UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS INVESTMENT MANAGEMENT

MFS® Core Equity Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.2%
Aerospace - 2.6%
Goodrich Corp.	2,670	$101,155
Lockheed Martin Corp.	7,370	508,751
Northrop Grumman Corp.	3,900	170,196
Precision Castparts Corp.	2,640	158,136
United Technologies Corp.	9,100	391,118

		$1,329,356

Airlines - 0.2%
Copa Holdings S.A., “A”	3,520	$100,918

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	8,390	$393,407

Biotechnology - 2.2%
Genzyme Corp. (a)	14,281	$848,149
Gilead Sciences, Inc. (a)	5,770	267,266

		$1,115,415

Broadcasting - 1.3%
Omnicom Group, Inc.	8,200	$191,880
Time Warner, Inc.	7,886	152,200
Walt Disney Co.	17,330	314,713

		$658,793

Brokerage & Asset Managers - 1.8%
Affiliated Managers Group, Inc. (a)	3,850	$160,584
Deutsche Boerse AG	3,120	188,111
GFI Group, Inc.	36,030	115,656
Invesco Ltd.	14,700	203,742
MarketAxess Holdings, Inc. (a)	11,380	86,943
TD AMERITRADE Holding Corp. (a)	12,750	176,078

		$931,114

Business Services - 2.0%
Accenture Ltd., “A”	10,190	$280,123
Amdocs Ltd. (a)	9,630	178,348
Dun & Bradstreet Corp.	2,230	171,710
MasterCard, Inc., “A”	1,360	227,773
Western Union Co.	13,150	165,296

		$1,023,250

Cable TV - 0.8%
Comcast Corp., “Special A”	16,670	$214,543
DIRECTV Group, Inc. (a)	3,350	76,347
Time Warner Cable, Inc.	4,605	114,204

		$405,094

Chemicals - 1.0%
3M Co.	7,770	$386,324
Celanese Corp.	10,010	133,834

		$520,158

Computer Software - 3.5%
Adobe Systems, Inc. (a)	24,300	$519,777
MicroStrategy, Inc., “A” (a)	15,600	533,364
MSC.Software Corp. (a)	50,615	285,469
VeriSign, Inc. (a)	24,070	454,201

		$1,792,811

Computer Software - Systems - 5.0%
Apple, Inc. (a)	12,950	$1,361,304
Hewlett-Packard Co.	29,830	956,350
Solera Holdings, Inc. (a)	8,530	211,373

		$2,529,027

Construction - 0.6%
Pulte Homes, Inc.	20,150	$220,240
Sherwin-Williams Co.	1,460	75,876

		$296,116

Consumer Goods & Services - 3.1%
Alberto-Culver Co.	4,650	$105,137
Capella Education Co. (a)	2,440	129,320
Colgate-Palmolive Co.	8,270	487,765
Procter & Gamble Co.	14,870	700,228
Strayer Education, Inc.	770	138,500

		$1,560,950

Containers - 0.3%
Crown Holdings, Inc. (a)	7,400	$168,202

Electrical Equipment - 3.0%
AMETEK, Inc.	6,510	$203,568
Danaher Corp.	18,320	993,310
Rockwell Automation, Inc.	14,420	314,933

		$1,511,811

Electronics - 3.7%
ASML Holding N.V.	6,210	$108,737
Flextronics International Ltd. (a)	46,911	135,573
Hittite Microwave Corp. (a)	6,300	196,560
Intel Corp.	42,270	636,164
Marvell Technology Group Ltd. (a)	38,530	352,935
National Semiconductor Corp.	33,360	342,607
Silicon Laboratories, Inc. (a)	3,600	95,040

		$1,867,616

Energy - Independent - 2.6%
Apache Corp.	5,480	$351,213
CONSOL Energy, Inc.	3,030	76,477
Devon Energy Corp.	3,090	138,092
EOG Resources, Inc.	3,160	173,042
Ultra Petroleum Corp. (a)	3,660	131,357
XTO Energy, Inc.	14,260	436,641

		$1,306,822

Energy - Integrated - 7.4%
BP PLC	25,870	$175,019
Chevron Corp.	21,800	1,465,832
Exxon Mobil Corp. (s)	17,190	1,170,639
Hess Corp.	7,280	394,576
Royal Dutch Shell PLC, “A”	15,910	358,635
TOTAL S.A.	3,890	193,422

		$3,758,123

Engineering - Construction - 0.9%
Fluor Corp.	11,810	$408,036
North American Energy Partners, Inc. (a)	20,010	61,031

		$469,067

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Entertainment - 0.2%
DreamWorks Animation, Inc., “A” (a)	4,420	$95,649

Food & Beverages - 4.1%
Coca-Cola Co.	11,550	$507,623
General Mills, Inc.	5,800	289,304
Hain Celestial Group, Inc. (a)	9,030	128,587
J.M. Smucker Co.	4,110	153,180
PepsiCo, Inc. (s)	18,910	973,487

		$2,052,181

Food & Drug Stores - 1.1%
CVS Caremark Corp.	15,240	$418,948
Kroger Co.	7,400	157,028

		$575,976

Gaming & Lodging - 0.4%
International Game Technology	9,900	$91,278
Pinnacle Entertainment, Inc. (a)	8,550	60,192
Royal Caribbean Cruises Ltd.	6,540	52,385

		$203,855

General Merchandise - 2.2%
Kohl’s Corp. (a)	4,640	$196,365
Target Corp.	15,130	520,321
Wal-Mart Stores, Inc.	7,310	380,851

		$1,097,537

Health Maintenance Organizations - 0.9%
WellPoint, Inc. (a)	12,260	$465,512

Insurance - 2.8%
ACE Ltd.	2,110	$85,244
Allied World Assurance Co. Holdings Ltd.	9,730	370,032
Aon Corp.	3,830	156,341
Chubb Corp.	4,630	195,942
MetLife, Inc.	16,870	384,130
Travelers Cos., Inc.	5,940	241,402

		$1,433,091

Internet - 1.4%
Google, Inc., “A” (a)	2,100	$730,926

Leisure & Toys - 0.2%
Hasbro, Inc.	4,650	$116,576

Machinery & Tools - 1.0%
Bucyrus International, Inc.	5,550	$84,249
Deere & Co.	3,800	124,906
Eaton Corp.	4,480	165,133
Roper Industries, Inc.	2,890	122,681

		$496,969

Major Banks - 4.6%
Bank of New York Mellon Corp.	11,838	$334,424
Goldman Sachs Group, Inc.	2,240	237,485
JPMorgan Chase & Co. (s)	44,030	1,170,317
State Street Corp.	6,180	190,220
Wells Fargo & Co.	26,120	371,949

		$2,304,395

Medical & Health Technology & Services - 1.7%
DaVita, Inc. (a)	3,920	$172,284
IDEXX Laboratories, Inc. (a)	2,380	82,300
Medco Health Solutions, Inc. (a)	5,420	224,063
MWI Veterinary Supply, Inc. (a)	5,470	155,786
Patterson Cos., Inc. (a)	7,200	135,792
VCA Antech, Inc. (a)	3,800	85,690

		$855,915

Medical Equipment - 3.7%
Alcon, Inc.	1,940	$176,365
Medtronic, Inc.	23,430	690,482
NxStage Medical, Inc. (a)(z)	33,830	87,281
NxStage Medical, Inc. (a)	8,430	21,749
Waters Corp. (a)	18,670	689,857
Zimmer Holdings, Inc. (a)	5,410	197,465

		$1,863,199

Metals & Mining - 0.6%
Cameco Corp.	5,290	$90,829
Cliffs Natural Resources, Inc.	4,730	85,897
Nucor Corp.	2,580	98,479

		$275,205

Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	14,390	$163,758

Network & Telecom - 1.8%
Ciena Corp. (a)	18,700	$145,486
Cisco Systems, Inc. (a)	32,730	548,882
Research in Motion Ltd. (a)	5,420	233,439

		$927,807

Oil Services - 1.7%
Exterran Holdings, Inc. (a)	4,250	$68,085
Halliburton Co.	12,300	190,281
Helmerich & Payne, Inc.	2,850	64,895
Noble Corp.	10,820	260,654
Transocean, Inc. (a)	4,750	279,490

		$863,405

Other Banks & Diversified Financials - 1.4%
City National Corp.	6,340	$214,102
Discover Financial Services	10,110	63,794
Euro Dekania Ltd. (z)	50,820	27,166
New York Community Bancorp, Inc.	7,250	80,983
NewAlliance Bancshares, Inc.	8,820	103,547
People’s United Financial, Inc.	12,350	221,930

		$711,522

Pharmaceuticals - 7.2%
Abbott Laboratories	14,680	$700,236
Allergan, Inc.	4,750	226,860
Johnson & Johnson	18,570	976,782
Merck & Co., Inc.	9,170	245,298
Pfizer, Inc.	14,880	202,666
Schering-Plough Corp.	23,470	552,719
Teva Pharmaceutical Industries Ltd., ADR	4,770	214,889
Wyeth	11,910	512,606

		$3,632,056

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Core Equity Series

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Pollution Control - 0.4%
Republic Services, Inc.			12,690	$217,634

Precious Metals & Minerals - 0.3%
Goldcorp, Inc.			3,370	$112,288
Teck Cominco Ltd., “B”			5,880	32,879

				$145,167

Railroad & Shipping - 0.9%
Canadian National Railway Co.			9,090	$322,241
Union Pacific Corp.			3,510	144,296

				$466,537

Real Estate - 1.5%
Kilroy Realty Corp., REIT			7,060	$121,361
Mack-Cali Realty Corp., REIT			31,670	627,383

				$748,744

Restaurants - 0.5%
P.F. Chang’s China Bistro, Inc. (a)			11,080	$253,510

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.			3,210	$180,563
Airgas, Inc.			2,400	81,144
Praxair, Inc.			3,720	250,319

				$512,026

Specialty Stores - 3.6%
Abercrombie & Fitch Co., “A”			9,890	$235,382
Home Depot, Inc.			6,020	141,831
Nordstrom, Inc.			11,620	194,635
O’Reilly Automotive, Inc. (a)			6,660	233,167
PetSmart, Inc.			22,720	476,211
Staples, Inc.			16,140	292,295
Tiffany & Co.			11,310	243,844

				$1,817,365

Telecommunications - Wireless - 0.8%
Cellcom Israel Ltd.			6,380	$135,894
Rogers Communications, Inc., “B”			12,620	290,776

				$426,670

Telephone Services - 2.6%
AT&T, Inc.			40,930	$1,031,436
Verizon Communications, Inc.			8,770	264,854

				$1,296,290

Tobacco - 1.8%
Lorillard, Inc.			6,370	$393,284
Philip Morris International, Inc.			13,790	490,648

				$883,932

Trucking - 0.8%
Expeditors International of
Washington, Inc.			4,760	$134,660
FedEx Corp.			2,400	106,776
J.B. Hunt Transport Services, Inc.			6,960	167,806

				$409,242

Utilities - Electric Power - 3.9%
American Electric Power Co., Inc.			5,800	$146,508
CMS Energy Corp.			19,940	236,090
Dominion Resources, Inc.			6,290	194,927
NRG Energy, Inc. (a)			6,940	122,144
PG&E Corp.			6,520	249,194
PPL Corp.			9,260	265,855
Progress Energy, Inc.			7,910	286,817
Public Service Enterprise Group, Inc.			8,380	246,959
Wisconsin Energy Corp.			5,820	239,609

				$1,988,103

Total Common Stocks				$49,768,804

	Strike Price	First Exercise
WARRANTS - 0.0%
Medical Equipment - 0.0%
NxStage Medical, Inc. (1 share for 1 warrant) (a) (z)	$5.50	8/01/08	6,766	$12,193

MONEY MARKET FUNDS (v) – 2.0%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			990,606	$990,606

Total Investments				$50,771,603

SECURITIES SOLD SHORT - (0.2)%
Potash Corporation of Saskatchewan, Inc. (a)			(1,500)	$(121,215)

OTHER ASSETS, LESS LIABILITIES - 0.0%				2,517

NET ASSETS - 100.0%				$50,652,905

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Core Equity Series

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2009, the value of securities pledged amounted to $172,740.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	6/25/07	$737,167	$27,166
NxStage Medical, Inc.	5/22/08	$133,667	$87,281
NxStage Medical, Inc. (Warrants)	5/22/08	18,568	12,193

Total Restricted Securities			$126,640
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$50,644,962	$99,475	$27,166	$50,771,603
Short sales	$(121,215)	$—	$—	$(121,215)
Other Financial Instruments	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$147,361	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(120,195)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 3/31/09	$27,166	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$70,958,806

Gross unrealized appreciation	$759,837
Gross unrealized depreciation	(20,947,040)

Net unrealized appreciation (depreciation)	$(20,187,203)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	3,694,899	(2,704,293)	990,606

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$333	$990,606

5

MFS® Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.4%
Aerospace - 1.2%
Lockheed Martin Corp.	67,280	$4,644,333

Alcoholic Beverages - 0.4%
Molson Coors Brewing Co.	40,450	$1,386,626

Apparel Manufacturers - 0.4%
NIKE, Inc., “B”	29,476	$1,382,130

Biotechnology - 5.2%
Biogen Idec, Inc. (a)	17,120	$897,430
Celgene Corp. (a)	85,110	3,778,884
Genzyme Corp. (a)	114,940	6,826,287
Gilead Sciences, Inc. (a)	186,320	8,630,342

		$20,132,943

Brokerage & Asset Managers - 2.2%
Charles Schwab Corp.	220,970	$3,425,035
CME Group, Inc.	10,700	2,636,373
Intercontinental Exchange, Inc. (a)	22,870	1,703,129
Lazard Ltd.	26,270	772,338

		$8,536,875

Business Services - 3.3%
MasterCard, Inc., “A”	30,580	$5,121,538
Visa, Inc., “A”	124,380	6,915,528
Western Union Co.	63,770	801,589

		$12,838,655

Cable TV - 0.5%
DIRECTV Group, Inc. (a)	77,200	$1,759,388

Chemicals - 0.9%
Ecolab, Inc.	53,100	$1,844,163
Monsanto Co.	18,760	1,558,956

		$3,403,119

Computer Software - 5.8%
Adobe Systems, Inc. (a)	129,300	$2,765,727
Akamai Technologies, Inc. (a)	97,970	1,900,618
Citrix Systems, Inc. (a)	138,750	3,141,300
McAfee, Inc. (a)	107,030	3,585,505
Oracle Corp. (a)	121,080	2,187,916
VeriSign, Inc. (a)	477,633	9,012,935

		$22,594,001

Computer Software - Systems - 6.5%
Apple, Inc. (a)	123,470	$12,979,166
EMC Corp. (a)	279,100	3,181,740
Hewlett-Packard Co.	283,670	9,094,460

		$25,255,366

Construction - 0.4%
Sherwin-Williams Co.	32,490	$1,688,505

Consumer Goods & Services - 4.2%
Apollo Group, Inc., “A” (a)	12,800	$1,002,624
Capella Education Co. (a)	28,890	1,531,170
Colgate-Palmolive Co.	86,420	5,097,052
DeVry, Inc.	46,840	2,256,751
New Oriental Education & Technology Group, Inc., ADR (a)	26,500	1,331,625
Priceline.com, Inc. (a)	23,580	1,857,632
Strayer Education, Inc.	16,880	3,036,206

		$16,113,060

Electrical Equipment - 3.0%
Danaher Corp.	184,730	$10,016,061
Rockwell Automation, Inc.	66,550	1,453,452

		$11,469,513

Electronics - 5.7%
ARM Holdings PLC	610,560	$897,964
Broadcom Corp., “A” (a)	44,870	896,503
Flextronics International Ltd. (a)	260,630	753,221
Hittite Microwave Corp. (a)	66,530	2,075,736
Intel Corp.	319,220	4,804,261
Linear Technology Corp.	145,840	3,351,403
Marvell Technology Group Ltd. (a)	254,960	2,335,434
National Semiconductor Corp.	201,760	2,072,075
Samsung Electronics Co. Ltd.	7,805	3,223,553
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	168,900	1,511,655

		$21,921,805

Energy - Independent - 4.6%
Anadarko Petroleum Corp.	109,210	$4,247,177
Apache Corp.	28,310	1,814,388
Denbury Resources, Inc. (a)	73,300	1,089,238
EOG Resources, Inc.	15,280	836,733
Noble Energy, Inc.	57,410	3,093,251
Plains Exploration & Production Co. (a)	109,690	1,889,959
Ultra Petroleum Corp. (a)	91,470	3,282,858
XTO Energy, Inc.	47,812	1,464,003

		$17,717,607

Energy - Integrated - 3.3%
Chevron Corp.	67,260	$4,522,562
Exxon Mobil Corp.	26,940	1,834,614
Hess Corp.	43,890	2,378,838
Petroleo Brasileiro S.A., ADR	129,810	3,955,311

		$12,691,325

Engineering - Construction - 0.4%
Fluor Corp.	48,260	$1,667,383

Entertainment - 2.5%
DreamWorks Animation, Inc., “A” (a)	244,440	$5,289,682
Liberty Media Corp. (a)	40,400	805,980
TiVo, Inc. (a)	518,990	3,653,690

		$9,749,352

Food & Beverages - 2.5%
Coca-Cola Co.	78,740	$3,460,623
Pepsi Bottling Group, Inc.	46,670	1,033,274
PepsiCo, Inc.	101,510	5,225,735

		$9,719,632

Food & Drug Stores - 0.8%
CVS Caremark Corp.	107,070	$2,943,354

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - 0.7%
International Game Technology	199,580	$1,840,128
Penn National Gaming, Inc. (a)	35,880	866,502

		$2,706,630

General Merchandise - 2.9%
Kohl’s Corp. (a)	91,580	$3,875,666
Target Corp.	103,770	3,568,650
Wal-Mart Stores, Inc.	74,910	3,902,811

		$11,347,127

Insurance - 0.5%
ACE Ltd.	20,480	$827,392
Berkshire Hathaway, Inc., “B” (a)	420	1,184,400

		$2,011,792

Internet - 3.3%
Google, Inc., “A” (a)	33,420	$11,632,165
Tencent Holdings Ltd.	161,000	1,192,346

		$12,824,511

Leisure & Toys - 0.6%
Electronic Arts, Inc. (a)	84,340	$1,534,145
THQ, Inc. (a)	319,550	971,432

		$2,505,577

Major Banks - 1.3%
Goldman Sachs Group, Inc.	36,400	$3,859,128
Morgan Stanley	54,300	1,236,411

		$5,095,539

Medical & Health Technology & Services - 3.2%
Express Scripts, Inc. (a)	14,530	$670,850
IDEXX Laboratories, Inc. (a)	143,970	4,978,483
Medco Health Solutions, Inc. (a)	160,820	6,648,299

		$12,297,632

Medical Equipment - 6.6%
Baxter International, Inc.	130,590	$6,688,820
Becton, Dickinson & Co.	56,720	3,813,853
C.R. Bard, Inc.	56,330	4,490,628
Conceptus, Inc. (a)	238,810	2,806,018
DENTSPLY International, Inc.	46,300	1,243,155
Edwards Lifesciences Corp. (a)	21,200	1,285,356
St. Jude Medical, Inc. (a)	141,170	5,128,706

		$25,456,536

Metals & Mining - 0.6%
BHP Billiton Ltd., ADR	53,730	$2,396,358

Network & Telecom - 4.0%
Cisco Systems, Inc. (a)	598,260	$10,032,820
Corning, Inc.	119,500	1,585,765
Research in Motion Ltd. (a)	90,864	3,913,512

		$15,532,097

Oil Services - 2.4%
National Oilwell Varco, Inc. (a)	32,500	$933,075
Noble Corp.	68,227	1,643,588
Transocean, Inc. (a)	117,640	6,921,938

		$9,498,601

Other Banks & Diversified Financials - 0.1%
Redecard S.A.	20,900	$252,719

Personal Computers & Peripherals - 0.4%
NetApp, Inc. (a)	108,400	$1,608,656

Pharmaceuticals - 4.2%
Abbott Laboratories	121,150	$5,778,855
Schering-Plough Corp.	166,850	3,929,318
Teva Pharmaceutical Industries Ltd., ADR	39,200	1,765,960
Wyeth	112,130	4,826,075

		$16,300,208

Precious Metals & Minerals - 0.7%
Agnico Eagle Mines Ltd.	17,000	$967,640
Goldcorp, Inc.	52,520	1,749,966

		$2,717,606

Railroad & Shipping - 0.4%
Norfolk Southern Corp.	46,710	$1,576,463

Specialty Chemicals - 1.5%
Air Products & Chemicals, Inc.	16,800	$945,000
Praxair, Inc.	72,310	4,865,740

		$5,810,740

Specialty Stores - 4.4%
Abercrombie & Fitch Co., “A”	37,360	$889,168
Amazon.com, Inc. (a)	43,350	3,183,624
Home Depot, Inc.	106,900	2,518,564
Lowe’s Cos., Inc.	160,970	2,937,703
Nordstrom, Inc.	88,520	1,482,710
O’Reilly Automotive, Inc. (a)	43,860	1,535,539
PetSmart, Inc.	98,240	2,059,110
Staples, Inc.	137,420	2,488,676

		$17,095,094

Telecommunications - Wireless - 0.3%
America Movil S.A.B. de C.V., “L”, ADR	43,560	$1,179,605

Telephone Services - 2.2%
American Tower Corp., “A” (a)	153,843	$4,681,442
AT&T, Inc.	151,530	3,818,556

		$8,499,998

Tobacco - 1.6%
Philip Morris International, Inc.	178,160	$6,338,933

Trucking - 1.7%
Expeditors International of Washington, Inc.	49,000	$1,386,210
Landstar System, Inc.	103,910	3,477,868
United Parcel Service, Inc., “B”	35,600	1,752,232

		$6,616,310

Total Common Stocks		$377,283,704

MONEY MARKET FUNDS (v) - 4.0%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	15,574,716	$15,574,716

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
Total Investments		$392,858,420

OTHER ASSETS, LESS LIABILITIES - (1.4)%		(5,484,013)

NET ASSETS - 100.0%		$387,374,407

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$389,634,867	$3,223,553	$—	$392,858,420
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$479,596,331

Gross unrealized appreciation	$10,069,308
Gross unrealized depreciation	(96,807,219)

Net unrealized appreciation (depreciation)	$(86,737,911)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	46,138,723	(30,564,007)	15,574,716

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,944	$15,574,716

4

MFS INVESTMENT MANAGEMENT

MFS® Global Equity Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.3%
Alcoholic Beverages - 5.6%
Diageo PLC	48,859	$551,379
Grupo Modelo S.A. de C.V., “C”	33,300	100,030
Heineken N.V.	23,360	664,172
Pernod Ricard S.A.	4,266	237,906

		$1,553,487

Apparel Manufacturers - 5.6%
Burberry Group PLC	38,640	$156,210
Compagnie Financiere Richemont S.A.	16,651	260,085
LVMH Moet Hennessy Louis Vuitton S.A.	9,000	565,465
NIKE, Inc., “B”	12,290	576,278

		$1,558,038

Automotive - 0.3%
Harley-Davidson, Inc.	7,300	$97,747

Biotechnology - 0.3%
Actelion Ltd. (a)	2,028	$92,554

Broadcasting - 4.9%
Omnicom Group, Inc.	15,640	$365,976
Vivendi S.A.	9,030	239,045
Walt Disney Co.	26,040	472,886
WPP Group PLC	49,463	278,742

		$1,356,649

Brokerage & Asset Managers - 0.8%
Deutsche Boerse AG	1,660	$100,085
Julius Baer Holding Ltd.	5,020	123,482

		$223,567

Business Services - 1.7%
Accenture Ltd., “A”	13,280	$365,067
DST Systems, Inc. (a)	3,420	118,400

		$483,467

Chemicals - 3.4%
3M Co.	12,170	$605,092
Givaudan S.A.	650	336,906

		$941,998

Computer Software - 2.4%
Oracle Corp. (a)	36,620	$661,723

Conglomerates - 0.7%
Smiths Group PLC	19,405	$186,271

Consumer Goods & Services - 5.9%
Henkel KGaA, IPS	3,140	$85,439
International Flavors & Fragrances, Inc.	6,200	188,852
Kao Corp.	21,000	411,755
Procter & Gamble Co.	6,873	323,650
Reckitt Benckiser Group PLC	16,650	625,686

		$1,635,382

Electrical Equipment - 3.3%
Legrand S.A.	17,590	$305,797
Rockwell Automation, Inc.	7,940	173,410
Schneider Electric S.A.	6,770	450,721

		$929,928

Electronics - 5.9%
ASML Holding N.V. (l)	10,452	$185,385
Canon, Inc.	13,000	379,206
Hirose Electric Co. Ltd.	1,200	116,239
Hoya Corp.	16,500	326,616
Intel Corp.	19,860	298,893
Samsung Electronics Co. Ltd.	801	330,822

		$1,637,161

Energy - Independent - 1.0%
INPEX Corp.	40	$276,001

Energy - Integrated - 4.8%
Chevron Corp.	5,040	$338,890
Exxon Mobil Corp.	3,670	249,927
Royal Dutch Shell PLC, “A”	16,520	371,588
TOTAL S.A.	7,660	380,877

		$1,341,282

Food & Beverages - 7.4%
General Mills, Inc.	2,850	$142,158
J.M. Smucker Co.	6,875	256,231
Nestle S.A.	30,971	1,046,968
PepsiCo, Inc.	12,350	635,778

		$2,081,135

Food & Drug Stores - 2.2%
Tesco PLC	31,798	$152,115
Walgreen Co.	17,490	454,040

		$606,155

Gaming & Lodging - 0.9%
Ladbrokes PLC	64,239	$168,908
William Hill PLC	39,090	95,490

		$264,398

Insurance - 1.4%
AXA	21,370	$256,949
QBE Insurance Group Ltd.	3,554	47,787
Swiss Reinsurance Co.	6,090	99,726

		$404,462

Machinery & Tools - 0.6%
Fanuc Ltd.	2,300	$157,631

Major Banks - 5.5%
Bank of New York Mellon Corp.	17,670	$499,178
Erste Group Bank AG	8,228	139,379
Goldman Sachs Group, Inc.	2,260	239,605
Intesa Sanpaolo S.p.A.	37,181	102,379
Standard Chartered PLC	15,968	198,530
State Street Corp.	11,930	367,205

		$1,546,276

Medical Equipment - 9.1%
Alcon, Inc.	2,850	$259,094
DENTSPLY International, Inc.	9,460	254,001
Essilor International S.A.	2,700	104,388

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Medtronic, Inc.	15,310	$451,186
Sonova Holding AG	1,586	95,859
Synthes, Inc.	3,480	387,652
Thermo Fisher Scientific, Inc. (a)	9,150	326,381
Waters Corp. (a)	8,350	308,533
Zimmer Holdings, Inc. (a)	9,440	344,560

		$2,531,654

Natural Gas - Distribution - 1.4%
Gaz de France	11,503	$395,063

Network & Telecom - 1.5%
Cisco Systems, Inc. (a)	25,360	$425,287

Other Banks & Diversified Financials - 1.9%
Aeon Credit Service Co. Ltd.	10,000	$90,838
American Express Co.	10,010	136,436
Komercni Banka A.S.	735	73,263
UBS AG (a)	24,345	228,843

		$529,380

Pharmaceuticals - 8.1%
Bayer AG	6,870	$328,589
GlaxoSmithKline PLC	8,990	140,280
Johnson & Johnson	7,690	404,494
Merck KGaA	5,580	493,448
Roche Holding AG	6,430	882,339

		$2,249,150

Printing & Publishing - 0.9%
Wolters Kluwer N.V.	15,710	$254,851

Railroad & Shipping - 1.2%
Canadian National Railway Co.	9,454	$335,144

Specialty Chemicals - 5.3%
L’Air Liquide S.A.	4,205	$342,161
Linde AG	9,490	645,299
Praxair, Inc.	4,170	280,599
Shin-Etsu Chemical Co. Ltd.	4,200	206,142

		$1,474,201

Specialty Stores - 0.2%
Sally Beauty Holdings, Inc. (a)	8,910	$50,609

Telephone Services - 0.7%
Singapore Telecommunications Ltd.	121,950	$202,856

Trucking - 2.8%
TNT N.V.	18,990	$324,964
United Parcel Service, Inc., “B”	9,140	449,871

		$774,835

Utilities - Electric Power - 0.6%
E.ON AG	6,022	$167,297

Total Common Stocks		$27,425,639

	Strike Price	First Exercise	Shares/Par	Value ($)
RIGHTS - 0.1%
Issuer
Gaming & Lodging - 0.1%
William Hill PLC (1 right for 1 share) (a)	£1.05	3/24/09	39,600	$36,365

MONEY MARKET FUNDS(v) - 1.3%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			364,420	$364,420

COLLATERAL FOR SECURITIES LOANED - 0.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			140,318	$140,318

Total Investments				$27,966,742

OTHER ASSETS, LESS LIABILITIES - (0.2)%				(52,983)

NET ASSETS - 100.0%				$27,913,759

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Equity Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$25,899,706	$2,067,036	$—	$27,966,742
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$38,722,129

Gross unrealized appreciation	$1,188,135
Gross unrealized depreciation	(11,943,522)

Net unrealized appreciation (depreciation)	$(10,755,387)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,068,768	(1,704,348)	364,420

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$276	$364,420

3

MFS Global Equity Series

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

United States	39.9%
Switzerland	12.7%
France	11.7%
United Kingdom	9.3%
Japan	7.0%
Germany	6.5%
Netherlands	6.5%
Canada	1.2%
South Korea	1.2%
Other Countries	4.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS® High Income Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - 80.0%
Aerospace - 1.2%
Bombardier, Inc., 6.3%, 2014 (n)		$1,685,000	$1,187,925
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,100,000	280,500
TransDigm Group, Inc., 7.75%, 2014		510,000	475,575
Vought Aircraft Industries, Inc., 8%, 2011		2,260,000	881,400

			$2,825,400

Airlines - 0.9%
AMR Corp., 7.858%, 2011		$745,000	$603,450
Continental Airlines, Inc., 7.339%, 2014		1,898,000	1,186,250
Continental Airlines, Inc., 6.9%, 2017		204,842	145,438
Continental Airlines, Inc., 6.748%, 2017		114,311	84,590

			$2,019,728

Asset Backed & Securitized - 4.2%
Airlie LCDO Ltd., CDO, FRN, 3.13%, 2011 (a)(z)		$699,891	$150,896
Anthracite Ltd., CDO, 6%, 2037 (z)		290,000	29,000
Arbor Realty Mortgage Securities, CDO, FRN, 3.432%, 2038 (z)		640,937	25,637
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045 (z)		906,493	54,390
Babson Ltd., CLO, “D”, FRN, 2.594%, 2018 (n)		655,000	62,225
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		496,525	226,472
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		2,112,356	914,799
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049		1,030,000	698,139
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051		484,576	195,316
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		1,050,000	721,320
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		985,952	120,634
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		447,517	201,447
Crest Ltd., CDO, 7%, 2040		846,250	114,244
CWCapital Cobalt Ltd., 5.223%, 2048		285,000	183,936
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)		938,000	37,520
CWCapital Cobalt Ltd., CDO, “F”, FRN, 2.459%, 2050 (z)		500,000	20,000
First Union National Bank Commercial Mortgage Trust, 6.75%, 2010		750,000	375,691
GS Mortgage Securities Corp., 5.56%, 2039		1,170,000	878,506
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		1,472,335	633,104
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		980,645	435,169
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		1,620,000	1,094,831
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		750,000	118,728
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050		750,000	116,341
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		1,592,719	718,230
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		408,000	147,210
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		1,050,000	662,624
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047		579,683	59,089
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		1,589,805	714,026
Wachovia Credit, CDO, FRN, 2.572%, 2026 (z)		372,000	14,880

			$9,724,404

Automotive - 2.8%
Accuride Corp., 8.5%, 2015		$925,000	$196,563
Allison Transmission, Inc., 11%, 2015 (n)		1,925,000	914,375
FCE Bank PLC, 7.125%, 2012	EUR	2,350,000	2,123,103
Ford Motor Credit Co. LLC, 9.75%, 2010		$920,000	756,834
Ford Motor Credit Co. LLC, 12%, 2015		1,009,000	764,632
Ford Motor Credit Co. LLC, 8%, 2016		1,070,000	703,237
General Motors Corp., 8.375%, 2033		507,000	60,840
Goodyear Tire & Rubber Co., 9%, 2015		1,155,000	889,350

			$6,408,934

Broadcasting - 3.0%
Allbritton Communications Co., 7.75%, 2012		$2,190,000	$810,300
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		1,380,000	190,728
CanWest MediaWorks LP, 9.25%, 2015 (d)(n)		1,070,000	74,900
Clear Channel Communications, 10.75%, 2016 (n)		460,000	83,950
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)		1,915,000	1,800,100
Lamar Media Corp., 6.625%, 2015		1,810,000	1,321,300
Lamar Media Corp., “C”, 6.625%, 2015		975,000	702,000
LBI Media, Inc., 8.5%, 2017 (z)		1,025,000	276,750
LIN TV Corp., 6.5%, 2013		1,500,000	780,000

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
Local TV Finance LLC, 9.25%, 2015 (p)(z)	$1,625,000	$113,750
Newport Television LLC, 13%, 2017 (p)(n)	1,875,000	52,734
Nexstar Broadcasting Group, Inc., 7%, 2014	444,000	193,140
Nexstar Broadcasting Group, Inc., 7%, 2014 (p)	1,338,965	348,075
Univision Communications, Inc., 9.75%, 2015 (p)(n)	2,500,000	236,875
Young Broadcasting, Inc., 8.75%, 2014 (d)	545,000	60

		$6,984,662

Brokerage & Asset Managers - 0.3%
Janus Capital Group, Inc., 6.95%, 2017	$535,000	$265,212
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,485,000	415,800

		$681,012

Building - 1.0%
Associated Materials, Inc., 9.75%, 2012	$625,000	$493,750
Associated Materials, Inc., 11.25%, 2014	780,000	234,000
Building Materials Corp. of America, 7.75%, 2014	865,000	594,688
Nortek, Inc., 10%, 2013	800,000	334,000
Nortek, Inc., 8.5%, 2014	490,000	49,000
Ply Gem Industries, Inc., 9%, 2012	763,000	188,843
Ply Gem Industries, Inc., 11.75%, 2013	805,000	358,225

		$2,252,506

Business Services - 1.4%
First Data Corp., 9.875%, 2015	$2,005,000	$1,172,925
Iron Mountain, Inc., 6.625%, 2016	685,000	633,625
SunGard Data Systems, Inc., 9.125%, 2013	360,000	313,200
SunGard Data Systems, Inc., 10.25%, 2015	1,695,000	1,186,500

		$3,306,250

Cable TV - 4.8%
CCO Holdings LLC, 8.75%, 2013	$2,275,000	$1,899,625
Charter Communications, Inc., 8.375%, 2014 (n)	780,000	686,400
Charter Communications, Inc., 10.875%, 2014 (n)	950,000	921,500
CSC Holdings, Inc., 6.75%, 2012	1,295,000	1,246,438
CSC Holdings, Inc., 8.5%, 2014 (z)	595,000	586,075
CSC Holdings, Inc., 8.5%, 2015 (n)	400,000	391,000
DirectTV Holdings LLC, 7.625%, 2016	1,720,000	1,685,600
Mediacom LLC, 9.5%, 2013	535,000	500,225
Time Warner Cable, Inc., 8.75%, 2019	995,000	1,056,517
Videotron LTEE, 6.875%, 2014	945,000	893,025
Virgin Media, Inc., 9.125%, 2016	1,235,000	1,148,550

		$11,014,955

Chemicals - 2.2%
Innophos Holdings, Inc., 8.875%, 2014	$1,630,000	$1,336,600
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	1,924,000	1,568,060
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	1,115,000	176,333
Momentive Performance Materials, Inc., 11.5%, 2016	801,000	150,188
Nalco Co., 7.75%, 2011	570,000	561,450
Nalco Co., 8.875%, 2013	1,230,000	1,180,800

		$4,973,431

Consumer Goods & Services - 3.1%
Corrections Corp. of America, 6.25%, 2013	$790,000	$756,425
GEO Group, Inc., 8.25%, 2013	890,000	825,475
Jarden Corp., 7.5%, 2017	1,440,000	1,159,200
KAR Holdings, Inc., 5.17%, 2014	555,000	260,850
KAR Holdings, Inc., 10%, 2015	1,375,000	598,125
Service Corp. International, 7.375%, 2014	690,000	641,700
Service Corp. International, 7%, 2017	2,640,000	2,244,000
Ticketmaster, 10.75%, 2016 (n)	835,000	567,800

		$7,053,575

Containers - 1.6%
Crown Americas LLC, 7.625%, 2013	$1,035,000	$1,038,881
Graham Packaging Holdings Co., 9.875%, 2014	1,475,000	951,375
Greif, Inc., 6.75%, 2017	1,070,000	971,025
Owens-Brockway Glass Container, Inc., 8.25%, 2013	600,000	603,000

		$3,564,281

Defense Electronics - 1.0%
L-3 Communications Corp., 6.125%, 2014	$1,370,000	$1,294,650
L-3 Communications Corp., 5.875%, 2015	1,105,000	1,024,888

		$2,319,538

Electronics - 0.7%
Avago Technologies Ltd., 11.875%, 2015	$795,000	$612,150
Flextronics International Ltd., 6.25%, 2014	840,000	709,800
Freescale Semiconductor, Inc., 8.875%, 2014	740,000	155,400
Spansion, Inc., 11.25%, 2016 (d)(n)	1,765,000	39,713

		$1,517,063

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 1.683%, 2012	$534,400	$253,989

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Energy - Independent - 6.3%
Chaparral Energy, Inc., 8.875%, 2017		$2,085,000	$719,325
Chesapeake Energy Corp., 7%, 2014		614,000	540,320
Chesapeake Energy Corp., 9.5%, 2015		435,000	423,038
Chesapeake Energy Corp., 6.375%, 2015		1,955,000	1,647,088
Forest Oil Corp., 8.5%, 2014 (n)		420,000	389,550
Forest Oil Corp., 7.25%, 2019		1,485,000	1,173,150
Forest Oil Corp., 7.25%, 2019 (n)		255,000	201,450
Hilcorp Energy I LP, 7.75%, 2015 (n)		185,000	135,050
Hilcorp Energy I LP, 9%, 2016 (n)		1,600,000	1,184,000
Mariner Energy, Inc., 8%, 2017		1,740,000	1,148,400
McMoRan Exploration Co., 11.875%, 2014		470,000	324,300
Newfield Exploration Co., 6.625%, 2014		795,000	719,475
Newfield Exploration Co., 6.625%, 2016		350,000	313,250
OPTI Canada, Inc., 8.25%, 2014		2,435,000	1,089,663
Petrohawk Energy Corp., 10.5%, 2014 (n)		670,000	666,650
Plains Exploration & Production Co., 7%, 2017		2,005,000	1,593,975
Quicksilver Resources, Inc., 8.25%, 2015		55,000	35,475
Quicksilver Resources, Inc., 7.125%, 2016		2,350,000	1,116,250
SandRidge Energy, Inc., 8%, 2018 (n)		1,360,000	999,600

			$14,420,009

Entertainment - 0.6%
AMC Entertainment, Inc., 11%, 2016		$985,000	$896,350
Marquee Holdings, Inc., 9.505%, 2014		755,000	528,500

			$1,424,850

Financial Institutions - 1.3%
GMAC LLC, 6.875%, 2011 (z)		$2,263,000	$1,608,133
GMAC LLC, 7%, 2012 (z)		600,000	414,432
GMAC LLC, 6.75%, 2014 (z)		1,075,000	624,726
GMAC LLC, 8%, 2031 (z)		619,000	297,838

			$2,945,129

Food & Beverages - 2.8%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)		$825,000	$822,608
ARAMARK Corp., 8.5%, 2015		765,000	703,800
B&G Foods, Inc., 8%, 2011		1,120,000	1,047,200
Dean Foods Co., 7%, 2016		1,760,000	1,672,000
Del Monte Corp., 6.75%, 2015		1,425,000	1,339,500
Michael Foods, Inc., 8%, 2013		890,000	792,100

			$6,377,208

Forest & Paper Products - 2.0%
Buckeye Technologies, Inc., 8%, 2010		$78,000	$74,490
Buckeye Technologies, Inc., 8.5%, 2013		1,840,000	1,610,000
Georgia-Pacific Corp., 7.125%, 2017 (n)		1,185,000	1,096,125
Georgia-Pacific Corp., 8%, 2024		505,000	401,475
Graphic Packaging International Corp., 9.5%, 2013		795,000	568,425
Jefferson Smurfit Corp., 8.25%, 2012 (d)		600,000	75,000
JSG Funding PLC, 7.75%, 2015		150,000	88,125
Millar Western Forest Products Ltd., 7.75%, 2013		1,555,000	520,925
NewPage Holding Corp., 10%, 2012		140,000	48,650
Smurfit-Stone Container Corp., 8%, 2017 (d)		828,000	99,360

			$4,582,575

Gaming & Lodging - 3.1%
Boyd Gaming Corp., 6.75%, 2014		$1,165,000	$675,700
Firekeepers Development Authority, 13.875%, 2015 (z)		500,000	305,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		1,190,000	35,700
Harrah’s Operating Co., Inc., 10.75%, 2016		2,903,000	551,570
Harrah’s Operating Co., Inc., 10%, 2018 (z)		666,000	199,800
Host Hotels & Resorts, Inc., 7.125%, 2013		660,000	532,950
Host Hotels & Resorts, Inc., 6.75%, 2016		725,000	529,250
MGM Mirage, 8.5%, 2010		955,000	391,550
MGM Mirage, 8.375%, 2011		925,000	97,125
MGM Mirage, 5.875%, 2014		1,905,000	666,750
MGM Mirage, 7.5%, 2016		445,000	155,750
Pinnacle Entertainment, Inc., 8.75%, 2013		90,000	79,200
Pinnacle Entertainment, Inc., 7.5%, 2015		2,575,000	1,596,500
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		555,000	474,525
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		405,000	267,300
Station Casinos, Inc., 6%, 2012 (d)		465,000	116,250
Station Casinos, Inc., 6.5%, 2014 (d)		2,175,000	108,750
Station Casinos, Inc., 6.875%, 2016 (d)		2,540,000	127,000
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		3,305,000	264,400

			$7,175,070

Industrial - 1.6%
Baldor Electric Co., 8.625%, 2017		$575,000	$455,688
Blount International, Inc., 8.875%, 2012		695,000	655,038
JohnsonDiversey, Inc., 9.625%, 2012	EUR	460,000	488,925

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Industrial - continued
JohnsonDiversey, Inc., “B”, 9.625%, 2012	$2,255,000	$2,040,775

		$3,640,426

Insurance - Property & Casualty - 0.2%
USI Holdings Corp., 9.75%, 2015 (z)	$1,075,000	$483,750

Machinery & Tools - 0.4%
Case New Holland, Inc., 7.125%, 2014	$1,235,000	$907,725

Major Banks - 1.1%
Bank of America Corp., 8% to 2018, FRN to 2059	$2,720,000	$1,089,333
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	2,165,000	1,391,316

		$2,480,649

Medical & Health Technology & Services - 8.3%
Biomet, Inc., 10%, 2017	$1,065,000	$1,054,350
Biomet, Inc., 11.625%, 2017	1,000,000	882,500
Community Health Systems, Inc., 8.875%, 2015	3,340,000	3,156,300
Cooper Cos., Inc., 7.125%, 2015	805,000	726,513
DaVita, Inc., 6.625%, 2013	476,000	461,720
DaVita, Inc., 7.25%, 2015	1,742,000	1,674,498
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (z)	865,000	899,600
HCA, Inc., 6.375%, 2015	2,175,000	1,424,625
HCA, Inc., 9.25%, 2016	4,225,000	3,844,750
Psychiatric Solutions, Inc., 7.75%, 2015	860,000	776,150
U.S. Oncology, Inc., 10.75%, 2014	2,385,000	2,194,200
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,280,000	1,139,200
Universal Hospital Services, Inc., FRN, 5.942%, 2015	310,000	224,750
VWR Funding, Inc., 10.25%, 2015 (p)	905,000	615,400

		$19,074,556

Metals & Mining - 4.1%
Arch Western Finance LLC, 6.75%, 2013	$1,195,000	$1,093,425
FMG Finance Ltd., 10.625%, 2016 (n)	2,205,000	1,852,200
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	3,710,000	3,468,850
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015	545,000	448,263
Peabody Energy Corp., 5.875%, 2016	845,000	752,050
Peabody Energy Corp., 7.375%, 2016	1,390,000	1,376,100
Rio Tinto Finance USA Ltd., 5.875%, 2013	530,000	475,259

		$9,466,147

Municipals - 0.6%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$1,430,000	$1,282,109

Natural Gas - Distribution - 1.3%
AmeriGas Partners LP, 7.125%, 2016	$1,695,000	$1,593,300
Inergy LP, 6.875%, 2014	1,540,000	1,424,500

		$3,017,800

Natural Gas - Pipeline - 2.4%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,015,000	$578,550
Atlas Pipeline Partners LP, 8.75%, 2018	940,000	526,400
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,700,000	1,629,562
El Paso Corp., 8.25%, 2016	890,000	832,150
El Paso Corp., 7.25%, 2018	955,000	811,750
Transcontinental Gas Pipe Line Corp., 7%, 2011	286,000	289,508
Williams Partners LP, 7.25%, 2017	1,000,000	850,000

		$5,517,920

Network & Telecom - 4.3%
Cincinnati Bell, Inc., 8.375%, 2014	$2,130,000	$2,002,200
Citizens Communications Co., 9.25%, 2011	1,636,000	1,660,529
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,230,000	1,150,050
Qwest Communications International, Inc., 7.25%, 2011	1,960,000	1,871,800
Qwest Corp., 7.875%, 2011	570,000	561,450
Qwest Corp., 8.875%, 2012	1,740,000	1,718,250
Windstream Corp., 8.625%, 2016	1,015,000	997,238

		$9,961,517

Printing & Publishing - 0.9%
American Media Operations, Inc., 9%, 2013 (p)(z)	$80,748	$39,203
American Media Operations, Inc., 14%, 2013 (p)(z)	832,728	397,003
Dex Media West LLC, 9.875%, 2013	1,346,000	269,200
Idearc, Inc., 8%, 2016 (d)	1,280,000	33,600
Nielsen Finance LLC, 10%, 2014	1,200,000	1,032,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	326,000	135,290
Quebecor World, Inc., 6.125%, 2013 (d)	725,000	12,688
Tribune Co., 5.25%, 2015 (d)	845,000	31,688

		$1,950,672

Retailers - 0.7%
Couche-Tard, Inc., 7.5%, 2013	$340,000	$334,050
Rite Aid Corp., 7.5%, 2017	605,000	311,575
Sally Beauty Holdings, Inc., 10.5%, 2016	980,000	857,500

		$1,503,125

4

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$1,105,000	$872,950

Telecommunications - Wireless - 3.0%
Alltel Corp., 7%, 2012	$1,049,000	$1,092,590
Crown Castle International Corp., 9%, 2015	810,000	812,025
MetroPCS Wireless, Inc., 9.25%, 2014	965,000	936,050
Nextel Communications, Inc., 6.875%, 2013	385,000	219,450
Sprint Nextel Corp., 8.375%, 2012	1,315,000	1,183,500
Sprint Nextel Corp., 8.75%, 2032	800,000	536,000
Sprint Nextel Corp., FRN, 1.631%, 2010	585,000	541,383
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	1,620,000	1,603,800

		$6,924,798

Tobacco - 0.6%
Altria Group, Inc., 9.7%, 2018	$1,225,000	$1,333,413

Transportation - Services - 0.5%
Hertz Corp., 8.875%, 2014	$1,945,000	$1,179,156

Utilities - Electric Power - 5.2%
AES Corp., 8%, 2017	$2,075,000	$1,779,313
Dynegy Holdings, Inc., 7.5%, 2015	960,000	655,200
Dynegy Holdings, Inc., 7.75%, 2019	520,000	338,000
Edison Mission Energy, 7%, 2017	1,775,000	1,295,750
Mirant Americas Generation LLC, 8.3%, 2011	900,000	873,000
Mirant North America LLC, 7.375%, 2013	405,000	366,525
NRG Energy, Inc., 7.375%, 2016	4,535,000	4,217,550
Reliant Energy, Inc., 7.875%, 2017	774,000	611,460
Texas Competitive Electric Holdings, LLC, 10.25%, 2015	3,720,000	1,860,000

		$11,996,798

Total Bonds		$183,418,080

FLOATING RATE LOANS (g)(r) - 6.2%
Aerospace - 0.4%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.45%, 2014	$96,021	$43,103
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.75%, 2014	2,162,017	970,506

		$1,013,609

Automotive - 1.1%
Accuride Corp., Term Loan B, 8%, 2012	$148,718	$83,282
Federal-Mogul Corp., Term Loan B, 2.44%, 2015	1,244,433	598,661
Ford Motor Co., Term Loan B, 3.56%, 2013	2,236,711	1,065,545
General Motors, Term Loan B, 8%, 2013	1,712,527	708,558
Mark IV Industries, Inc., Second Lien Term Loan, 10.38%, 2011	1,002,280	15,034

		$2,471,080

Broadcasting - 0.3%
Gray Television, Inc., Term Loan, 2.54%, 2014 (o)	$564,196	$229,440
Young Broadcasting, Inc., Term Loan, 4.75%, 2012	1,193,855	401,932
Young Broadcasting, Inc., Incremental Term Loan B-1, 4.75%, 2012	445,189	149,881

		$781,253

Building - 0.1%
Building Materials Holding Corp., Term Loan, 3.87%, 2014	$168,037	$117,290

Business Services - 0.5%
First Data Corp., Term Loan B-1, 3.27%, 2014	$1,592,902	$1,070,629

Cable TV - 0.3%
Charter Communications Operating LLC, Term Loan, 3.21%, 2014 (o)	$795,814	$648,921

Consumer Goods & Services - 0.1%
KAR Holdings, Inc., Term Loan B, 3.14%, 2013	$228,019	$160,753

Electronics - 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.24%, 2013	$489,305	$198,474

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2010	$398,952	$288,575

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.81%, 2014	$1,652,646	$101,225

Industrial - 0.1%
Oshkosh Truck Corp., Term Loan B, 2013 (o)	$171,412	$127,445

Medical & Health Technology & Services - 0.6%
Community Health Systems, Inc., Term Loan, 2.76%, 2014	$25,219	$21,751
Community Health Systems, Inc., Term Loan B, 3.44%, 2014	494,336	426,365
HCA, Inc., Term Loan B, 3.47%, 2013	1,105,033	938,725

		$1,386,841

Printing & Publishing - 0.5%
Nielsen Finance LLC, Term Loan B, 2.53%, 2013	$851,147	$661,058

5

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Printing & Publishing - continued
Tribune Co., Incremental Term Loan, 5.25%, 2014 (d)	$1,903,273	$412,772

		$1,073,830

Specialty Chemicals - 0.2%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$187,248	$185,038
LyondellBasell, Term Loan B-2, 7%, 2014 (o)	991,941	222,360
LyondellBasell, Term Loan B-3, 7%, 2009	187,248	98,929

		$506,327

Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 2.75%, 2013 (o)	$684,147	$377,564

Transportation - Services - 0.2%
Hertz Corp., Synthetic Letter of Credit, 2012 (o)	$85,458	$64,563
Hertz Corp., Term Loan, 2012 (o)	467,903	353,501

		$418,064

Utilities - Electric Power - 1.5%
Calpine Corp., DIP Term Loan, 4.09%, 2014 (o)	$1,630,629	$1,241,317
NRG Energy, Inc., Synthetic Letter of Credit, 1.12%, 2013	342,348	306,830
NRG Energy, Inc., Term Loan, 2.72%, 2013	642,488	575,830
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 4.03%, 2014	2,211,832	1,450,725

		$3,574,702

Total Floating Rate Loans		$14,316,582

COMMON STOCKS - 1.0%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	82	$0

Cable TV - 0.5%
Cablevision Systems Corp., “A”	14,100	$182,454
Comcast Corp., “A”	51,800	706,552
Time Warner Cable, Inc.	6,166	152,917

		$1,041,923

Energy - Integrated - 0.1%
Chevron Corp.	3,200	$215,168

Gaming & Lodging - 0.2%
MGM Mirage (a)	8,600	$20,038
Pinnacle Entertainment, Inc. (a)	70,200	494,208

		$514,246

Printing & Publishing - 0.0%
American Media, Inc. (a)	15,806	$33,824
Golden Books Family Entertainment, Inc. (a)	2,125	0

		$33,824

Telephone Services - 0.2%
Windstream Corp.	49,900	$402,194

Total Common Stocks		$2,207,355

PREFERRED STOCKS - 0.4%
Automotive - 0.1%
Preferred Blocker, Inc., 7% (z)	574	$114,280

Major Banks - 0.3%
Bank of America Corp., 8.625%	74,525	$778,786

Total Preferred Stocks		$893,066

CONVERTIBLE BONDS - 0.1%
Telephone Services - 0.1%
Virgin Media, Inc., 6.5%, 2016 (z)	$609,000	$327,338

MONEY MARKET FUNDS (v) - 10.6%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	24,186,801	$24,186,801

Total Investments		$225,349,222

OTHER ASSETS, LESS LIABILITIES - 1.7%		3,897,183

NET ASSETS - 100.0%		$229,246,405

6

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Income Series

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,635,362 representing 7.7% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045	9/21/04	$796,442	$54,390
Airlie LCDO Ltd., CDO, FRN, 3.13%, 2011	10/13/06	699,891	150,896
American Media Operations, Inc., 9%, 2013	1/29/09	49,241	39,203
American Media Operations, Inc., 14%, 2013	1/29/09	422,775	397,003
Anthracite Ltd., CDO, 6%, 2037	5/14/02	251,399	29,000
Arbor Realty Mortgage Securities, CDO, FRN, 3.432%, 2038	12/20/05	640,937	25,637
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/31/07	1,383,525	190,728
CSC Holdings, Inc., 8.5%, 2014	1/08/09 - 1/16/09	543,744	586,075
CWCapital Cobalt Ltd., CDO, “F”, FRN, 2.459%, 2050	4/12/06	500,000	20,000
Firekeepers Development Authority, 13.875%, 2015	4/22/08	491,910	305,000
Fresenius Medical Care AG & Co. KGaA, 9%, 2015	1/15/09 - 2/03/09	860,783	899,600
GMAC LLC, 6.875%, 2011	12/26/08 - 1/08/09	1,872,634	1,608,133
GMAC LLC, 7%, 2012	1/23/09	431,106	414,432
GMAC LLC, 6.75%, 2014	2/09/09	709,527	624,726
GMAC LLC, 8%, 2031	12/26/08	368,354	297,838
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	752,380	199,800
LBI Media, Inc., 8.5%, 2017	7/18/07	1,008,088	276,750
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 9/08/08	1,561,237	113,750
Preferred Blocker, Inc., 7%	12/26/08	441,980	114,280
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	1,087,194	483,750
Virgin Media, Inc., 6.5%, 2016	3/10/09 - 3/23/09	337,152	327,338
Wachovia Credit, CDO, FRN, 2.572%, 2026	6/08/06	372,000	14,880
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05 - 9/17/06	1,710,975	1,603,800

Total Restricted Securities			$8,777,009
% of Net Assets			3.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS High Income Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$27,139,118	$198,176,280	$33,824	$225,349,222
Other Financial Instruments	$—	$(642,131)	$—	$(642,131)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 1/01/09	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	(1)	—
Net purchases (sales)	33,825	—
Transfers in and/or out of Level 3	—	—
Balance as of 3/31/09	$33,824	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$314,483,185

Gross unrealized appreciation	$1,804,632
Gross unrealized depreciation	(90,938,595)

Net unrealized appreciation (depreciation)	$(89,133,963)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/09

Forward Foreign Currency Exchange Contracts at 3/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	EUR	1,662,825	5/20/09	$2,142,218	$2,209,210	$(66,992)

8

MFS High Income Series

Supplemental Information (Unaudited) 3/31/09 - continued

(3) Derivative Contracts at 3/31/09 - continued

Swap Agreements at 3/31/09

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
4/08/09	USD1,350,000	Goldman Sachs International	0% (fixed rate)	(1)	$—
6/20/12	USD 650,000	Morgan Stanley Capital Services	3.76% (fixed rate)	(2)	(575,139)

					$(575,139)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Station Casinos Inc, 6%, 4/01/12, a Ca rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Bowater Inc, 6.5%, 6/15/13, a Ca rated bond. The fund entered into the contract to gain issuer exposure

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

In a credit default swap, credit events, although contract specific, generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	44,899,293	(20,712,492)	24,186,801

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,704	$24,186,801

9

MFS INVESTMENT MANAGEMENT

MFS® Investors Growth Stock Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.3%
Aerospace - 2.7%
United Technologies Corp.	153,410	$6,593,560

Alcoholic Beverages - 0.8%
Diageo PLC	170,470	$1,923,770

Apparel Manufacturers - 2.9%
LVMH Moet Hennessy Louis Vuitton S.A.	47,380	$2,976,861
NIKE, Inc., “B”	86,910	4,075,210

		$7,052,071

Biotechnology - 2.5%
Genzyme Corp. (a)	102,460	$6,085,099

Broadcasting - 2.5%
Grupo Televisa S.A., ADR	117,330	$1,600,381
Omnicom Group, Inc.	187,080	4,377,672

		$5,978,053

Brokerage & Asset Managers - 1.9%
Charles Schwab Corp.	187,840	$2,911,520
Deutsche Boerse AG	26,390	1,591,102

		$4,502,622

Business Services - 11.0%
Accenture Ltd., “A”	214,680	$5,901,553
Amdocs Ltd. (a)	151,290	2,801,891
Automatic Data Processing, Inc.	45,730	1,607,867
Dun & Bradstreet Corp.	30,210	2,326,170
Fidelity National Information Services, Inc.	74,510	1,356,082
MasterCard, Inc., “A”	43,750	7,327,250
Visa, Inc., “A”	22,900	1,273,240
Western Union Co.	322,450	4,053,197

		$26,647,250

Cable TV - 0.7%
DIRECTV Group, Inc. (a)	74,300	$1,693,297

Chemicals - 1.5%
3M Co.	75,140	$3,735,961

Computer Software - 5.0%
Microsoft Corp.	161,190	$2,961,060
Oracle Corp. (a)	448,750	8,108,913
VeriSign, Inc. (a)	53,240	1,004,639

		$12,074,612

Computer Software - Systems - 5.1%
Apple, Inc. (a)	34,290	$3,604,565
EMC Corp. (a)	205,050	2,337,570
Hewlett-Packard Co.	86,290	2,766,457
International Business Machines Corp.	38,010	3,682,789

		$12,391,381

Consumer Goods & Services - 4.1%
Colgate-Palmolive Co.	65,290	$3,850,804
Procter & Gamble Co.	127,613	6,009,296

		$9,860,100

Electrical Equipment - 5.1%
Danaher Corp.	102,590	$5,562,430
Rockwell Automation, Inc.	188,410	4,114,874
W.W. Grainger, Inc.	38,300	2,687,894

		$12,365,198

Electronics - 4.6%
Intersil Corp., “A”	80,310	$923,565
KLA-Tencor Corp.	102,030	2,040,600
National Semiconductor Corp.	249,700	2,564,419
Samsung Electronics Co. Ltd., GDR	12,351	2,522,692
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	345,578	3,092,923

		$11,144,199

Energy - Integrated - 4.7%
Chevron Corp.	66,240	$4,453,978
Exxon Mobil Corp.	18,050	1,229,205
Hess Corp.	39,910	2,163,122
Marathon Oil Corp.	137,900	3,625,391

		$11,471,696

Food & Beverages - 4.5%
Groupe Danone	35,164	$1,712,714
Nestle S.A.	63,322	2,140,587
PepsiCo, Inc.	137,150	7,060,482

		$10,913,783

Food & Drug Stores - 3.0%
CVS Caremark Corp.	260,893	$7,171,949

General Merchandise - 1.1%
Kohl’s Corp. (a)	31,470	$1,331,810
Target Corp.	41,510	1,427,529

		$2,759,339

Internet - 3.3%
eBay, Inc. (a)	113,230	$1,422,169
Google, Inc., “A” (a)	18,790	6,540,047

		$7,962,216

Major Banks - 2.7%
Bank of New York Mellon Corp.	109,018	$3,079,759
State Street Corp.	116,540	3,587,101

		$6,666,860

Medical & Health Technology & Services - 2.6%
Medco Health Solutions, Inc. (a)	44,760	$1,850,378
Patterson Cos., Inc. (a)	148,610	2,802,785
VCA Antech, Inc. (a)	70,270	1,584,589

		$6,237,752

Medical Equipment - 8.5%
DENTSPLY International, Inc.	141,720	$3,805,182
Medtronic, Inc.	226,140	6,664,346
Thermo Fisher Scientific, Inc. (a)	107,310	3,827,748
Waters Corp. (a)	108,130	3,995,404
Zimmer Holdings, Inc. (a)	61,310	2,237,815

		$20,530,495

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - 0.6%
BHP Billiton Ltd., ADR	34,320	$1,530,672

Network & Telecom - 4.4%
Cisco Systems, Inc. (a)	571,050	$9,576,509
Research in Motion Ltd. (a)	27,370	1,178,826

		$10,755,335

Oil Services - 2.4%
Halliburton Co.	226,490	$3,503,800
Noble Corp.	91,160	2,196,044

		$5,699,844

Personal Computers & Peripherals - 0.7%
NetApp, Inc. (a)	115,160	$1,708,974

Pharmaceuticals - 4.7%
Allergan, Inc.	79,150	$3,780,204
Johnson & Johnson	60,180	3,165,468
Merck KGaA (l)	27,760	2,454,862
Roche Holding AG	14,200	1,948,555

		$11,349,089

Specialty Chemicals - 0.7%
Praxair, Inc.	25,140	$1,691,671

Specialty Stores - 1.3%
Staples, Inc.	180,495	$3,268,764

Telecommunications - Wireless - 1.0%
America Movil S.A.B. de C.V., “L”, ADR	47,920	$1,297,674
Rogers Communications, Inc., “B”	51,950	1,186,019

		$2,483,693

Trucking - 0.7%
United Parcel Service, Inc., “B”	36,330	$1,788,163

Total Common Stocks		$236,037,468

MONEY MARKET FUNDS (v) - 2.7%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	6,599,238	$6,599,238

COLLATERAL FOR SECURITIES LOANED - 0.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	1,859,226	$1,859,226

Total Investments		$244,495,932

OTHER ASSETS, LESS LIABILITIES - (0.8)%		(1,866,952)

NET ASSETS - 100.0%		$242,628,980

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$244,495,932	$—	$—	$244,495,932
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$312,305,795

Gross unrealized appreciation	$3,497,660
Gross unrealized depreciation	(71,307,523)

Net unrealized appreciation (depreciation)	$(67,809,863)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	12,444,393	(5,845,155)	6,599,238

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,886	$6,599,238

3

MFS INVESTMENT MANAGEMENT

MFS® Investors Trust Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%
Aerospace - 4.3%
Lockheed Martin Corp.	172,530	$11,909,740
United Technologies Corp.	246,630	10,600,157

		$22,509,897

Alcoholic Beverages - 1.9%
Diageo PLC	656,030	$7,403,361
Heineken N.V.	98,000	2,786,340

		$10,189,701

Apparel Manufacturers - 1.4%
NIKE, Inc., “B”	155,510	$7,291,864

Automotive - 0.5%
Bayerische Motoren Werke AG	95,700	$2,770,534

Biotechnology - 3.0%
Genzyme Corp. (a)	176,910	$10,506,685
Gilead Sciences, Inc. (a)	120,490	5,581,097

		$16,087,782

Broadcasting - 1.6%
Walt Disney Co.	461,900	$8,388,104

Brokerage & Asset Managers - 0.9%
Charles Schwab Corp.	302,840	$4,694,020

Business Services - 2.0%
Amdocs Ltd. (a)	289,800	$5,367,096
Visa, Inc., “A”	92,480	5,141,888

		$10,508,984

Chemicals - 2.3%
3M Co.	165,270	$8,217,224
PPG Industries, Inc.	103,200	3,808,080

		$12,025,304

Computer Software - 2.9%
Oracle Corp. (a)	654,250	$11,822,298
VeriSign, Inc. (a)	185,870	3,507,367

		$15,329,665

Computer Software - Systems - 5.6%
Apple, Inc. (a)	66,970	$7,039,886
EMC Corp. (a)	489,340	5,578,476
Hewlett-Packard Co.	269,120	8,627,987
International Business Machines Corp.	85,030	8,238,557

		$29,484,906

Consumer Goods & Services - 5.4%
Colgate-Palmolive Co.	84,700	$4,995,606
International Flavors & Fragrances, Inc.	119,490	3,639,665
Procter & Gamble Co.	274,730	12,937,036
Reckitt Benckiser Group PLC	182,880	6,872,396

		$28,444,703

Electrical Equipment - 2.3%
Danaher Corp.	155,180	$8,413,860
Rockwell Automation, Inc.	161,090	3,518,206

		$11,932,066

Electronics - 4.1%
Intel Corp.	801,560	$12,063,478
National Semiconductor Corp.	398,420	4,091,773
Samsung Electronics Co. Ltd., GDR	26,422	5,396,694

		$21,551,945

Energy - Independent - 1.5%
EOG Resources, Inc.	70,180	$3,843,057
Noble Energy, Inc.	73,200	3,944,016

		$7,787,073

Energy - Integrated - 8.7%
Chevron Corp.	170,110	$11,438,196
Exxon Mobil Corp.	200,970	13,686,057
Hess Corp.	140,660	7,623,772
TOTAL S.A., ADR	270,730	13,282,014

		$46,030,039

Food & Beverages - 3.9%
Nestle S.A.	297,173	$10,045,873
PepsiCo, Inc.	206,741	10,643,027

		$20,688,900

Food & Drug Stores - 1.6%
CVS Caremark Corp.	303,230	$8,335,793

Gaming & Lodging - 1.5%
Carnival Corp.	228,620	$4,938,192
International Game Technology	115,020	1,060,484
Ladbrokes PLC	804,602	2,115,590

		$8,114,266

General Merchandise - 1.7%
Kohl’s Corp. (a)	82,480	$3,490,554
Target Corp.	156,110	5,368,623

		$8,859,177

Insurance - 2.6%
MetLife, Inc.	216,740	$4,935,170
Travelers Cos., Inc.	219,680	8,927,795

		$13,862,965

Internet - 1.6%
Google, Inc., “A” (a)	24,630	$8,572,718

Machinery & Tools - 0.4%
Eaton Corp.	59,130	$2,179,532

Major Banks - 7.6%
Bank of New York Mellon Corp.	388,603	$10,978,035
Goldman Sachs Group, Inc.	57,840	6,132,197
JPMorgan Chase & Co.	456,810	12,142,010
State Street Corp.	239,690	7,377,658
Wells Fargo & Co.	247,960	3,530,950

		$40,160,850

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 3.0%
Medtronic, Inc.	338,870	$9,986,499
Zimmer Holdings, Inc. (a)	166,080	6,061,920

		$16,048,419

Natural Gas - Distribution - 0.7%
Questar Corp.	122,520	$3,605,764

Network & Telecom - 2.5%
Cisco Systems, Inc. (a)	651,802	$10,930,720
Nokia Corp., ADR	187,750	2,191,043

		$13,121,763

Oil Services - 1.8%
Halliburton Co.	226,280	$3,500,552
Noble Corp.	137,410	3,310,207
Transocean, Inc. (a)	49,110	2,889,632

		$9,700,391

Other Banks & Diversified Financials - 0.2%
American Express Co.	95,340	$1,299,484

Pharmaceuticals - 8.6%
Abbott Laboratories	304,350	$14,517,495
Johnson & Johnson	263,556	13,863,046
Merck & Co., Inc.	205,640	5,500,870
Roche Holding AG	64,550	8,857,691
Teva Pharmaceutical Industries Ltd., ADR	67,600	3,045,380

		$45,784,482

Specialty Chemicals - 1.8%
Linde AG	78,550	$5,341,223
Praxair, Inc.	62,910	4,233,214

		$9,574,437

Specialty Stores - 1.9%
Nordstrom, Inc.	265,610	$4,448,968
Staples, Inc.	315,605	5,715,607

		$10,164,575

Telecommunications - Wireless - 1.3%
America Movil S.A.B. de C.V., “L”, ADR	71,620	$1,939,470
Rogers Communications, Inc., “B”	215,720	4,970,389

		$6,909,859

Telephone Services - 2.5%
AT&T, Inc.	532,880	$13,428,576

Tobacco - 1.6%
Philip Morris International, Inc.	239,930	$8,536,709

Trucking - 0.7%
FedEx Corp.	78,630	$3,498,249

Utilities - Electric Power - 3.1%
American Electric Power Co., Inc.	49,500	$1,250,370
Exelon Corp.	127,240	5,775,424
FPL Group, Inc.	109,770	5,568,632
Wisconsin Energy Corp.	94,940	3,908,680

		$16,503,106

Total Common Stocks		$523,976,602

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	4,676,626	$4,676,626

Total Investments		$528,653,228

OTHER ASSETS, LESS LIABILITIES - 0.1%		341,534

NET ASSETS - 100.0%		$528,994,762

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Trust Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$528,653,228	$—	$—	$528,653,228
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$695,721,802

Gross unrealized appreciation	$12,502,441
Gross unrealized depreciation	(179,571,015)

Net unrealized appreciation (depreciation)	$(167,068,574)

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	28,094,802	(23,418,176)	4,676,626

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,270	$4,676,626

3

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.0%
Aerospace - 1.4%
Goodrich Corp.	21,330	$808,193
L-3 Communications Holdings, Inc.	3,540	240,011
Precision Castparts Corp.	2,990	179,100

		$1,227,304

Airlines - 0.5%
Copa Holdings S.A., “A”	15,570	$446,392

Alcoholic Beverages - 0.7%
Molson Coors Brewing Co.	18,610	$637,951

Biotechnology - 3.1%
Biogen Idec, Inc. (a)	14,280	$748,558
Celgene Corp. (a)	8,760	388,944
Genzyme Corp. (a)	27,020	1,604,718

		$2,742,220

Brokerage & Asset Managers - 3.2%
Charles Schwab Corp.	37,480	$580,940
Greenhill & Co., Inc.	5,040	372,204
IntercontinentalExchange, Inc. (a)	9,330	694,805
Lazard Ltd.	9,300	273,420
TD AMERITRADE Holding Corp. (a)	63,400	875,554

		$2,796,923

Business Services - 3.4%
Amdocs Ltd. (a)	39,250	$726,910
MasterCard, Inc., “A”	8,310	1,391,759
Visa, Inc., “A”	9,340	519,304
Western Union Co.	29,730	373,706

		$3,011,679

Chemicals - 1.5%
Ecolab, Inc.	38,340	$1,331,548

Computer Software - 8.5%
Adobe Systems, Inc. (a)	31,600	$675,924
Akamai Technologies, Inc. (a)	46,240	897,056
Citrix Systems, Inc. (a)	35,470	803,041
McAfee, Inc. (a)	36,550	1,224,425
MicroStrategy, Inc., “A” (a)	28,950	989,801
Parametric Technology Corp. (a)	25,650	255,987
VeriSign, Inc. (a)	138,380	2,611,231

		$7,457,465

Construction - 1.4%
Pulte Homes, Inc.	25,870	$282,759
Sherwin-Williams Co.	17,710	920,389

		$1,203,148

Consumer Goods & Services - 5.8%
Avon Products, Inc.	28,060	$539,594
Capella Education Co. (a)	15,360	814,080
DeVry, Inc.	21,360	1,029,125
Mead Johnson Nutrition Co., “A” (a)	8,220	237,311
New Oriental Education & Technology Group, Inc., ADR (a)	13,010	653,753
priceline.com, Inc. (a)	9,810	772,832
Strayer Education, Inc.	6,030	1,084,616

		$5,131,311

Electrical Equipment - 5.2%
AMETEK, Inc.	21,680	$677,934
Danaher Corp.	36,200	1,962,764
Mettler-Toledo International, Inc. (a)	10,770	552,824
Rockwell Automation, Inc.	40,580	886,267
W.W. Grainger, Inc.	7,570	531,263

		$4,611,052

Electronics - 7.2%
Atheros Communications, Inc. (a)	11,080	$162,433
Broadcom Corp., “A” (a)	19,090	381,418
Flextronics International Ltd. (a)	209,770	606,235
Hittite Microwave Corp. (a)	30,810	961,272
Linear Technology Corp.	44,360	1,019,393
Marvell Technology Group Ltd. (a)	112,880	1,033,981
MEMC Electronic Materials, Inc. (a)	37,950	625,796
National Semiconductor Corp.	107,670	1,105,771
Silicon Laboratories, Inc. (a)	15,480	408,672

		$6,304,971

Energy - Independent - 6.0%
Arena Resources, Inc. (a)	15,990	$407,425
Denbury Resources, Inc. (a)	46,460	690,396
EOG Resources, Inc.	11,900	651,644
Noble Energy, Inc.	19,480	1,049,582
Petrohawk Energy Corp. (a)	4,900	94,227
Plains Exploration & Production Co. (a)	53,550	922,667
Ultra Petroleum Corp. (a)	39,510	1,418,014

		$5,233,955

Engineering - Construction - 1.1%
Fluor Corp.	22,840	$789,122
Quanta Services, Inc. (a)	9,380	201,201

		$990,323

Entertainment - 1.6%
DreamWorks Animation, Inc., “A” (a)	48,220	$1,043,481
Liberty Media Corp. (a)	13,500	269,325
TiVo, Inc. (a)	17,780	125,171

		$1,437,977

Food & Beverages - 2.5%
Hain Celestial Group, Inc. (a)	6,400	$91,136
J.M. Smucker Co.	18,720	697,694
Pepsi Bottling Group, Inc.	63,340	1,402,348

		$2,191,178

Gaming & Lodging - 0.8%
International Game Technology	80,320	$740,550

General Merchandise - 1.9%
Kohl’s Corp. (a)	38,380	$1,624,242

Insurance - 1.1%
Allied World Assurance Co. Holdings Ltd.	8,350	$317,551
Aspen Insurance Holdings Ltd.	30,580	686,827

		$1,004,378

Leisure & Toys - 1.5%
Electronic Arts, Inc. (a)	25,290	$460,025

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Leisure & Toys - continued
Hasbro, Inc.	25,950	$650,567
THQ, Inc. (a)	57,740	175,530

		$1,286,122

Machinery & Tools - 1.6%
Eaton Corp.	17,420	$642,101
Fastenal Co.	7,070	227,336
Roper Industries, Inc.	12,630	536,144

		$1,405,581

Major Banks - 0.4%
State Street Corp.	11,430	$351,815

Medical & Health Technology & Services - 4.3%
athenahealth, Inc. (a)	4,950	$119,345
Express Scripts, Inc. (a)	18,440	851,375
IDEXX Laboratories, Inc. (a)	42,220	1,459,968
Medco Health Solutions, Inc. (a)	32,440	1,341,070

		$3,771,758

Medical Equipment - 5.3%
Becton, Dickinson & Co.	11,920	$801,501
C.R. Bard, Inc.	16,160	1,288,275
DENTSPLY International, Inc.	14,000	375,900
Edwards Lifesciences Corp. (a)	7,280	441,386
St. Jude Medical, Inc. (a)	48,980	1,779,443

		$4,686,505

Natural Gas - Distribution - 0.5%
EQT Corp.	14,940	$468,070

Network & Telecom - 0.4%
Ciena Corp. (a)	44,850	$348,933

Oil Services - 3.8%
Exterran Holdings, Inc. (a)	33,810	$541,636
Noble Corp.	71,100	1,712,799
Smith International, Inc.	20,400	438,192
Transocean, Inc. (a)	11,660	686,074

		$3,378,701

Other Banks & Diversified Financials - 1.4%
Northern Trust Corp.	14,190	$848,846
People’s United Financial, Inc.	16,920	304,052
Redecard S.A.	3,500	42,321

		$1,195,219

Personal Computers & Peripherals - 1.6%
NetApp, Inc. (a)	46,080	$683,827
Nuance Communications, Inc. (a)	65,230	708,398

		$1,392,225

Pharmaceuticals - 1.7%
Allergan, Inc.	31,920	$1,524,499

Pollution Control - 0.6%
Republic Services, Inc.	31,040	$532,336

Precious Metals & Minerals - 0.3%
Agnico-Eagle Mines Ltd.	3,960	$225,403

Printing & Publishing - 0.2%
MSCI, Inc., “A” (a)	8,200	$138,662

Restaurants - 1.6%
Darden Restaurants, Inc.	30,720	$1,052,467
P.F. Chang’s China Bistro, Inc. (a)	15,680	358,758

		$1,411,225

Specialty Chemicals - 1.6%
Praxair, Inc.	21,230	$1,428,567

Specialty Stores - 7.0%
Abercrombie & Fitch Co., “A”	37,560	$893,928
Dick’s Sporting Goods, Inc. (a)	26,090	372,304
O’Reilly Automotive, Inc. (a)	22,310	781,073
PetSmart, Inc.	76,280	1,598,829
Ross Stores, Inc.	15,510	556,499
Staples, Inc.	56,490	1,023,034
Tiffany & Co.	42,140	908,538

		$6,134,205

Telephone Services - 1.5%
American Tower Corp., “A” (a)	44,200	$1,345,006

Tobacco - 1.0%
Lorillard, Inc.	14,880	$918,691

Trucking - 2.0%
Expeditors International of Washington, Inc.	6,400	$181,056
J.B. Hunt Transport Services, Inc.	19,540	471,109
Landstar System, Inc.	32,330	1,082,085

		$1,734,250

Utilities - Electric Power - 1.8%
Allegheny Energy, Inc.	19,290	$446,949
PPL Corp.	32,060	920,443
Progress Energy, Inc.	6,300	228,438

		$1,595,830

Total Common Stocks		$85,398,170

MONEY MARKET FUNDS(v) - 3.6%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	3,204,495	$3,204,495

Total Investments		$88,602,665

OTHER ASSETS, LESS LIABILITIES - (0.6)%		(558,322)

NET ASSETS - 100.0%		$88,044,343

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$88,602,665	$—	$—	$88,602,665
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$104,525,414

Gross unrealized appreciation	$4,128,562
Gross unrealized depreciation	(20,051,311)

Net unrealized appreciation (depreciation)	$(15,922,749)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	8,308,972	(5,104,477)	3,204,495

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,560	$3,204,495

3

MFS® Money Market Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Money Market Series

Issuer	Shares/Par	Value ($)
CERTIFICATES OF DEPOSIT - 4.9%
Major Banks - 4.9%
BNP Paribas, NY, 0.42%, due 4/06/09	$64,000	$64,000
Royal Bank of Canada, NY, 0.29%, due 4/08/09	42,000	42,000

Total Certificates of Deposit, at Amortized Cost and Value		$106,000

COMMERCIAL PAPER (y) - 44.5%
Automotive - 2.9%
Toyota Motor Credit Corp., 0.22%, due 4/01/09	$64,000	$64,000

Food & Beverages - 8.9%
Coca-Cola Co., 0.28%, due 5/18/09	$64,000	$63,976
Nestle Capital Corp., 0.15%, due 4/01/09	64,000	64,000
PepsiCo, Inc., 0.17%, due 4/13/09	64,000	63,996

		$191,972

Major Banks - 14.8%
Abbey National North America LLC, 0.22%, due 4/01/09	$64,000	$64,000
Bank of America Corp., 0.4%, due 4/06/09	64,000	63,996
JPMorgan Chase & Co., 0.12%, due 4/01/09	64,000	64,000
Societe Generale North America, Inc., 0.28%, due 4/02/09	64,000	64,000
Wells Fargo & Co., 0.25%, due 4/06/09	64,000	63,998

		$319,994

Other Banks & Diversified Financials - 13.3%
Citigroup Funding, Inc., 0.4%, due 4/02/09	$64,000	$63,999
General Electric Capital Corp., 0.1%, due 4/01/09	54,000	54,000
HSBC USA Inc., 0.25%, due 4/01/09	64,000	64,000
Lloyds TSB Bank PLC, 0.39%, due 4/01/09	43,000	43,000
Nordea North America Inc., 0.43%, due 4/06/09	63,000	62,996

		$287,995

Personal Computers & Peripherals - 2.9%
Hewlett-Packard Co., 0.32%, due 4/02/09	$54,000	$54,000
Hewlett-Packard Co., 0.3%, due 4/02/09	10,000	10,000

		$64,000

Pharmaceuticals - 1.7%
Johnson & Johnson, 0.2%, due 4/09/09	$36,000	$35,998

Total Commercial Paper, at Amortized Cost and Value		$963,959

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 28.4%
Fannie Mae, 0.58%, due 10/13/09	$200,000	$199,372
Farmer Mac, 0.15%, due 4/01/09	$169,000	$169,000
Federal Home Loan Bank, 0.01%, due 4/01/09	62,000	62,000
Federal Home Loan Bank, 2.85%, due 5/06/09	100,000	99,723
Freddie Mac, 0.1%, due 4/02/09	85,000	85,000

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$615,095

REPURCHASE AGREEMENTS - 22.4%
Bank of America Corp., 0.12%, dated 3/31/09, due 4/01/09, total to be received $134,000.45 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $136,680 in a jointly traded account)	$134,000	$134,000
Goldman Sachs, 0.15%, dated 3/31/09, due 4/01/09, total to be received $216,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $220,320 in a jointly traded account)	216,000	216,000
Morgan Stanley, 0.17%, dated 3/31/09, due 4/01/09, total to be received $134,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $136,685 in a jointly traded account)	134,000	134,000

Total Repurchase Agreements, at Cost		$484,000

Total Investments, at Amortized Cost and Value		$2,169,054

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(5,114)

NET ASSETS - 100.0%		$2,163,940

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $2,169,054.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Money Market Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$2,169,054	$—	$2,169,054
Other Financial Instruments	$—	$—	$—	$—

2

MFS® New Discovery Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.3%
Airlines - 0.8%
Allegiant Travel Co. (a)	66,190	$3,008,995

Biotechnology - 0.2%
Nanosphere, Inc. (a)	156,100	$775,817

Brokerage & Asset Managers - 1.5%
BM&F Bovespa S.A.	699,300	$2,119,228
Intercontinental Exchange, Inc. (a)	23,860	1,776,854
KBW, Inc. (a)	51,370	1,045,380
Thomas Weisel Partners Group (a)	223,890	801,526

		$5,742,988

Business Services - 3.9%
ATA, Inc., ADR (a)	171,970	$739,471
Concur Technologies, Inc. (a)	237,230	4,552,444
Constant Contact, Inc. (a)	159,122	2,226,117
CoStar Group, Inc. (a)	127,020	3,842,355
Ultimate Software Group, Inc. (a)	213,670	3,687,944

		$15,048,331

Chemicals - 1.4%
Nalco Holding Co.	404,200	$5,282,894

Computer Software - 4.5%
ANSYS, Inc. (a)	126,140	$3,166,114
Blackboard, Inc. (a)	112,260	3,563,132
CommVault Systems, Inc. (a)	231,120	2,535,386
Guidance Software, Inc. (a)	281,008	1,146,513
Salesforce.com, Inc. (a)	100,130	3,277,255
SPSS, Inc. (a)	132,760	3,774,367

		$17,462,767

Computer Software - Systems - 0.7%
Deltek, Inc. (a)	224,410	$971,695
PROS Holdings, Inc. (a)	415,390	1,931,564

		$2,903,259

Construction - 2.8%
NVR, Inc. (a)	23,790	$10,176,173
Urbi Desarrollos Urbanos S.A. de C.V. (a)	747,180	656,189

		$10,832,362

Consumer Goods & Services - 5.9%
Capella Education Co. (a)	109,610	$5,809,330
Hengan International Group Co. Ltd.	436,000	1,752,303
Mead Johnson Nutrition Co., “A” (a)	98,370	2,839,942
New Oriental Education & Technology Group, Inc., ADR (a)	100,380	5,044,095
Strayer Education, Inc.	39,630	7,128,248

		$22,573,918

Electrical Equipment - 2.1%
Baldor Electric Co.	149,110	$2,160,604
Mettler-Toledo International, Inc. (a)	57,770	2,965,334
MSC Industrial Direct Co., Inc., “A”	94,620	2,939,843

		$8,065,781

Electronics - 8.5%
ARM Holdings PLC	4,421,860	$6,503,323
ASML Holding N.V.	304,090	5,324,616
Atheros Communications, Inc. (a)	159,890	2,343,987
Hittite Microwave Corp. (a)	202,910	6,330,792
Mellanox Technologies Ltd. (a)	66,626	554,995
MEMC Electronic Materials, Inc. (a)	323,260	5,330,557
Monolithic Power Systems, Inc. (a)	87,720	1,359,660
Silicon Laboratories, Inc. (a)	129,310	3,413,784
Stratasys, Inc. (a)	191,230	1,581,472

		$32,743,186

Energy - Independent - 4.0%
Arena Resources, Inc. (a)	150,680	$3,839,326
Continental Resources, Inc. (a)	219,190	4,649,020
Denbury Resources, Inc. (a)	281,090	4,176,997
EXCO Resources, Inc. (a)	279,740	2,797,400

		$15,462,743

Engineering - Construction - 3.6%
North American Energy Partners, Inc. (a)	1,034,845	$3,156,277
Quanta Services, Inc. (a)	272,644	5,848,214
Team, Inc. (a)	415,246	4,866,683

		$13,871,174

Food & Beverages - 0.7%
Hain Celestial Group, Inc. (a)	199,800	$2,845,152

Forest & Paper Products - 1.3%
Universal Forest Products, Inc.	192,200	$5,114,442

Gaming & Lodging - 1.3%
International Game Technology	543,230	$5,008,581

Health Maintenance Organizations - 1.1%
eHealth, Inc. (a)	221,000	$3,538,210
OdontoPrev S.A.	79,300	786,249

		$4,324,459

Internet - 3.5%
Dealertrack Holdings, Inc. (a)	301,567	$3,950,528
Omniture, Inc. (a)	334,920	4,417,595
TechTarget, Inc. (a)	918,066	2,203,358
Vocus, Inc. (a)	217,980	2,896,954

		$13,468,435

Machinery & Tools - 3.9%
Actuant Corp., “A”	209,880	$2,168,060
Albany International Corp.	173,500	1,570,175
Kennametal, Inc.	132,420	2,146,528
Polypore International, Inc. (a)	649,400	2,610,588
Ritchie Bros. Auctioneers, Inc.	255,750	4,754,393
United Rentals, Inc. (a)	382,800	1,611,588

		$14,861,332

Medical & Health Technology & Services - 8.7%
athenahealth, Inc. (a)	147,410	$3,554,055
Diagnosticos da America S.A. (a)	208,700	2,231,171
Genoptix, Inc. (a)	78,220	2,133,842
Healthcare Services Group, Inc.	162,120	2,426,936
IDEXX Laboratories, Inc. (a)	258,116	8,925,651
IPC The Hospitalist Co., Inc. (a)	213,470	4,062,334
Medassets, Inc. (a)	307,010	4,374,893

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS New Discovery Series

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
MWI Veterinary Supply, Inc. (a)			204,185	$5,815,189

				$33,524,071

Medical Equipment - 8.3%
ABIOMED, Inc. (a)			347,790	$1,704,171
AtriCure, Inc. (a)			134,760	172,493
Conceptus, Inc. (a)			337,770	3,968,798
DENTSPLY International, Inc.			207,210	5,563,589
Dexcom, Inc. (a)			706,029	2,922,960
Edwards Lifesciences Corp. (a)			47,770	2,896,295
Insulet Corp. (a)			252,600	1,035,660
Mindray Medical International Ltd., ADR			256,990	4,756,885
NxStage Medical, Inc. (a)			1,179,980	3,044,348
ResMed, Inc. (a)			169,930	6,005,326

				$32,070,525

Metals & Mining - 2.1%
Cameco Corp.			193,540	$3,323,082
Century Aluminum Co. (a)			338,680	714,615
Cliffs Natural Resources, Inc.			130,960	2,378,234
Freeport-McMoRan Copper & Gold, Inc.			41,660	1,587,663

				$8,003,594

Network & Telecom - 2.6%
Ciena Corp. (a)			746,940	$5,811,193
NICE Systems Ltd., ADR (a)			91,510	2,274,939
Polycom, Inc. (a)			123,580	1,901,896

				$9,988,028

Oil Services - 3.3%
Dresser-Rand Group, Inc. (a)			294,780	$6,514,638
Exterran Holdings, Inc. (a)			161,820	2,592,356
Helmerich & Payne, Inc.			113,740	2,589,860
Natural Gas Services Group, Inc. (a)			102,690	924,210

				$12,621,064

Other Banks & Diversified Financials - 3.2%
City National Corp.			84,210	$2,843,772
People’s United Financial, Inc.			203,920	3,664,442
Redecard S.A.			97,800	1,182,580
Signature Bank (a)			164,370	4,640,165

				$12,330,959

Personal Computers & Peripherals - 1.6%
Nuance Communications, Inc. (a)			568,184	$6,170,478

Pharmaceuticals - 1.0%
Cadence Pharmaceuticals, Inc. (a)			214,470	$2,011,729
Genomma Lab Internacional S.A., “B” (a)			1,396,500	730,538
Inspire Pharmaceuticals, Inc. (a)			280,740	1,139,804

				$3,882,071

Printing & Publishing - 1.7%
Morningstar, Inc. (a)			80,150	$2,737,123
MSCI, Inc., “A” (a)			235,530	3,982,812

				$6,719,935

Railroad & Shipping - 0.4%
Diana Shipping, Inc.			125,860	$1,483,889

Restaurants - 2.9%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)			733,120	$2,873,830
P.F. Chang’s China Bistro, Inc. (a)			234,320	5,361,242
Red Robin Gourmet Burgers, Inc. (a)			156,820	2,764,737

				$10,999,809

Special Products & Services - 0.8%
Heckmann Corp. (a)			668,780	$3,223,520

Specialty Stores - 7.2%
Abercrombie & Fitch Co., “A”			113,110	$2,692,018
Citi Trends, Inc. (a)			130,010	2,975,929
Ctrip.com International Ltd., ADR			121,040	3,316,496
Dufry South America Ltd., BDR			171,750	1,092,063
hhgregg, Inc. (a)			126,550	1,790,683
J. Crew Group, Inc. (a)			146,160	1,926,389
Lumber Liquidators, Inc. (a)			358,037	4,564,972
Monro Muffler Brake, Inc.			70,156	1,917,363
Tiffany & Co.			88,550	1,909,138
Zumiez, Inc. (a)			575,730	5,584,581

				$27,769,632

Trucking - 2.8%
J.B. Hunt Transport Services, Inc.			132,580	$3,196,504
Landstar System, Inc.			131,900	4,414,693
Old Dominion Freight Lines, Inc. (a)			128,010	3,006,955

				$10,618,152

Total Common Stocks				$378,802,343

	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (a) (z) (1 share for 1 warrant)	$6.57	5/08/07	118,680	$9,240

MONEY MARKET FUNDS (v) - 0.6%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			2,191,519	$2,191,519

Total Investments				$381,003,102

OTHER ASSETS, LESS LIABILITIES - 1.1%				4,106,838

NET ASSETS - 100.0%				$385,109,940

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS New Discovery Series

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$166,679	$9,240
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$380,993,862	$9,240	$—	$381,003,102
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$505,923,385

Gross unrealized appreciation	$19,265,233
Gross unrealized depreciation	(144,185,516)

Net unrealized appreciation (depreciation)	$(124,920,283)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	15,145,683	(12,954,164)	2,191,519

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$661	$2,191,519

4

MFS INVESTMENT MANAGEMENT

MFS® Research Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.8%
Aerospace - 1.6%
Lockheed Martin Corp.	20,790	$1,435,133
United Technologies Corp.	19,880	854,441

		$2,289,574

Apparel Manufacturers - 1.3%
Li & Fung Ltd.	144,000	$338,141
NIKE, Inc., “B”	31,860	1,493,914

		$1,832,055

Biotechnology - 1.5%
Genzyme Corp. (a)	36,190	$2,149,323

Broadcasting - 0.7%
Walt Disney Co.	59,180	$1,074,708

Brokerage & Asset Managers - 1.1%
Affiliated Managers Group, Inc. (a)	13,620	$568,090
Charles Schwab Corp.	21,960	340,380
Invesco Ltd.	54,620	757,033

		$1,665,503

Business Services - 0.8%
MasterCard, Inc., “A”	7,080	$1,185,758

Cable TV - 1.2%
Comcast Corp., “Special A”	78,940	$1,015,958
DIRECTV Group, Inc. (a)	23,000	524,170
Time Warner Cable, Inc.	10,673	264,690

		$1,804,818

Chemicals - 0.9%
3M Co.	13,590	$675,695
Celanese Corp.	43,750	584,938

		$1,260,633

Computer Software - 2.2%
Adobe Systems, Inc. (a)	50,000	$1,069,500
MicroStrategy, Inc., “A” (a)	22,600	772,694
VeriSign, Inc. (a)	69,450	1,310,522

		$3,152,716

Computer Software - Systems - 4.8%
Apple, Inc. (a)	35,210	$3,701,275
Hewlett-Packard Co.	103,020	3,302,821

		$7,004,096

Conglomerates - 1.0%
Siemens AG	24,470	$1,398,291

Construction - 2.1%
Pulte Homes, Inc.	152,690	$1,668,902
Sherwin-Williams Co.	26,470	1,375,646

		$3,044,548

Consumer Goods & Services - 1.6%
Colgate-Palmolive Co.	17,820	$1,051,024
Mead Johnson Nutrition Co., “A” (a)	7,140	206,132
Procter & Gamble Co.	21,820	1,027,504

		$2,284,660

Electrical Equipment - 3.9%
Danaher Corp.	70,100	$3,800,822
Rockwell Automation, Inc.	84,930	1,854,871

		$5,655,693

Electronics - 4.2%
Flextronics International Ltd. (a)	363,220	$1,049,706
Intel Corp.	158,960	2,392,348
MEMC Electronic Materials, Inc. (a)	38,410	633,381
National Semiconductor Corp.	85,360	876,647
Samsung Electronics Co. Ltd., GDR	5,940	1,213,245

		$6,165,327

Energy - Independent - 2.6%
Anadarko Petroleum Corp.	20,380	$792,578
Apache Corp.	18,350	1,176,052
Nexen, Inc.	26,600	451,069
Noble Energy, Inc.	8,500	457,980
XTO Energy, Inc.	28,472	871,813

		$3,749,492

Energy - Integrated - 7.9%
Chevron Corp.	57,130	$3,841,421
Exxon Mobil Corp. (s)	55,100	3,752,310
Hess Corp.	17,730	960,966
Marathon Oil Corp.	35,850	942,497
TOTAL S.A.	39,730	1,975,489

		$11,472,683

Engineering - Construction - 0.9%
Fluor Corp.	37,620	$1,299,771

Food & Beverages - 5.6%
Coca-Cola Co.	51,200	$2,250,240
General Mills, Inc.	11,900	593,572
Groupe Danone	14,247	693,921
J.M. Smucker Co.	21,291	793,516
Nestle S.A.	21,840	738,297
PepsiCo, Inc. (s)	61,210	3,151,091

		$8,220,637

Food & Drug Stores - 1.2%
CVS Caremark Corp.	38,970	$1,071,285
Kroger Co.	35,550	754,371

		$1,825,656

General Merchandise - 2.9%
Kohl’s Corp. (a)	17,620	$745,678
Target Corp.	54,710	1,881,477
Wal-Mart Stores, Inc.	31,930	1,663,553

		$4,290,708

Health Maintenance Organizations - 1.1%
WellPoint, Inc. (a)	40,670	$1,544,240

Insurance - 4.0%
ACE Ltd.	24,470	$988,588
Aon Corp.	34,480	1,407,474
Chubb Corp.	19,270	815,506
MetLife, Inc.	31,290	712,473
Travelers Cos., Inc.	46,330	1,882,851

		$5,806,892

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - 1.9%
Google, Inc., “A” (a)	7,820	$2,721,829

Machinery & Tools - 0.2%
Deere & Co.	10,900	$358,283

Major Banks - 5.6%
Bank of New York Mellon Corp.	58,589	$1,655,139
Goldman Sachs Group, Inc.	10,350	1,097,307
JPMorgan Chase & Co. (s)	129,160	3,433,073
State Street Corp.	30,340	933,865
Wells Fargo & Co.	75,570	1,076,117

		$8,195,501

Medical & Health Technology & Services - 2.6%
DaVita, Inc. (a)	11,210	$492,680
Medco Health Solutions, Inc. (a)	26,200	1,083,108
Patterson Cos., Inc. (a)	64,480	1,216,093
VCA Antech, Inc. (a)	42,240	952,512

		$3,744,393

Medical Equipment - 4.6%
DENTSPLY International, Inc.	32,500	$872,625
Medtronic, Inc.	89,860	2,648,174
Waters Corp. (a)	47,520	1,755,864
Zimmer Holdings, Inc. (a)	38,600	1,408,900

		$6,685,563

Metals & Mining - 0.8%
BHP Billiton PLC	28,700	$570,346
Cameco Corp.	23,150	397,486
Nucor Corp.	7,300	278,641

		$1,246,473

Natural Gas - Distribution - 1.4%
EQT Corp.	23,930	$749,727
Questar Corp.	18,320	539,158
Sempra Energy	16,630	768,971

		$2,057,856

Network & Telecom - 3.2%
Cisco Systems, Inc. (a)	158,100	$2,651,337
Corning, Inc.	69,330	920,009
Research in Motion Ltd. (a)	25,266	1,088,207

		$4,659,553

Oil Services - 1.4%
Noble Corp.	40,140	$966,973
Transocean, Inc. (a)	17,840	1,049,706

		$2,016,679

Pharmaceuticals - 5.7%
Abbott Laboratories	25,350	$1,209,195
Allergan, Inc.	16,310	778,966
Johnson & Johnson	46,010	2,420,126
Merck & Co., Inc.	41,910	1,121,093
Schering-Plough Corp.	66,930	1,576,202
Wyeth	26,800	1,153,472

		$8,259,054

Precious Metals & Minerals - 0.3%
Goldcorp, Inc.	11,630	$387,512

Specialty Chemicals - 0.5%
Praxair, Inc.	10,660	$717,311

Specialty Stores - 5.5%
Abercrombie & Fitch Co., “A”	37,820	$900,116
Dick’s Sporting Goods, Inc. (a)	49,280	703,226
Home Depot, Inc.	44,500	1,048,420
Nordstrom, Inc.	62,290	1,043,358
O’Reilly Automotive, Inc. (a)	18,500	647,685
PetSmart, Inc.	63,620	1,333,475
Staples, Inc.	89,800	1,626,278
Tiffany & Co.	35,290	760,852

		$8,063,410

Telecommunications - Wireless - 0.7%
Cellcom Israel Ltd.	18,120	$385,956
Rogers Communications, Inc., “B”	30,390	693,804

		$1,079,760

Telephone Services - 2.5%
AT&T, Inc.	113,740	$2,866,248
Verizon Communications, Inc.	27,380	826,876

		$3,693,124

Tobacco - 2.4%
Lorillard, Inc.	19,590	$1,209,487
Philip Morris International, Inc.	65,070	2,315,191

		$3,524,678

Trucking - 1.4%
FedEx Corp.	47,280	$2,103,487

Utilities - Electric Power - 4.0%
Allegheny Energy, Inc.	20,390	$472,436
American Electric Power Co., Inc.	18,060	456,196
CMS Energy Corp.	75,010	888,118
NRG Energy, Inc. (a)	28,850	507,760
PG&E Corp.	9,600	366,912
PPL Corp.	39,750	1,141,223
Progress Energy, Inc.	19,040	690,390
Public Service Enterprise Group, Inc.	27,070	797,753
Wisconsin Energy Corp.	13,200	543,444

		$5,864,232

Total Common Stocks		$145,556,480

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	704,037	$704,037

Total Investments		$146,260,517

SECURITIES SOLD SHORT - (0.5)%
BJ’s Wholesale Club, Inc. (a)	(10,900)	$(348,691)
Potash Corporation of Saskatchewan, Inc. (a)	(4,400)	(355,564)

Total Securities Sold Short		$(704,255)

OTHER ASSETS, LESS LIABILITIES - 0.2%		294,454

NET ASSETS - 100.0%		$145,850,716

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Research Series

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2009, the value of securities pledged amounted to $544,800.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research Series

Supplemental Information (Unaudited) 3/31/009

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$146,260,517	$—	$—	$146,260,517
Short sales	$(704,255)	$—	$—	$(704,255)
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$196,019,693

Gross unrealized appreciation	$2,568,762
Gross unrealized depreciation	(52,327,938)

Net unrealized appreciation (depreciation)	$(49,759,176)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	10,461,046	(9,757,009)	704,037

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,251	$704,037

4

MFS® INVESTMENT MANAGEMENT

MFS® Research Bond Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - 93.1%
Asset Backed & Securitized - 8.4%
ARCap REIT, Inc., CDO, 6.077%, 2045 (z)	$325,000	$26,000
Asset Securitization Corp., FRN, 7.743%, 2029	116,983	128,314
Banc of America Commercial Mortgage, Inc., 5.356%, 2045	620,000	440,076
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049	2,315,001	1,569,118
Bayview Commercial Asset Trust, FRN, 2.331%, 2036 (i)(z)	705,257	52,894
Bayview Commercial Asset Trust, FRN, 2.476%, 2037 (i)(z)	1,543,573	92,614
Bayview Commercial Asset Trust, FRN, 1.6%, 2035 (i)(z)	747,221	38,482
Bayview Commercial Asset Trust, FRN, 2.39%, 2036 (i)(z)	1,418,002	111,880
Bayview Commercial Asset Trust, FRN, 1.797%, 2036 (i)(z)	545,877	33,135
Bayview Commercial Asset Trust, FRN, 1.68%, 2013 (i)(z)	440,229	11,006
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	698,281	39,523
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	36,854	32,265
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	67,000	52,578
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040 (z)	250,000	110,000
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	140,000	49,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	2,610,000	1,736,570
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	120,000	99,723
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	500,000	248,802
Commercial Mortgage Acceptance Corp., FRN, 1.194%, 2030 (i)	241,240	12,394
Commercial Mortgage Pass- Through Certificates, 5.306%, 2046	1,109,146	775,188
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	1,860	1,742
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	467,077	210,252
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	1,600,000	1,019,964
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	51,096	43,894
CWCapital Cobalt Ltd., 5.223%, 2048	600,000	387,234
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	100,000	86,615
E*TRADE RV & Marine Trust, 3.62%, 2018	33,032	31,081
Falcon Franchise Loan LLC, FRN, 3.71%, 2025 (i)(z)	287,791	20,894
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	44,202	44,185
GMAC LLC, FRN, 7.659%, 2034 (n)	110,000	72,906
GMAC LLC, FRN, 6.02%, 2033 (z)	60,000	44,416
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	181,612	174,940
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	109,489	80,911
Greenwich Capital Commercial Funding Corp., FRN, 5.915%, 2038	2,200,000	1,596,400
GS Mortgage Securities Corp., 5.56%, 2039	1,516,410	1,138,611
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	551,464
JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 2047	725,000	483,106
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	620,000	425,901
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,192,650	806,019
JPMorgan Chase Commercial Mortgage Securities Corp., 5.99%, 2051	2,123,552	1,528,052
JPMorgan Chase Commercial Mortgage Securities Corp., 5.818%, 2049	600,000	412,656
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,000,000	685,223
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	1,119,000	790,429
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	370,000	285,285
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	770,411	584,676
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.343%, 2042 (n)	130,000	22,327
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	200,000	95,128
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.467%, 2030 (i)	252,130	6,582
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	450,000	69,804
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	1,581,000	918,372

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset Backed & Securitized - continued
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	$540,000	$340,778
Morgan Stanley Capital I, Inc., 5.72%, 2032	49,830	49,733
Morgan Stanley Capital I, Inc., FRN, 0.5%, 2030 (i)(n)	395,638	8,514
Mortgage Capital Funding, Inc., FRN, 1.816%, 2031 (i)	27,504	1
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	254,594	243,061
Preferred Term Securities XIX Ltd., CDO, FRN, 1.67%, 2035 (z)	98,117	45,870
Prudential Securities Secured Financing Corp., FRN, 7.188%, 2013 (z)	125,000	103,008
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	174,000	49,237
Structured Asset Securities Corp., FRN, 0.761%, 2035	22,671	17,914
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	125,840	103,266

		$19,240,013

Automotive - 0.1%
Ford Motor Credit Co., 7.375%, 2009	$155,000	$139,012

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$402,000	$386,968
News America, Inc., 8.5%, 2025	152,000	139,910

		$526,878

Brokerage & Asset Managers - 0.2%
INVESCO PLC, 4.5%, 2009	$262,000	$250,458
INVESCO PLC, 5.625%, 2012	230,000	176,759
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	280,000	28

		$427,245

Building - 0.2%
CRH PLC, 8.125%, 2018	$670,000	$522,412

Cable TV - 0.9%
British Sky Broadcasting, 6.1%, 2018 (z)	$570,000	$495,996
Comcast Corp., 6.4%, 2038	1,279,000	1,115,963
Cox Communications, Inc., 6.25%, 2018 (n)	107,000	95,052
TCI Communications, Inc., 9.8%, 2012	72,000	77,179
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	274,345

		$2,058,535

Conglomerates - 0.2%
Fisher Scientific International, Inc., 6.125%, 2015	$485,000	$481,700

Consumer Goods & Services - 0.8%
Clorox Co., 5%, 2013	$420,000	$425,744
Fortune Brands, Inc., 5.125%, 2011	341,000	334,668
Western Union Co., 5.4%, 2011	1,147,000	1,169,561

		$1,929,973

Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$168,000	$169,727
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	354,000	375,244

		$544,971

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$420,000	$317,821
Tyco Electronics Group S.A., 7.125%, 2037	100,000	64,034

		$381,855

Emerging Market Quasi-Sovereign - 0.1%
Korea Development Bank, 8%, 2014	$276,000	$283,914

Emerging Market Sovereign - 0.3%
Republic of Indonesia, 11.625%, 2019 (n)	$525,000	$570,937
Republic of Peru, 7.125%, 2019	103,000	104,391

		$675,328

Energy - Independent - 1.0%
Nexen, Inc., 6.4%, 2037	$1,470,000	$1,042,622
Ocean Energy, Inc., 7.25%, 2011	131,000	138,521
XTO Energy, Inc., 5.65%, 2016	830,000	792,131
XTO Energy, Inc., 6.25%, 2013	190,000	196,264

		$2,169,538

Energy - Integrated - 1.0%
ConocoPhillips, 6.5%, 2039	$740,000	$721,852
Hess Corp., 8.125%, 2019	420,000	432,965
Petro-Canada, 6.05%, 2018	494,000	424,797
Petrobras International Finance Co., 7.875%, 2019	733,000	759,535

		$2,339,149

Financial Institutions - 0.3%
HSBC Finance Corp., 6.75%, 2011	$46,000	$41,001
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,000,000	150,876
ORIX Corp., 5.48%, 2011	780,000	531,476

		$723,353

Food & Beverages - 2.3%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$990,000	$987,130
Diageo Capital PLC, 5.5%, 2016	1,260,000	1,274,179
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	803,000	757,880
Kraft Foods, Inc., 6.125%, 2018	1,070,000	1,072,564
Miller Brewing Co., 5.5%, 2013 (n)	1,310,000	1,261,733

		$5,353,486

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Food & Drug Stores - 0.6%
CVS Caremark Corp., 6.125%, 2016	$620,000	$624,174
CVS Caremark Corp., 5.75%, 2017	651,000	634,830

		$1,259,004

Forest & Paper Products - 0.1%
Stora Enso Oyj, 7.25%, 2036 (n)	$563,000	$264,610

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$605,000	$308,272

Industrial - 0.1%
Steelcase, Inc., 6.5%, 2011	$272,000	$269,415

Insurance - 0.6%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$518,000	$142,450
Metropolitan Life Global Funding, 5.125%, 2013 (n)	420,000	383,582
Prudential Financial, Inc., 6%, 2017	175,000	115,571
Prudential Financial, Inc., 5.1%, 2014	488,000	365,397
UnumProvident Corp., 6.85%, 2015 (n)	543,000	430,551

		$1,437,551

Insurance - Health - 0.2%
Humana, Inc., 7.2%, 2018	$450,000	$380,270

Insurance - Property & Casualty - 1.0%
AXIS Capital Holdings Ltd., 5.75%, 2014	$1,405,000	$1,168,508
Fund American Cos., Inc., 5.875%, 2013	804,000	617,261
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	1,000,000	410,000

		$2,195,769

International Market Quasi-Sovereign - 1.3%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)	$1,500,000	$1,545,213
ING Bank N.V., 3.9%, 2014 (z)	1,500,000	1,510,080

		$3,055,293

Major Banks - 6.2%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$52,798
Bank of America Corp., 5.65%, 2018	1,840,000	1,535,057
Bear Stearns Cos., Inc., 5.85%, 2010	204,000	204,470
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	204,568
Credit Suisse (USA), Inc., 6%, 2018	1,160,000	1,011,753
Credit Suisse (USA), Inc., 5.125%, 2015	800,000	742,358
Goldman Sachs Group, Inc., 5.625%, 2017	336,000	261,733
Goldman Sachs Group, Inc., 7.5%, 2019	1,485,000	1,481,752
JPMorgan Chase Bank, 6%, 2017	1,000,000	937,376
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	233,893
JPMorgan Chase Bank N.A., 6%, 2018	700,000	707,058
Merrill Lynch & Co., Inc., 6.15%, 2013	670,000	563,200
Merrill Lynch & Co., Inc., 6.05%, 2016	569,000	349,021
Morgan Stanley, 6.625%, 2018	1,260,000	1,201,419
Morgan Stanley, 5.75%, 2016	444,000	404,195
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	390,000	261,300
Natixis S.A., 10% to 2018, FRN to 2049 (n)	600,000	122,252
PNC Funding Corp., 5.625%, 2017	1,415,000	1,302,841
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	390,000	171,600
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	545,000	153,444
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,000,000	552,908
Wachovia Corp., 6.605%, 2025	164,000	121,940
Wachovia Corp., 5.75%, 2018	1,877,000	1,662,789

		$14,239,725

Medical & Health Technology & Services - 0.5%
Hospira, Inc., 5.55%, 2012	$170,000	$172,148
Hospira, Inc., 6.05%, 2017	210,000	187,423
McKesson Corp., 5.7%, 2017	510,000	482,640
Mckesson Corp., 7.5%, 2019	220,000	233,507

		$1,075,718

Medical Equipment - 0.4%
Pfizer, Inc., 7.2%, 2039	$860,000	$922,276

Metals & Mining - 0.5%
International Steel Group, Inc., 6.5%, 2014	$496,000	$389,754
Rio Tinto Finance USA Ltd., 5.875%, 2013	880,000	789,110

		$1,178,864

Mortgage Backed - 18.2%
Fannie Mae, 4.55%, 2011	$116,027	$117,919
Fannie Mae, 4.79%, 2012	117,568	121,560
Fannie Mae, 4.86%, 2012	113,212	122,467
Fannie Mae, 5.12%, 2012	56,834	59,760
Fannie Mae, 3.81%, 2013	19,195	19,463
Fannie Mae, 4.845%, 2013	50,054	52,455
Fannie Mae, 4.589%, 2014	137,452	142,680
Fannie Mae, 4.6%, 2014 - 2015	107,220	111,209
Fannie Mae, 4.609%, 2014	69,561	72,277
Fannie Mae, 4.77%, 2014	59,346	61,943
Fannie Mae, 4.88%, 2014 - 2020	219,077	229,764
Fannie Mae, 4.53%, 2015	104,172	107,635
Fannie Mae, 4.56%, 2015	54,383	56,257
Fannie Mae, 4.665%, 2015	37,225	38,705

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage Backed - continued
Fannie Mae, 4.69%, 2015	161,738	$168,343
Fannie Mae, 4.7%, 2015	270,251	281,451
Fannie Mae, 4.74%, 2015	48,576	50,680
Fannie Mae, 4.78%, 2015	104,139	108,882
Fannie Mae, 4.815%, 2015	53,000	55,496
Fannie Mae, 4.85%, 2015	172,533	180,838
Fannie Mae, 4.87%, 2015	33,663	35,313
Fannie Mae, 4.89%, 2015	95,123	99,964
Fannie Mae, 4.921%, 2015	114,075	120,077
Fannie Mae, 4.94%, 2015	120,000	124,209
Fannie Mae, 5.09%, 2016	119,920	127,325
Fannie Mae, 5.395%, 2016	133,966	144,548
Fannie Mae, 5.423%, 2016	148,988	161,030
Fannie Mae, 4.994%, 2017	163,711	171,322
Fannie Mae, 5.28%, 2017	140,000	150,099
Fannie Mae, 5.32%, 2017	149,418	160,572
Fannie Mae, 5.5%, 2017 - 2038	14,100,995	14,660,900
Fannie Mae, 5.54%, 2017	108,000	117,389
Fannie Mae, 5%, 2020 - 2027	2,032,937	2,086,700
Fannie Mae, 5.19%, 2020	204,381	212,368
Fannie Mae, 5.35%, 2023	193,680	201,855
Fannie Mae, 6%, 2029 - 2037	2,701,362	2,821,433
Fannie Mae, 6.5%, 2032 - 2033	54,034	57,351
Freddie Mac, 5%, 2018 - 2028	1,826,075	1,873,869
Freddie Mac, 5.5%, 2019 - 2037	5,669,727	5,876,104
Freddie Mac, 4%, 2023 - 2024	97,556	98,078
Freddie Mac, 6%, 2034 - 2038	2,867,693	3,001,771
Ginnie Mae, 6%, 2036 - 2038	2,544,290	2,663,044
Ginnie Mae, 5.5%, 2038 - 2039	4,299,162	4,477,516

		$41,602,621

Municipals - 1.9%
Harris County, TX, “C”, FSA, 5.25%, 2028	$560,000	$598,108
Harris County, TX, “C”, FSA, 5.25%, 2032	610,000	633,418
Harris County, TX, “C”, FSA, 5.25%, 2031	610,000	637,078
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	635,000	704,405
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	460,000	492,918
New York Dormitory Authority Rev. (New York University), “1”, BHAC, 5.5%, 2031	500,000	549,665
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	699,000	690,899

		$4,306,491

Natural Gas - Pipeline - 2.0%
CenterPoint Energy, Inc., 7.875%, 2013	$748,000	$765,826
Enterprise Products Operating LP, 5.65%, 2013	227,000	212,509
Enterprise Products Partners LP, 4.95%, 2010	800,000	786,128
Enterprise Products Partners LP, 6.3%, 2017	900,000	829,551
Kinder Morgan Energy Partners LP, 5.8%, 2035	930,000	690,007
Kinder Morgan Energy Partners LP, 6%, 2017	643,000	603,891
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	91,901
Spectra Energy Capital LLC, 8%, 2019	613,000	616,434

		$4,596,247

Network & Telecom - 1.9%
AT&T, Inc., 5.8%, 2019	$940,000	$920,196
British Telecommunications PLC, 5.15%, 2013	349,000	323,910
Deutsche Telekom International Finance B.V., 5.25%, 2013	800,000	797,562
Deutsche Telekom International Finance B.V., 5.75%, 2016	461,000	452,294
Telecom Italia S.p.A., 6.375%, 2033	800,000	582,885
Verizon New York, Inc., 6.875%, 2012	1,317,000	1,348,948

		$4,425,795

Oil Services - 0.7%
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	$125,000	$103,750
Smith International, Inc., 9.75%, 2019	1,500,000	1,566,850

		$1,670,600

Oils - 0.1%
Premcor Refining Group, Inc., 7.5%, 2015	$190,000	$184,515

Other Banks & Diversified Financials - 1.2%
American Express Centurion Bank, 5.55%, 2012	$670,000	$596,305
Capital One Financial Corp., 6.15%, 2016	610,000	386,132
Citigroup, Inc., 6.125%, 2018	1,600,000	1,381,019
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	486,000	247,860
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	549,000	149,948

		$2,761,264

Pharmaceuticals - 0.6%
Roche Holdings, Inc., 6%, 2019 (n)	$1,300,000	$1,338,039

Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$200,000	$188,942

Railroad & Shipping - 0.9%
Canadian Pacific Railway Co., 6.5%, 2018	$1,090,000	$980,517
CSX Corp., 7.375%, 2019	1,000,000	926,443
CSX Corp., 6.3%, 2012	155,000	152,897

		$2,059,857

4

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Real Estate - 1.1%
Boston Properties, Inc., REIT, 5%, 2015	$137,000	$98,357
HRPT Properties Trust, REIT, 6.25%, 2016	689,000	453,988
Kimco Realty Corp., REIT, 5.783%, 2016	294,000	191,805
Liberty Property LP, REIT, 5.5%, 2016	730,000	471,579
ProLogis, REIT, 5.625%, 2016	150,000	74,970
ProLogis, REIT, 5.75%, 2016	435,000	239,058
Simon Property Group, Inc., REIT, 5.875%, 2017	230,000	177,413
Simon Property Group, Inc., REIT, 5.75%, 2015	18,000	13,897
Simon Property Group, Inc., REIT, 6.1%, 2016	769,000	608,860
Simon Property Group, Inc., REIT, 6.35%, 2012	88,000	75,393

		$2,405,320

Restaurants - 0.1%
YUM! Brands, Inc., 8.875%, 2011	$205,000	$218,712

Retailers - 1.3%
Home Depot, Inc., 5.875%, 2036	$944,000	$668,523
J.C. Penney Corp., Inc., 8%, 2010	34,000	34,017
Macy’s, Inc., 6.625%, 2011	223,000	191,592
Wal-Mart Stores, Inc., 6.2%, 2038	1,138,000	1,150,259
Wesfarmers Ltd., 6.998%, 2013 (n)	1,000,000	948,168

		$2,992,559

Specialty Stores - 0.3%
Best Buy, Inc., 6.75%, 2013	$660,000	$627,950

Supermarkets - 0.8%
Delhaize America, Inc., 9%, 2031	$520,000	$552,683
Kroger Co., 6.4%, 2017	1,151,000	1,181,596

		$1,734,279

Supranational - 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$60,102

Telecommunications - Wireless - 0.6%
Rogers Cable, Inc., 5.5%, 2014	$734,000	$717,597
Rogers Communications, Inc., 6.8%, 2018	660,000	659,655

		$1,377,252

Telephone Services - 0.2%
Embarq Corp., 7.082%, 2016	$560,000	$504,000

Tobacco - 2.2%
Altria Group, Inc., 9.7%, 2018	$1,020,000	$1,110,270
Altria Group, Inc., 9.25%, 2019	800,000	855,355
Philip Morris International, Inc., 4.875%, 2013	954,000	964,409
Reynolds American, Inc., 6.75%, 2017	1,400,000	1,195,170
Reynolds American, Inc., 7.25%, 2012	800,000	787,446

		$4,912,650

U.S. Government Agencies and Equivalents - 1.4%
Federal Home Loan Bank, 3.625%, 2013	$2,000,000	$2,104,356
Small Business Administration, 4.86%, 2025	242,276	256,742
Small Business Administration, 4.625%, 2025	243,277	255,200
Small Business Administration, 5.11%, 2025	202,259	214,123
Small Business Administration, 4.34%, 2024	145,389	151,270
Small Business Administration, 4.99%, 2024	112,571	118,948
Small Business Administration, 4.93%, 2024	107,735	114,285

		$3,214,924

U.S. Treasury Obligations - 25.0%
U.S. Treasury Bonds, 4.5%, 2036	$110,000	$126,741
U.S. Treasury Bonds, 6.25%, 2023	177,000	232,866
U.S. Treasury Bonds, 5%, 2037	1,481,000	1,842,456
U.S. Treasury Bonds, 6.75%, 2026	19,000	27,028
U.S. Treasury Bonds, 2.375%, 2010	13,326,000	13,652,380
U.S. Treasury Bonds, 5.25%, 2029	646,000	795,488
U.S. Treasury Bonds, 6%, 2026	373,000	491,427
U.S. Treasury Bonds, 5.375%, 2031	472,000	595,089
U.S. Treasury Notes, 6.5%, 2010	2,614,000	2,747,967
U.S. Treasury Notes, 4%, 2010	2,453,000	2,539,620
U.S. Treasury Notes, 5.125%, 2016	167,000	199,226
U.S. Treasury Notes, 4.5%, 2010	3,146,000	3,283,515
U.S. Treasury Notes, 4.625%, 2009	9,926,000	10,069,460
U.S. Treasury Notes, 4.875%, 2009	4,739,000	4,819,895
U.S. Treasury Notes, 5.125%, 2011	14,336,000	15,718,076
U.S. Treasury Notes, 3.125%, 2013	179,000	191,698

		$57,332,932

Utilities - Electric Power - 4.5%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$511,000	$516,835
Bruce Mansfield Unit, 6.85%, 2034	590,000	459,031
CenterPoint Energy, Inc., 5.95%, 2017	540,000	447,833
Dominion Resources, Inc., 6.4%, 2018	460,000	458,808
Duke Energy Corp., 5.65%, 2013	1,090,000	1,117,364

5

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
E.ON International Finance B.V., 6.65%, 2038 (n)	$303,000	$290,965
EDP Finance B.V., 6%, 2018 (n)	1,100,000	1,050,160
Exelon Generation Co. LLC, 6.95%, 2011	1,267,000	1,293,712
FirstEnergy Corp., 6.45%, 2011	1,610,000	1,611,459
ISA Capital do Brasil S.A., 7.875%, 2012	609,000	581,595
NiSource Finance Corp., 7.875%, 2010	1,030,000	1,012,127
NorthWestern Corp., 5.875%, 2014	5,000	5,046
Oncor Electric Delivery Co. LLC, 6.8%, 2018 (n)	1,014,000	994,238
Progress Energy, Inc., 7.05%, 2019	440,000	448,283
Waterford 3 Funding Corp., 8.09%, 2017	81,886	80,682

		$10,368,138

Total Bonds		$213,267,318

FLOATING RATE LOANS (g)(r) - 0.1%
Medical & Health Technology & Services - 0.1%
HCA, Inc., Term Loan B, 3.47%, 2013	$273,691	$232,501

MONEY MARKET FUNDS (v) - 5.6%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	12,796,670	$12,796,670

Total Investments		$226,296,489

OTHER ASSETS, LESS LIABILITIES - 1.2%		2,847,500

NET ASSETS - 100.0%		$229,143,989

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,676,316 representing 6.0% of net assets.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.077%, 2045	12/07/06	$332,516	$26,000
Bayview Commercial Asset Trust, FRN, 1.68%, 2013	3/29/06	44,207	11,006
Bayview Commercial Asset Trust, FRN, 1.6%, 2035	10/06/05	57,220	38,482
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	61,177	39,523
Bayview Commercial Asset Trust, FRN, 1.797%, 2036	5/16/06	44,961	33,135
Bayview Commercial Asset Trust, FRN, 2.39%, 2036	9/11/06	194,815	111,880
Bayview Commercial Asset Trust, FRN, 2.331%, 2036	10/25/06	95,453	52,894
Bayview Commercial Asset Trust, FRN, 2.476%, 2037	1/26/07	197,855	92,614
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040	3/01/06	250,000	110,000
British Sky Broadcasting, 6.1%, 2018	2/07/08 - 2/14/08	569,118	495,996
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	134,777	49,000
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	98,473	86,615
Falcon Franchise Loan LLC, FRN, 3.71%, 2025	1/29/03	33,442	20,894
GMAC LLC, FRN, 6.02%, 2033	3/20/02	56,958	44,416
ING Bank N.V., 3.9%, 2014	3/12/09	1,497,105	1,510,080
Preferred Term Securities XIX Ltd., CDO, FRN, 1.67%, 2035	9/08/05	98,117	45,870
Prudential Securities Secured Financing Corp., FRN, 7.188%, 2013	12/06/04	138,774	103,008

Total Restricted Securities			$2,871,413
% of Net Assets			1.3%

6

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Research Bond Series

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
BHAC	Berkshire Hathaway Assurance Corp.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Research Bond Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$12,796,670	$213,499,819	$—	$226,296,489
Other Financial Instruments	$—	$89,401	$—	$89,401

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$239,221,355

Gross unrealized appreciation	$3,706,628
Gross unrealized depreciation	(16,631,494)

Net unrealized appreciation (depreciation)	$(12,924,866)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/09

Swap Agreements at 3/31/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	460,000	Goldman Sachs International	(1)	1.43% (fixed rate)	$100,035
6/20/13	USD	440,000	Morgan Stanley Capital Services, Inc.	(2)	1.07% (fixed rate)	2,135
12/20/13	USD	490,000	JPMorgan Chase Bank	(2)	0.78% (fixed rate)	9,412
6/20/13	USD	430,000	Morgan Stanley Capital Services, Inc.	(3)	1.48% (fixed rate)	6,124
3/20/14	USD	460,000	Morgan Stanley Capital Services, Inc.	(3)	1.75% (fixed rate)	2,932
9/20/13	USD	470,000	Morgan Stanley Capital Services, Inc.	(4)	0.99% (fixed rate)	27,093
12/20/13	USD	510,000	Goldman Sachs International	(4)	1.5% (fixed rate)	19,494
12/20/13	USD	260,000	Merrill Lynch International	(5)	1.43% (fixed rate)	9,631
6/20/14	USD	570,000	JPMorgan Chase Bank	(6)	6.5% (fixed rate)	(8,270)
6/20/14	USD	1,110,000	Goldman Sachs International	(7)	5.4% (fixed rate)	(79,185)

						$89,401

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Kimco Realty Corp., 5.98%, 7/30/12.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(4)	Fund, as protection buyer, to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/07/28.

(5)	Fund, as protection buyer, to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.

(6)	Fund, as protection buyer, to receive notional amount upon a defined credit event by American Express Co., 4.875%, 7/15/13.

(7)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Capital One Financial, Inc., 6.25%, 11/15/13.

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

8

MFS Research Bond Series

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	49,980,387	(37,183,717)	12,796,670

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,362	$12,796,670

9

MFS INVESTMENT MANAGEMENT

MFS® Research International Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Alcoholic Beverages - 0.9%
Heineken N.V.	37,480	$1,065,632

Apparel Manufacturers - 2.4%
Li & Fung Ltd.	460,000	$1,080,173
LVMH Moet Hennessy Louis Vuitton S.A.	30,550	1,919,440

		$2,999,613

Automotive - 0.9%
Bridgestone Corp.	50,400	$727,827
Compagnie Generale des Etablissements Michelin	11,390	422,658

		$1,150,485

Biotechnology - 0.8%
Actelion Ltd. (a)	21,050	$960,685

Broadcasting - 2.1%
Grupo Televisa S.A., ADR	45,750	$624,030
WPP Group PLC	351,314	1,979,785

		$2,603,815

Brokerage & Asset Managers - 1.7%
Daiwa Securities Group, Inc.	190,000	$840,982
Deutsche Boerse AG	9,470	570,964
Julius Baer Holding Ltd.	28,598	703,456

		$2,115,402

Business Services - 0.8%
Mitsubishi Corp.	77,900	$1,036,489

Computer Software - 1.0%
SAP AG	36,480	$1,293,108

Computer Software - Systems - 1.6%
Acer, Inc.	752,000	$1,135,944
Cap Gemini S.A.	20,730	667,064
Nomura Research, Inc.	16,400	256,826

		$2,059,834

Conglomerates - 3.1%
Keppel Corp. Ltd.	545,000	$1,815,407
Siemens AG	36,220	2,069,723

		$3,885,130

Construction - 2.5%
Corporacion Moctezuma S.A. de C.V.	58,500	$78,468
CRH PLC	56,470	1,216,772
Duratex S.A., IPS	34,100	220,498
Geberit AG	15,471	1,390,392
Urbi Desarrollos Urbanos S.A. de C.V. (a)	179,500	157,641

		$3,063,771

Consumer Goods & Services - 2.0%
Hengan International Group Co. Ltd.	168,000	$675,199
Kimberly-Clark de Mexico S.A. de C.V., “A”	160,160	518,640
Reckitt Benckiser Group PLC	35,010	1,315,631

		$2,509,470

Electrical Equipment - 1.5%
LS Industrial Systems Co. Ltd.	7,780	$305,450
Schneider Electric S.A.	24,349	1,621,063

		$1,926,513

Electronics - 4.6%
ARM Holdings PLC	149,300	$219,579
ASML Holding N.V.	17,446	309,436
Konica Minolta Holdings, Inc.	126,500	1,096,930
Ricoh Co. Ltd.	138,000	1,660,817
Samsung Electronics Co. Ltd.	3,164	1,306,768
Taiwan Semiconductor Manufacturing Co. Ltd.	770,000	1,172,484

		$5,766,014

Energy - Independent - 2.1%
CNOOC Ltd.	542,000	$537,063
INPEX Corp.	147	1,014,305
Nexen, Inc.	25,880	438,860
Tullow Oil PLC	55,976	644,947

		$2,635,175

Energy - Integrated - 9.0%
Eni S.p.A.	106,830	$2,075,080
Marathon Oil Corp.	20,500	538,945
OAO Gazprom, ADR	29,060	431,541
Petroleo Brasileiro S.A., ADR	26,760	815,377
Royal Dutch Shell PLC, “A”	138,680	3,126,054
Statoil A.S.A.	22,700	401,629
TOTAL S.A.	78,670	3,911,697

		$11,300,323

Engineering - Construction - 0.7%
JGC Corp.	77,000	$874,998

Food & Beverages - 4.2%
Groupe Danone	33,119	$1,613,110
Nestle S.A.	107,996	3,650,783

		$5,263,893

Food & Drug Stores - 0.7%
Lawson, Inc.	21,700	$894,439

Insurance - 4.9%
AXA	124,040	$1,491,436
China Life Insurance	481,000	1,582,496
QBE Insurance Group Ltd.	61,130	821,955
Samsung Fire & Marine Insurance Co. Ltd. (a)	6,167	716,659
Tokio Marine Holding, Inc.	62,600	1,545,521

		$6,158,067

Machinery & Tools - 2.7%
Assa Abloy AB, “B”	127,740	$1,196,679
Bucyrus International, Inc.	49,820	756,268
Glory Ltd.	78,800	1,404,465

		$3,357,412

Major Banks - 6.1%
Bank of China Ltd.	2,586,000	$857,485
BNP Paribas	49,883	2,062,464
DBS Group Holdings Ltd.	134,000	751,373

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Research International Series

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
Hang Seng Bank Ltd.			14,300	$145,369
Intesa Sanpaolo S.p.A.			742,896	2,045,582
Standard Bank Group Ltd.			32,420	272,092
Sumitomo Mitsui Financial Group, Inc.			44,100	1,555,655

				$7,690,020

Medical Equipment - 0.7%
Smith & Nephew PLC			145,549	$902,193

Metals & Mining - 2.1%
BHP Billiton PLC			130,840	$2,600,140

Natural Gas - Distribution - 1.6%
Gaz de France			50,190	$1,723,741
Tokyo Gas Co. Ltd.			96,000	334,596

				$2,058,337

Oil Services - 0.4%
Saipem S.p.A.			30,300	$539,438

Other Banks & Diversified Financials - 7.2%
Aeon Credit Service Co. Ltd.			116,800	$1,060,989
Bank of Cyprus Public Co. Ltd.			220,927	672,169
Chiba Bank Ltd.			172,000	857,955
HDFC Bank Ltd., ADR			11,780	717,755
Itau Unibanco Banco Multiplo S.A., ADR			137,427	1,495,206
Redecard S.A.			37,200	449,816
Shizuoka Bank Ltd.			91,000	826,428
UBS AG (a)			119,174	1,120,234
Unione di Banche Italiane ScpA			159,206	1,754,567

				$8,955,119

Pharmaceuticals - 7.7%
Bayer AG			32,050	$1,532,939
Daiichi Sankyo Co. Ltd.			89,300	1,509,264
Merck KGaA			23,840	2,108,210
Roche Holding AG			28,520	3,913,576
Santen, Inc.			21,400	596,709

				$9,660,698

Precious Metals & Minerals - 0.8%
Lihir Gold Ltd. (a)			202,542	$460,320
Paladin Resources Ltd. (a)			239,686	566,663

				$1,026,983

Railroad & Shipping - 1.3%
East Japan Railway Co.			31,100	$1,618,072

Real Estate - 1.0%
Sun Hung Kai Properties Ltd.			136,000	$1,217,764

Specialty Chemicals - 4.2%
Akzo Nobel N.V.			73,050	$2,765,560
Linde AG			30,840	2,097,051
Symrise AG			32,784	388,091

				$5,250,702

Specialty Stores - 2.7%
Esprit Holdings Ltd.			123,200	$635,992
Industria de Diseno Textil S.A.			42,920	1,673,640
Kingfisher PLC			378,470	812,942
NEXT PLC			13,370	253,995

				$3,376,569

Telecommunications - Wireless - 4.4%
America Movil S.A.B. de C.V., “L”, ADR			43,500	$1,177,980
KDDI Corp.			210	990,947
Rogers Communications, Inc., “B”			22,810	525,564
Vodafone Group PLC			1,590,840	2,801,912

				$5,496,403

Telephone Services - 2.6%
BCE, Inc.			25,520	$508,457
China Unicom Ltd.			598,000	626,589
Telefonica S.A.			108,150	2,158,195

				$3,293,241

Tobacco - 0.9%
Japan Tobacco, Inc.			407	$1,086,945

Trucking - 1.6%
TNT N.V.			27,780	$475,382
Yamato Holdings Co. Ltd.			163,000	1,535,497

				$2,010,879

Utilities - Electric Power - 3.0%
E.ON AG			107,984	$2,999,906
NTPC Ltd.			218,114	777,102
				$3,777,008

Total Common Stocks				$123,480,779

	Strike Price	First Exercise
RIGHTS - 0.2%
Construction - 0.2%
CRH PLC (1 share for 1 right) (a)	£8.40	3/04/09	13,594	$296,200

MONEY MARKET FUNDS (v) - 1.2%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			1,483,015	$1,483,015

Total Investments				$125,259,994

OTHER ASSETS, LESS LIABILITIES - 0.1%				71,813

NET ASSETS - 100.0%				$125,331,807

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Research International Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$91,922,771	$33,337,223	$—	$125,259,994
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$184,913,982

Gross unrealized appreciation	$1,953,140
Gross unrealized depreciation	(61,607,128)

Net unrealized appreciation (depreciation)	$(59,653,988)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	15,273,628	(13,790,613)	1,483,015

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,544	$1,483,015

3

MFS Research International Series

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

Japan	18.6%
France	12.3%
United Kingdom	11.7%
Germany	10.4%
Switzerland	9.4%
Italy	5.1%
Netherlands	3.7%
China	3.4%
Spain	3.1%
Other Countries	22.3%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS INVESTMENT MANAGEMENT

MFS® Strategic Income Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - 88.1%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		$25,000	$6,375
TransDigm Group, Inc., 7.75%, 2014		20,000	18,650
Vought Aircraft Industries, Inc., 8%, 2011		85,000	33,150

			$58,175

Airlines - 0.2%
Continental Airlines, Inc., 7.339%, 2014		$78,000	$48,750

Asset Backed & Securitized - 4.8%
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045 (z)		$100,000	$6,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040 (z)		250,000	110,000
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)		104,190	101,064
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		1,860	1,742
Crest Ltd., CDO, 7%, 2040		137,000	18,495
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		153,000	152,176
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		185,000	160,238
Falcon Franchise Loan LLC, 6.5%, 2014 (z)		250,000	132,500
Falcon Franchise Loan LLC, FRN, 3.71%, 2025 (i)(z)		468,689	34,027
First Union National Bank Commercial Mortgage Trust, FRN, 0.897%, 2043 (i)(n)		2,003,309	27,745
First Union-Lehman Brothers Bank of America, FRN, 0.368%, 2035 (i)		1,502,950	24,073
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		104,044	104,004
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.467%, 2030 (i)		412,104	10,758
Morgan Stanley Capital I, Inc., FRN, 0%, 2039 (i)(z)		1,238,869	27,354
Mortgage Capital Funding, Inc., FRN, 1.816%, 2031 (i)		31,638	2
Prudential Securities Secured Financing Corp., FRN, 7.188%, 2013 (z)		171,000	140,915
Salomon Brothers Mortgage Securities, Inc., FRN, 6.987%, 2032 (z)		224,179	209,190

			$1,260,283

Automotive - 1.1%
Accuride Corp., 8.5%, 2015		$20,000	$4,250
Allison Transmission, Inc., 11%, 2015 (n)		95,000	45,125
FCE Bank PLC, 7.125%, 2012	EUR	50,000	45,172
Ford Motor Credit Co. LLC, 12%, 2015		200,000	151,562
General Motors Corp., 8.375%, 2033		54,000	6,480
Johnson Controls, Inc., 5.25%, 2011		30,000	29,065

			$281,654

Broadcasting - 1.1%
Allbritton Communications Co., 7.75%, 2012		$75,000	$27,750
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		20,000	2,764
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)		45,000	3,150
Clear Channel Communications, 10.75%, 2016 (n)		20,000	3,650
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)		30,000	28,200
Lamar Media Corp., 6.625%, 2015		65,000	47,450
Lamar Media Corp., “C”, 6.625%, 2015		40,000	28,800
LBI Media, Inc., 8.5%, 2017 (z)		40,000	10,800
LIN TV Corp., 6.5%, 2013		60,000	31,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)		65,000	4,550
Newport Television LLC, 13%, 2017 (n)(p)		65,000	1,828
News America, Inc., 6.4%, 2035		100,000	74,084
Nexstar Broadcasting Group, Inc., 7%, 2014		20,000	8,700
Nexstar Broadcasting Group, Inc., 7%, 2014 (p)		59,465	15,458
Univision Communications, Inc., 9.75%, 2015 (n)(p)		110,000	10,423

			$298,807

Brokerage & Asset Managers - 0.1%
Janus Capital Group, Inc., 6.95%, 2017		$20,000	$9,914
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)		100,000	10
Nuveen Investments, Inc., 10.5%, 2015 (n)		80,000	22,400

			$32,324

Building - 1.4%
Associated Materials, Inc., 11.25%, 2014		$50,000	$15,000
Building Materials Corp. of America, 7.75%, 2014		40,000	27,500
CRH PLC, 8.125%, 2018		190,000	148,147
Lafarge S.A., 6.15%, 2011		160,000	140,800
Nortek, Inc., 10%, 2013		30,000	12,525
Nortek, Inc., 8.5%, 2014		45,000	4,500
Ply Gem Industries, Inc., 9%, 2012		32,000	7,920
Ply Gem Industries, Inc., 11.75%, 2013		25,000	11,125

			$367,517

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Business Services - 0.4%
First Data Corp., 9.875%, 2015	$85,000	$49,725
SunGard Data Systems, Inc., 10.25%, 2015	71,000	49,700

		$99,425

Cable TV - 2.1%
CCO Holdings LLC, 8.75%, 2013	$85,000	$70,975
Charter Communications, Inc., 8.375%, 2014 (n)	30,000	26,400
Charter Communications, Inc., 10.875%, 2014 (n)	15,000	14,550
CSC Holdings, Inc., 6.75%, 2012	45,000	43,313
CSC Holdings, Inc., 8.5%, 2014 (z)	10,000	9,850
DirectTV Holdings LLC, 7.625%, 2016	70,000	68,600
TCI Communications, Inc., 9.8%, 2012	81,000	86,826
Time Warner Cable, Inc., 8.25%, 2019	120,000	123,315
Videotron LTEE, 6.875%, 2014	10,000	9,450
Virgin Media, Inc., 9.125%, 2016	100,000	93,000

		$546,279

Chemicals - 1.1%
Innophos Holdings, Inc., 8.875%, 2014	$45,000	$36,900
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	45,000	7,117
Momentive Performance Materials, Inc., 11.5%, 2016	45,000	8,438
Nalco Co., 7.75%, 2011	50,000	49,250
Nalco Finance Holdings, Inc., 9%, 2014	55,000	49,500
Yara International A.S.A., 5.25%, 2014 (n)	150,000	126,042

		$277,247

Construction - 0.4%
Lennar Corp., 5.125%, 2010	$130,000	$113,750

Consumer Goods & Services - 2.1%
Corrections Corp. of America, 6.25%, 2013	$35,000	$33,512
Fortune Brands, Inc., 5.125%, 2011	107,000	105,013
Jarden Corp., 7.5%, 2017	20,000	16,100
KAR Holdings, Inc., 5.17%, 2014	20,000	9,400
KAR Holdings, Inc., 10%, 2015	50,000	21,750
Service Corp. International, 7%, 2017	80,000	68,000
Service Corp. International, 7.625%, 2018	69,000	59,340
Ticketmaster, 10.75%, 2016 (n)	25,000	17,000
Western Union Co., 5.4%, 2011	210,000	214,131

		$544,246

Containers - 1.3%
Crown Americas LLC, 7.625%, 2013	$40,000	$40,150
Graham Packaging Holdings Co., 9.875%, 2014	55,000	35,475
Greif, Inc., 6.75%, 2017	145,000	131,588
Owens-Brockway Glass Container, Inc., 8.25%, 2013	140,000	140,700

		$347,913

Defense Electronics - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$139,000	$135,588
L-3 Communications Corp., 6.125%, 2014	110,000	103,950

		$239,538

Electronics - 0.2%
Avago Technologies Ltd., 11.875%, 2015	$20,000	$15,400
Flextronics International Ltd., 6.25%, 2014	40,000	33,800
Freescale Semiconductor, Inc., 8.875%, 2014	30,000	6,300
Spansion, Inc., 11.25%, 2016 (d)(n)	55,000	1,238

		$56,738

Emerging Market Quasi-Sovereign - 1.3%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$100,000	$95,125
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	100,000	99,145
National Power Corp., FRN, 5.5%, 2011	60,000	59,430
Pemex Project Funding Master Trust, 5.75%, 2018	92,000	76,820
Petroleos Mexicanos, 8%, 2019 (n)	17,000	16,575

		$347,095

Emerging Market Sovereign - 1.5%
Federative Republic of Brazil, 8%, 2018	$44,000	$48,004
Republic of Argentina, FRN, 1.683%, 2012	44,650	21,221
Republic of Colombia, 7.375%, 2017	133,000	134,596
Republic of Panama, 7.25%, 2015	64,000	65,280
Republic of Philippines, 9.375%, 2017	30,000	34,950
Republic of Uruguay, 8%, 2022	100,000	90,180
United Mexican States, 6.625%, 2015	8,000	8,420

		$402,651

Energy - Independent - 3.0%
Chaparral Energy, Inc., 8.875%, 2017	$55,000	$18,975
Chesapeake Energy Corp., 6.375%, 2015	225,000	189,562
Forest Oil Corp., 8.5%, 2014 (n)	25,000	23,188
Forest Oil Corp., 7.25%, 2019	55,000	43,450
Hilcorp Energy I LP, 7.75%, 2015 (n)	75,000	54,750
Hilcorp Energy I LP, 9%, 2016 (n)	65,000	48,100

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - continued
Mariner Energy, Inc., 8%, 2017	$65,000	$42,900
McMoRan Exploration Co., 11.875%, 2014	20,000	13,800
Newfield Exploration Co., 6.625%, 2014	40,000	36,200
Newfield Exploration Co., 6.625%, 2016	15,000	13,425
Nexen, Inc., 6.4%, 2037	140,000	99,297
OPTI Canada, Inc., 8.25%, 2014	110,000	49,225
Petrohawk Energy Corp., 10.5%, 2014 (n)	25,000	24,875
Plains Exploration & Production Co., 7%, 2017	75,000	59,625
Quicksilver Resources, Inc., 7.125%, 2016	80,000	38,000
SandRidge Energy, Inc., 8%, 2018 (n)	50,000	36,750

		$792,122

Energy - Integrated - 2.0%
ConocoPhillips, 5.75%, 2019	$200,000	$201,326
Hess Corp., 8.125%, 2019	30,000	30,926
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	100,000	71,200
Shell International Finance, 4%, 2014	230,000	233,227

		$536,679

Entertainment - 0.3%
AMC Entertainment, Inc., 11%, 2016	$40,000	$36,400
Marquee Holdings, Inc., 9.505%, 2014	35,000	24,500
Time Warner, Inc., 6.5%, 2036	10,000	8,225

		$69,125

Financial Institutions - 1.0%
General Electric Capital Corp., FRN, 1.3%, 2012	$90,000	$72,467
GMAC LLC, 6.875%, 2011 (z)	35,000	24,872
GMAC LLC, 7%, 2012 (z)	20,000	13,814
GMAC LLC, 6.75%, 2014 (z)	40,000	23,246
GMAC LLC, 8%, 2031 (z)	28,000	13,472
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	200,000	30,175
ORIX Corp., 5.48%, 2011	130,000	88,579

		$266,625

Food & Beverages - 2.7%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$140,000	$139,594
ARAMARK Corp., 8.5%, 2015	30,000	27,600
B&G Foods, Inc., 8%, 2011	45,000	42,075
Conagra Foods, Inc., 7.875%, 2010	94,000	99,230
Dean Foods Co., 7%, 2016	40,000	38,000
Del Monte Corp., 6.75%, 2015	50,000	47,000
General Mills, Inc., 5.65%, 2019	20,000	20,361
Kraft Foods, Inc., 6.125%, 2018	80,000	80,192
Miller Brewing Co., 5.5%, 2013 (n)	150,000	144,473
Tyson Foods, Inc., 7.85%, 2016	70,000	60,305

		$698,830

Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 2017	$19,000	$18,528
CVS Caremark Corp., 6.6%, 2019	20,000	20,158

		$38,686

Forest & Paper Products - 1.0%
Buckeye Technologies, Inc., 8%, 2010	$4,000	$3,820
Buckeye Technologies, Inc., 8.5%, 2013	125,000	109,375
Georgia-Pacific Corp., 7.125%, 2017 (n)	35,000	32,375
Georgia-Pacific Corp., 8%, 2024	25,000	19,875
Graphic Packaging International Corp., 9.5%, 2013	25,000	17,875
Jefferson Smurfit Corp., 8.25%, 2012 (d)	25,000	3,125
Millar Western Forest Products Ltd., 7.75%, 2013	75,000	25,125
Smurfit-Stone Container Corp., 8%, 2017 (d)	13,000	1,560
Stora Enso Oyj, 6.404%, 2016 (n)	100,000	56,000

		$269,130

Gaming & Lodging - 1.0%
Boyd Gaming Corp., 6.75%, 2014	$40,000	$23,200
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (a)(n)	65,000	1,950
Harrah’s Operating Co., Inc., 10.75%, 2016	121,000	22,990
Harrah’s Operating Co., Inc., 10%, 2018 (z)	27,000	8,100
Host Hotels & Resorts, Inc., 7.125%, 2013	30,000	24,225
Host Hotels & Resorts, Inc., 6.75%, 2016	20,000	14,600
MGM Mirage, 8.5%, 2010	15,000	6,150
MGM Mirage, 8.375%, 2011	35,000	3,675
MGM Mirage, 7.5%, 2016	15,000	5,250
Pinnacle Entertainment, Inc., 8.75%, 2013	5,000	4,400
Pinnacle Entertainment, Inc., 7.5%, 2015	90,000	55,800
Scientific Games Corp., 6.25%, 2012	40,000	35,000
Station Casinos, Inc., 6%, 2012 (d)	35,000	8,750
Station Casinos, Inc., 6.5%, 2014 (d)	85,000	4,250
Station Casinos, Inc., 6.875%, 2016 (d)	180,000	9,000
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	145,000	11,600
Wyndham Worldwide Corp., 6%, 2016	40,000	20,382

		$259,322

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Industrial - 0.8%
Baldor Electric Co., 8.625%, 2017		$20,000	$15,850
Blount International, Inc., 8.875%, 2012		35,000	32,987
JohnsonDiversey, Inc., 9.625%, 2012	EUR	20,000	21,258
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$75,000	67,875
Steelcase, Inc., 6.5%, 2011		61,000	60,420

			$198,390

Insurance - 0.5%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$75,332
ING Groep N.V., 5.775% to 2015, FRN to 2049		$210,000	57,750

			$133,082

Insurance - Property & Casualty - 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014		$180,000	$149,702
USI Holdings Corp., 9.75%, 2015 (z)		95,000	42,750

			$192,452

International Market Quasi-Sovereign - 1.2%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	63,000	$53,697
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	123,617
ING Bank N.V., 3.9%, 2014 (z)		150,000	151,008

			$328,322

International Market Sovereign - 18.8%
Commonwealth of Australia, 6.25%, 2014	AUD	104,000	$80,073
Federal Republic of Germany, 5.25%, 2010	EUR	161,000	224,983
Federal Republic of Germany, 3.75%, 2015	EUR	196,000	278,775
Federal Republic of Germany, 4.25%, 2018	EUR	128,000	188,344
Federal Republic of Germany, 6.25%, 2030	EUR	98,000	168,861
Government of Canada, 4.5%, 2015	CAD	105,000	95,463
Government of Canada, 5.75%, 2033	CAD	28,000	29,726
Government of Japan, 1.5%, 2012	JPY	14,000,000	145,585
Government of Japan, 1.3%, 2014	JPY	31,000,000	320,621
Government of Japan, 1.7%, 2017	JPY	44,000,000	465,326
Government of Japan, 2.2%, 2027	JPY	14,000,000	147,619
Government of Japan, 2.4%, 2037	JPY	15,000,000	162,188
Kingdom of Belgium, 5.5%, 2017	EUR	86,000	128,062
Kingdom of Denmark, 4%, 2015	DKK	247,000	45,984
Kingdom of Netherlands, 3.75%, 2014	EUR	117,000	162,441
Kingdom of Spain, 5.35%, 2011	EUR	364,000	522,846
Kingdom of Sweden, 4.5%, 2015	SEK	415,000	56,323
Republic of Austria, 4.65%, 2018	EUR	119,000	166,744
Republic of France, 4.75%, 2012	EUR	95,000	136,838
Republic of France, 6%, 2025	EUR	78,000	127,604
Republic of France, 4.75%, 2035	EUR	132,000	190,706
Republic of Ireland, 4.6%, 2016	EUR	125,000	162,073
Republic of Italy, 4.75%, 2013	EUR	199,000	281,669
Republic of Italy, 5.25%, 2017	EUR	193,000	281,516
United Kingdom Treasury, 8%, 2015	GBP	101,000	192,733
United Kingdom Treasury, 8%, 2021	GBP	49,000	102,748
United Kingdom Treasury, 4.25%, 2036	GBP	61,000	88,143

			$4,953,994

Machinery & Tools - 0.6%
Atlas Copco AB, 5.6%, 2017 (n)		$135,000	$121,967
Case New Holland, Inc., 7.125%, 2014		50,000	36,750

			$158,717

Major Banks - 1.1%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$240,000	$52,798
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		26,000	10,671
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	51,142
Goldman Sachs Group, Inc., 7.5%, 2019		36,000	35,921
Merrill Lynch & Co., Inc., 6.4%, 2017		30,000	21,522
Natixis S.A., 10% to 2018, FRN to 2049 (n)		130,000	26,488
Royal Bank of Scotland Group PLC, 9.118%, 2049		93,000	45,570
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		125,000	35,193

			$279,305

Medical & Health Technology & Services - 3.5%
Biomet, Inc., 10%, 2017		$25,000	$24,750
Biomet, Inc., 11.625%, 2017		55,000	48,538
Cardinal Health, Inc., 5.8%, 2016		94,000	86,340
Community Health Systems, Inc., 8.875%, 2015		95,000	89,775
Cooper Cos., Inc., 7.125%, 2015		35,000	31,588
DaVita, Inc., 6.625%, 2013		18,000	17,460
DaVita, Inc., 7.25%, 2015		78,000	74,978
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (z)		20,000	20,800
HCA, Inc., 6.375%, 2015		120,000	78,600
HCA, Inc., 9.25%, 2016		135,000	122,850
Hospira, Inc., 5.55%, 2012		50,000	50,632
Hospira, Inc., 6.05%, 2017		40,000	35,700
McKesson Corp., 5.7%, 2017		40,000	37,854
Owens & Minor, Inc., 6.35%, 2016		70,000	62,952
Psychiatric Solutions, Inc., 7.75%, 2015		25,000	22,563
U.S. Oncology, Inc., 10.75%, 2014		55,000	50,600
Universal Hospital Services, Inc., 8.5%, 2015 (p)		35,000	31,150
Universal Hospital Services, Inc., FRN, 5.942%, 2015		10,000	7,250

4

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
VWR Funding, Inc., 10.25%, 2015 (p)	$35,000	$23,800

		$918,180

Medical Equipment - 0.6%
Pfizer, Inc., 6.2%, 2019	$160,000	$170,515

Metals & Mining - 1.4%
Arch Western Finance LLC, 6.75%, 2013	$55,000	$50,325
BHP Billiton Finance Ltd., 6.5%, 2019	30,000	30,394
FMG Finance Ltd., 10.625%, 2016 (n)	85,000	71,400
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	55,000	51,425
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015	35,000	28,788
Peabody Energy Corp., 7.375%, 2016	20,000	19,800
Peabody Energy Corp., “B”, 6.875%, 2013	90,000	87,750
Rio Tinto Finance USA Ltd., 5.875%, 2013	30,000	26,901

		$366,783

Mortgage Backed - 3.4%
Fannie Mae, 6%, 2017	$105,772	$111,367
Fannie Mae, 5.5%, 2020 - 2035	754,369	788,079

		$899,446

Natural Gas - Distribution - 0.4%
AmeriGas Partners LP, 7.125%, 2016	$65,000	$61,100
Inergy LP, 6.875%, 2014	45,000	41,625

		$102,725

Natural Gas - Pipeline - 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$45,000	$25,650
CenterPoint Energy, Inc., 7.875%, 2013	142,000	145,384
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	75,000	71,892
El Paso Corp., 8.25%, 2016	35,000	32,725
El Paso Corp., 7.25%, 2018	40,000	34,000
Kinder Morgan Energy Partners LP, 6%, 2017	90,000	84,526
Kinder Morgan Finance Corp., 5.35%, 2011	169,000	161,395
Spectra Energy Capital LLC, 8%, 2019	66,000	66,370
Williams Partners LP, 7.25%, 2017	40,000	34,000

		$655,942

Network & Telecom - 2.8%
AT&T, Inc., 5.8%, 2019	$70,000	$68,525
Cincinnati Bell, Inc., 8.375%, 2014	55,000	51,700
Citizens Communications Co., 9.25%, 2011	93,000	94,395
Deutsche Telekom International Finance B.V., 8.5%, 2010	58,000	60,586
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	55,000	51,425
Qwest Communications International, Inc., 7.25%, 2011	30,000	28,650
Qwest Corp., 8.875%, 2012	35,000	34,561
Qwest Corp., 7.5%, 2014	65,000	59,150
Telecom Italia Capital, 4.875%, 2010	26,000	25,440
Telefonica Europe B.V., 7.75%, 2010	120,000	125,311
Verizon Communications, Inc., 8.75%, 2018	80,000	91,534
Windstream Corp., 8.625%, 2016	40,000	39,300

		$730,577

Oil Services - 0.4%
Smith International, Inc., 9.75%, 2019	$100,000	$104,457

Oils - 0.5%
Premcor Refining Group, Inc., 7.5%, 2015	$140,000	$135,959

Other Banks & Diversified Financials - 1.7%
American Express Centurion Bank, 5.2%, 2010	$250,000	$239,815
Bosphorus Financial Services Ltd., FRN, 3.034%, 2012 (z)	75,000	64,531
Swedbank AB, 9% to 2010, FRN to 2049 (n)	120,000	39,600
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	32,775
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	72,021

		$448,742

Pharmaceuticals - 0.9%
Roche Holdings, Inc., 6%, 2019 (n)	$200,000	$205,852
Teva Pharmaceutical Finance LLC, 5.55%, 2016	39,000	40,600

		$246,452

Pollution Control - 0.2%
Allied Waste North America, Inc., 7.125%, 2016	$45,000	$41,963

Printing & Publishing - 0.4%
American Media Operations, Inc., 9%, 2013 (p)(z)	$2,858	$1,388
American Media Operations, Inc., 14%, 2013 (p)(z)	29,477	14,053
Dex Media West LLC, 9.875%, 2013	102,000	20,400
Idearc, Inc., 8%, 2016 (d)	45,000	1,181
Nielsen Finance LLC, 10%, 2014	55,000	47,300
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	66,000	27,390

5

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Printing & Publishing - continued
Quebecor World, Inc., 6.125%, 2013 (d)	$35,000	$612
Tribune Co., 5.25%, 2015 (d)	35,000	1,313

		$113,637

Railroad & Shipping - 0.2%
Panama Canal Railway Co., 7%, 2026 (n)	$100,000	$52,000

Real Estate - 0.6%
Simon Property Group, Inc., REIT, 6.1%, 2016	$190,000	$150,433

Retailers - 0.8%
Couche-Tard, Inc., 7.5%, 2013	$65,000	$63,862
Limited Brands, Inc., 5.25%, 2014	68,000	47,713
Macy’s Retail Holdings, Inc., 7.875%, 2015	120,000	88,567
Rite Aid Corp., 7.5%, 2017	25,000	12,875

		$213,017

Specialty Stores - 0.2%
Payless ShoeSource, Inc., 8.25%, 2013	$50,000	$39,500

Supermarkets - 0.6%
Delhaize Group, 5.875%, 2014	$90,000	$89,973
Safeway, Inc., 4.95%, 2010	54,000	55,018

		$144,991

Supranational - 0.5%
Central American Bank, 4.875%, 2012 (n)	$140,000	$134,011

Telecommunications - Wireless - 1.9%
Alltel Corp., 7%, 2012	$43,000	$44,787
Crown Castle International Corp., 9%, 2015	20,000	20,050
MetroPCS Wireless, Inc., 9.25%, 2014	60,000	58,200
Nextel Communications, Inc., 6.875%, 2013	15,000	8,550
Rogers Cable, Inc., 5.5%, 2014	79,000	77,235
Sprint Nextel Corp., 8.375%, 2012	75,000	67,500
Sprint Nextel Corp., 8.75%, 2032	20,000	13,400
Sprint Nextel Corp., FRN, 1.631%, 2010	10,000	9,254
Vodafone Group PLC, 5.375%, 2015	140,000	139,222
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	75,000	74,250

		$512,448

Tobacco - 1.0%
Altria Group, Inc., 9.25%, 2019	$130,000	$138,995
Reynolds American, Inc., 6.75%, 2017	135,000	115,249

		$254,244

Transportation - 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$116,782	$85,251

Transportation - Services - 0.1%
Hertz Corp., 8.875%, 2014	$55,000	$33,344

U.S. Government Agencies and Equivalents - 3.0%
Citigroup, Inc., 2.875%, 2011 (m)	$80,000	$82,280
Small Business Administration, 6.35%, 2021	78,604	84,885
Small Business Administration, 4.34%, 2024	128,663	133,867
Small Business Administration, 4.99%, 2024	148,991	157,431
Small Business Administration, 4.86%, 2025	173,055	183,387
Small Business Administration, 4.625%, 2025	69,508	72,914
Small Business Administration, 5.11%, 2025	64,693	68,296

		$783,060

U.S. Treasury Obligations - 1.5%
U.S. Treasury Bonds, 5.375%, 2031 (f)	$51,000	$64,300
U.S. Treasury Bonds, 4.5%, 2036	17,000	19,587
U.S. Treasury Notes, 4.75%, 2012	150,000	165,586
U.S. Treasury Notes, 2.625%, 2016	40,000	41,022
U.S. Treasury Notes, 4.625%, 2017	100,000	116,188

		$406,683

Utilities - Electric Power - 3.7%
AES Corp., 8%, 2017	$65,000	$55,738
Beaver Valley Funding Corp., 9%, 2017	157,000	155,622
Consumers Energy Co., 6.7%, 2019	20,000	20,704
Dynegy Holdings, Inc., 7.5%, 2015	50,000	34,125
Edison Mission Energy, 7%, 2017	115,000	83,950
FirstEnergy Corp., 6.45%, 2011	94,000	94,085
HQI Transelec Chile S.A., 7.875%, 2011	130,000	131,901
Mirant North America LLC, 7.375%, 2013	45,000	40,725
NRG Energy, Inc., 7.375%, 2016	195,000	181,350
Progress Energy, Inc., 6.05%, 2014	80,000	80,581
Reliant Energy, Inc., 7.875%, 2017	17,000	13,430
Texas Competitive Electric Holdings, LLC, 10.25%, 2015	185,000	92,500

		$984,711

Total Bonds		$23,226,244

6

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) - 2.4%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.45%, 2014	$3,861	$1,733
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.75%, 2014	86,971	39,040

		$40,773

Automotive - 0.6%
Accuride Corp., Term Loan B, 8%, 2012	$5,802	$3,249
Allison Transmission, Inc., Term Loan B, 3.29%, 2014	71,291	47,032
Federal-Mogul Corp., Term Loan B, 2.44%, 2014	53,822	25,892
Ford Motor Co., Term Loan B, 3.56%, 2013	27,880	13,282
General Motors, Term Loan B, 8%, 2013	65,414	27,065
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.28%, 2014	79,598	55,246

		$171,766

Broadcasting - 0.1%
Gray Television, Inc., Term Loan, 2.54%, 2014 (o)	$22,098	$8,986
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	37,306	12,560
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	19,894	6,698

		$28,244

Building - 0.0%
Building Materials Holding Corp., Term Loan, 3.87%, 2014	$6,651	$4,642

Business Services - 0.2%
First Data Corp., Term Loan B-1, 3.27%, 2014	$69,407	$46,650

Cable TV - 0.3%
Charter Communications Operating LLC, Term Loan, 3.21%, 2014 (o)	$28,992	$23,641
CSC Holdings, Inc., Incremental Term Loan, 2.3%, 2013	53,113	47,979

		$71,620

Electronics - 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.24%, 2013	$18,697	$7,584

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$19,185	$13,877

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.81%, 2014	$47,816	$2,929

Industrial - 0.0%
Oshkosh Truck Corp., Term Loan B, 2013 (o)	$6,319	$4,698

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan, 2.76%, 2014	$311	$269
Community Health Systems, Inc., Term Loan B, 3.44%, 2014	6,104	5,265
HCA, Inc., Term Loan B, 3.47%, 2013	22,549	19,155

		$24,689

Printing & Publishing - 0.2%
Nielsen Finance LLC, Term Loan B, 2.53%, 2013	$32,807	$25,480
Tribune Co., Incremental Term Loan, 5.25%, 2014 (d)	82,134	17,813

		$43,293

Specialty Chemicals - 0.1%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$7,379	$7,291
LyondellBasell, Term Loan B-2, 7%, 2014 (o)	37,595	8,428
LyondellBasell, Term Loan B-3, 7%, 2014	7,375	3,896

		$19,615

Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 2.75%, 2013 (o)	$26,429	$14,586

Utilities - Electric Power - 0.5%
Calpine Corp., DIP Term Loan, 4.09%, 2014	$57,830	$44,023
NRG Energy, Inc., Letter of Credit, 1.12%, 2013	13,064	11,708
NRG Energy, Inc., Term Loan, 2.72%, 2013	24,517	21,973
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 3, 4.03%, 2014	94,308	61,856

		$139,560

Total Floating Rate Loans		$634,526

COMMON STOCKS - 0.0%
Printing & Publishing - 0.0%
American Media, Inc.	559	$1,197

PREFERRED STOCKS - 0.0%
Automotive - 0.0%
Preferred Blocker, Inc., 7% (z)	$18	$3,584

MONEY MARKET FUNDS (v) - 7.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	1,952,965	$1,952,965

Total Investments		$25,818,516

OTHER ASSETS, LESS LIABILITIES - 2.1%		564,559

NET ASSETS - 100.0%		$26,383,075

7

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Series

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,391,429, representing 9.1% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045	9/21/04	$87,841	$6,000
American Media Operations, Inc., 9%, 2013	1/29/09	1,715	1,388
American Media Operations, Inc., 14%, 2013	1/29/09	14,965	14,053
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040	3/01/06	250,000	110,000
Bonten Media Acquisition Co., 9%, 2015	5/31/07	20,050	2,764
Bosphorus Financial Services Ltd., FRN, 3.034%, 2012	3/08/05	75,000	64,531
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	104,711	101,064
CSC Holdings, Inc., 8.5%, 2014	1/08/09	8,923	9,850
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	182,174	160,238
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	232,092	132,500
Falcon Franchise Loan LLC, FRN, 3.71%, 2025	1/29/03	54,462	34,027
Fresenius Medical Care AG & Co. KGaA, 9%, 2015	1/15/09 - 1/16/09	19,736	20,800
GMAC LLC, 6.875%, 2011	12/26/08	29,171	24,872
GMAC LLC, 7%, 2012	1/23/09	14,339	13,814
GMAC LLC, 6.75%, 2014	2/09/09	26,401	23,246
GMAC LLC, 8%, 2031	12/26/08	16,662	13,472
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	31,198	8,100
ING Bank N.V., 3.9%, 2014	3/12/09	149,711	151,008
LBI Media, Inc., 8.5%, 2017	7/18/07	39,340	10,800
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 12/11/07	62,777	4,550
Morgan Stanley Capital I, Inc., FRN, 0%, 2039	7/20/04	40,766	27,354
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	13,860	3,584
Prudential Securities Secured Financing Corp., FRN, 7.188%, 2013	12/06/04	189,843	140,915
Salomon Brothers Mortgage Securities, Inc., FRN, 6.987%, 2032	1/07/05	257,552	209,190
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	96,856	42,750
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	75,188	74,250

Total Restricted Securities			$1,405,120
% of Net Assets			5.3%

8

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Series

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,952,965	$23,864,354	$1,197	$25,818,516
Other Financial Instruments	$31,948	$155,170	$—	$187,118

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	1	—
Net purchases (sales)	1,196	—
Transfers in and/or out of Level 3	—	—
Balance as of 3/31/09	$1,197	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$31,325,848

Gross unrealized appreciation	$409,993
Gross unrealized depreciation	(5,917,325)

Net unrealized appreciation (depreciation)	$(5,507,332)

The aggregate cost above includes prior fiscal year end tax adjustments.

10

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/09 - continued

(3) Derivative Contracts at 3/31/09

Forward Foreign Currency Exchange Contracts at 3/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	JPY	78,542,376	5/18/09	$864,053	$793,976	$70,077
Depreciation
SELL	AUD	107,348	5/05/09	$68,615	$74,462	$(5,847)
SELL	CAD	213,713	5/19/09	169,401	169,561	(160)
SELL	DKK	253,619	5/05/09	42,728	45,198	(2,470)
BUY	EUR	48,599	5/20/09	66,282	64,568	(1,714)
SELL	EUR	1,422,744	5/20/09	1,832,330	1,890,241	(57,911)
SELL	GBP	238,372	5/18/09	339,789	342,072	(2,283)
BUY	JPY	80,335,634	5/19/09	876,835	812,118	(64,717)
SELL	SEK	429,664	4/30/09	48,220	52,264	(4,044)

						$(139,146)

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	17	$2,019,016	Jun-09	$31,948

Swap Agreements at 3/31/09

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
9/20/10	USD	120,000		Merrill Lynch International	(1)	0.68%(fixed rate)	$9,936
6/20/13	USD	768,000	(a)	Morgan Stanley Capital Services, Inc.	(2)	5.0% (fixed rate)	212,576
12/20/13	USD	70,000		JPMorgan Chase Bank	(3)	0.78% (fixed rate)	1,345
3/20/14	USD	60,000		Morgan Stanley Capital Services, Inc.	(4)	1.75% (fixed rate)	382

							$224,239

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the CDX. NA. HY. 10 Index.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronic, Inc., 6.875%, 6/01/18.

(4)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.

(a)	Net unamortized premiums paid by the fund amounted to $43,501.

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

11

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	4,191,402	(2,238,437)	1,952,965

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,715	$1,952,965

12

MFS INVESTMENT MANAGEMENT

MFS® Total Return Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 58.7%
Aerospace - 4.0%
Lockheed Martin Corp.	676,953	$46,730,062
Northrop Grumman Corp.	575,087	25,096,797
United Technologies Corp.	541,830	23,287,853

		$95,114,712

Alcoholic Beverages - 0.8%
Diageo PLC	1,152,322	$13,004,063
Heineken N.V.	111,760	3,177,565
Molson Coors Brewing Co.	81,230	2,784,564

		$18,966,192

Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	371,070	$17,399,472

Automotive - 0.2%
Johnson Controls, Inc.	427,540	$5,130,480

Biotechnology - 0.3%
Genzyme Corp. (a)	114,350	$6,791,247

Broadcasting - 1.3%
Omnicom Group, Inc.	580,470	$13,582,998
Walt Disney Co.	706,690	12,833,490
WPP Group PLC	701,405	3,952,679

		$30,369,167

Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	195,630	$3,032,265
CME Group, Inc.	6,060	1,493,123
Franklin Resources, Inc.	105,170	5,665,508
Invesco Ltd.	249,470	3,457,654

		$13,648,550

Business Services - 1.4%
Accenture Ltd., “A”	526,460	$14,472,385
Automatic Data Processing, Inc.	163,660	5,754,286
Dun & Bradstreet Corp.	30,830	2,373,910
Visa, Inc., “A”	84,810	4,715,436
Western Union Co.	410,620	5,161,493

		$32,477,510

Cable TV - 0.1%
Time Warner Cable, Inc.	106,274	$2,635,595

Chemicals - 1.5%
3M Co.	291,770	$14,506,804
PPG Industries, Inc.	557,040	20,554,776

		$35,061,580

Computer Software - 1.0%
Oracle Corp. (a)	1,347,922	$24,356,951

Computer Software - Systems - 1.8%
Hewlett-Packard Co.	581,251	$18,634,907
International Business Machines Corp.	238,510	23,109,234

		$41,744,141

Construction - 0.3%
Sherwin-Williams Co.	127,860	$6,644,884

Consumer Goods & Services - 0.9%
Clorox Co.	130,650	$6,725,862
Colgate-Palmolive Co.	57,170	3,371,887
Mead Johnson Nutrition Co., “A” (a)	69,130	1,995,783
Procter & Gamble Co.	212,621	10,012,323

		$22,105,855

Electrical Equipment - 1.2%
Danaher Corp.	241,920	$13,116,902
General Electric Co.	168,737	1,705,931
Rockwell Automation, Inc.	76,350	1,667,484
W.W. Grainger, Inc.	178,470	12,525,025

		$29,015,342

Electronics - 1.3%
Agilent Technologies, Inc. (a)	336,150	$5,166,626
Intel Corp.	1,609,280	24,219,664

		$29,386,290

Energy - Independent - 2.5%
Anadarko Petroleum Corp.	196,380	$7,637,218
Apache Corp.	368,450	23,613,961
Devon Energy Corp.	239,290	10,693,870
EOG Resources, Inc.	104,730	5,735,015
Noble Energy, Inc.	65,630	3,536,144
Occidental Petroleum Corp.	93,110	5,181,572
Ultra Petroleum Corp. (a)	54,230	1,946,315

		$58,344,095

Energy - Integrated - 5.8%
Chevron Corp.	389,392	$26,182,718
ConocoPhillips	105,910	4,147,436
Exxon Mobil Corp.	728,342	49,600,090
Hess Corp.	229,240	12,424,808
Marathon Oil Corp.	329,790	8,670,179
TOTAL S.A., ADR	719,350	35,291,311

		$136,316,542

Food & Beverages - 2.9%
Coca-Cola Co.	63,940	$2,810,163
General Mills, Inc.	100,380	5,006,954
Groupe Danone	77,583	3,778,794
J.M. Smucker Co.	149,002	5,553,305
Kellogg Co.	179,627	6,579,737
Nestle S.A.	707,446	23,915,068
PepsiCo, Inc.	405,950	20,898,306

		$68,542,327

Food & Drug Stores - 1.7%
CVS Caremark Corp.	763,480	$20,988,065
Kroger Co.	546,250	11,591,425
Walgreen Co.	315,440	8,188,822

		$40,768,312

Gaming & Lodging - 0.1%
Royal Caribbean Cruises Ltd.	321,990	$2,579,140

General Merchandise - 0.9%
Macy’s, Inc.	1,205,110	$10,725,479
Target Corp.	114,430	3,935,248
Wal-Mart Stores, Inc.	123,250	6,421,325

		$21,082,052

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Health Maintenance Organizations - 0.5%
UnitedHealth Group, Inc.	179,522	$3,757,395
WellPoint, Inc. (a)	180,350	6,847,890

		$10,605,285

Insurance - 3.0%
Allstate Corp.	878,260	$16,818,679
Aon Corp.	108,140	4,414,275
Chubb Corp.	124,250	5,258,260
MetLife, Inc.	1,238,050	28,190,399
Prudential Financial, Inc.	106,530	2,026,201
Travelers Cos., Inc.	341,910	13,895,222

		$70,603,036

Internet - 0.1%
Google, Inc., “A” (a)	3,670	$1,277,380

Leisure & Toys - 0.2%
Hasbro, Inc.	204,160	$5,118,291

Machinery & Tools - 0.4%
Eaton Corp.	240,460	$8,863,356

Major Banks - 6.1%
Bank of America Corp.	525,210	$3,581,932
Bank of New York Mellon Corp.	1,276,312	36,055,814
Goldman Sachs Group, Inc.	282,450	29,945,349
JPMorgan Chase & Co.	1,401,314	37,246,926
PNC Financial Services Group, Inc.	322,500	9,446,025
State Street Corp.	601,600	18,517,248
Wells Fargo & Co.	612,020	8,715,165

		$143,508,459

Medical Equipment - 0.8%
DENTSPLY International, Inc.	67,410	$1,809,959
Medtronic, Inc.	152,180	4,484,745
Waters Corp. (a)	197,780	7,307,971
Zimmer Holdings, Inc. (a)	119,050	4,345,325

		$17,948,000

Natural Gas - Distribution - 0.3%
Sempra Energy	161,340	$7,460,362

Natural Gas - Pipeline - 0.1%
Williams Cos., Inc.	289,648	$3,296,194

Network & Telecom - 0.3%
Cisco Systems, Inc. (a)	148,510	$2,490,513
Nokia Corp., ADR	289,050	3,373,214

		$5,863,727

Oil Services - 0.4%
Halliburton Co.	114,110	$1,765,282
National Oilwell Varco, Inc. (a)	149,270	4,285,542
Noble Corp.	94,266	2,270,868

		$8,321,692

Pharmaceuticals - 4.8%
Abbott Laboratories	187,040	$8,921,808
GlaxoSmithKline PLC	222,860	3,477,506
Johnson & Johnson	506,010	26,616,126
Merck & Co., Inc.	961,650	25,724,138
Merck KGaA	51,400	4,545,385
Pfizer, Inc.	505,930	6,890,767
Roche Holding AG	21,750	2,984,582
Wyeth	796,540	34,283,082

		$113,443,394

Railroad & Shipping - 0.0%
Burlington Northern Santa Fe Corp.	16,674	$1,002,941

Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc.	230,360	$12,957,750

Specialty Stores - 0.5%
Home Depot, Inc.	142,200	$3,350,232
Staples, Inc.	503,680	9,121,645

		$12,471,877

Telecommunications - Wireless - 0.7%
Rogers Communications, Inc., “B”	278,800	$6,423,810
Vodafone Group PLC	5,119,940	9,017,639

		$15,441,449

Telephone Services - 2.3%
AT&T, Inc.	1,949,404	$49,124,981
Embarq Corp.	101,761	3,851,654
Verizon Communications, Inc.	22,255	672,101

		$53,648,736

Tobacco - 2.3%
Altria Group, Inc.	183,253	$2,935,713
Lorillard, Inc.	167,430	10,337,128
Philip Morris International, Inc.	1,160,550	41,292,369

		$54,565,210

Trucking - 0.2%
United Parcel Service, Inc., “B”	96,290	$4,739,394

Utilities - Electric Power - 3.8%
Allegheny Energy, Inc.	169,190	$3,920,132
American Electric Power Co., Inc.	182,500	4,609,950
CMS Energy Corp.	164,660	1,949,574
Dominion Resources, Inc.	327,980	10,164,100
Entergy Corp.	73,510	5,005,296
FPL Group, Inc.	381,078	19,332,087
Northeast Utilities	65,100	1,405,509
NRG Energy, Inc. (a)	330,770	5,821,552
PG&E Corp.	215,320	8,229,530
PPL Corp.	408,890	11,739,232
Progress Energy, Inc.	101,850	3,693,081
Public Service Enterprise Group, Inc.	472,640	13,928,701

		$89,798,744

Total Common Stocks		$1,379,415,713

BONDS - 39.7%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,114,668

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset Backed & Securitized - 2.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040 (z)	$3,009,000	$1,323,960
Chase Commercial Mortgage Securities Corp., 7.543%, 2009	1,996	1,993
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049	5,000,000	3,434,856
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,600,000	2,395,268
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	21,200	19,859
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	556,570	523,145
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,911,000	762,218
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	2,460,763	1,034,835
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	3,818,128	2,493,971
GE Commercial Mortgage Corp., FRN, 5.334%, 2044	2,078,000	1,006,348
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,232,000	862,637
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	2,343,545
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,611,478	1,552,275
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	2,550,000	2,180,465
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	1,301,506
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,506,000	1,145,524
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	1,232,107
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.23%, 2041	2,550,000	2,091,058
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,303,000	3,117,099
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045	4,303,000	3,246,207
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	2,755,995	2,124,984
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	1,967,000	283,091
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.472%, 2039	1,764,000	863,598
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	3,818,128	2,409,507
Morgan Stanley Capital I, Inc., FRN, 0.5%, 2030 (i)(n)	4,953,053	106,588
Multi-Family Capital Access One, Inc., 6.65%, 2024	370,922	370,481
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	1,170,000	837,172
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	2,164,000	612,353
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,275,286	1,861,187
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,796,325	1,412,629
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	3,430,000	1,694,664
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	2,588,095	2,123,831
Wachovia Bank Commercial Mortgage Trust, FRN, 5.956%, 2045	2,793,000	1,227,461
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	1,291,043	619,957

		$48,616,379

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$1,651,000	$1,589,266
Hearst-Argyle Television, Inc., 7.5%, 2027	1,871,000	1,467,266
News America, Inc., 8.5%, 2025	1,586,000	1,459,853

		$4,516,385

Brokerage & Asset Managers - 0.0%
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	$3,337,000	$334

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$2,824,000	$2,523,097

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$1,949,000	$1,772,405
Time Warner Entertainment Co. LP, 8.375%, 2033	2,421,000	2,290,307

		$4,062,712

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$2,140,000	$2,152,112

Consumer Goods & Services - 0.3%
Fortune Brands, Inc., 5.125%, 2011	$2,519,000	$2,472,222
Western Union Co., 5.4%, 2011	3,514,000	3,583,120

		$6,055,342

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$2,440,000	$2,380,110

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$2,931,000	$2,217,935

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019 (n)	$1,753,000	$1,709,175

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - continued
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$2,715,000	$2,562,607

		$4,271,782

Energy - Independent - 0.2%
Anadarko Petroleum Corp., 6.45%, 2036	$3,000,000	$2,096,895
Nexen, Inc., 5.875%, 2035	716,000	473,721
Ocean Energy, Inc., 7.25%, 2011	2,067,000	2,185,669

		$4,756,285

Energy - Integrated - 0.4%
ConocoPhillips, 6.5%, 2039	$2,020,000	$1,970,462
Hess Corp., 8.125%, 2019	700,000	721,609
Petro-Canada, 6.05%, 2018	3,647,000	3,136,103
Shell International Finance, 4%, 2014	3,880,000	3,934,440

		$9,762,614

Financial Institutions - 0.3%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$1,890,389
HSBC Finance Corp., 5.25%, 2011	2,367,000	2,029,101
ORIX Corp., 5.48%, 2011	3,707,000	2,525,872

		$6,445,362

Food & Beverages - 0.5%
Diageo Finance B.V., 5.5%, 2013	$2,745,000	$2,837,227
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	920,000	909,852
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,158,000	1,092,933
General Mills, Inc., 5.65%, 2019	550,000	559,930
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	5,550,662

		$10,950,604

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,091,991

Gaming & Lodging - 0.0%
Wyndham Worldwide Corp., 6%, 2016	$1,997,000	$1,017,551

Insurance - 0.1%
American International Group, Inc., 8.25%, 2018 (z)	$1,570,000	$671,797
ING Groep N.V., 5.775% to 2015, FRN to 2049	2,021,000	555,775
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,200,000	1,095,949

		$2,323,521

Insurance - Property & Casualty - 0.4%
Allstate Corp., 6.125%, 2032	$1,017,000	$776,268
Allstate Corp., 5.55%, 2035	2,417,000	1,671,179
Chubb Corp., 6.375% to 2017, FRN to 2067	4,156,000	2,372,286
Fund American Cos., Inc., 5.875%, 2013	2,164,000	1,661,383
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	833,000	329,835
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	3,930,000	1,611,300

		$8,422,251

International Market Quasi-Sovereign - 0.3%
Hydro-Quebec, 6.3%, 2011	$3,955,000	$4,252,147
ING Bank N.V., 3.9%, 2014 (z)	2,900,000	2,919,488

		$7,171,635

International Market Sovereign - 0.2%
Province of Ontario, 5%, 2011	$4,126,000	$4,377,603

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$2,816,091

Major Banks - 1.1%
Bank of America Corp., 5.49%, 2019	$1,260,000	$744,597
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	532,900
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	1,261,000	1,070,328
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,087,632
Goldman Sachs Group, Inc., 7.5%, 2019	1,328,000	1,325,096
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,084,681
Merrill Lynch & Co., Inc., 6.11%, 2037	2,391,000	1,188,356
Morgan Stanley, 5.75%, 2016	2,536,000	2,308,645
Morgan Stanley, 6.625%, 2018	1,980,000	1,887,944
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	2,147,000	1,438,490
Natixis S.A., 10% to 2018, FRN to 2049 (n)	3,841,000	782,619
PNC Funding Corp., 5.625%, 2017	2,078,000	1,913,289
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	750,000	330,000
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,719,000	483,981
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	2,112,109
Wachovia Corp., 5.25%, 2014	7,433,000	6,171,687

		$26,462,354

Medical & Health Technology & Services - 0.2%
Cardinal Health, Inc., 5.8%, 2016	$1,498,000	$1,375,931
HCA, Inc., 8.75%, 2010	174,000	173,130
Hospira, Inc., 5.55%, 2012	1,068,000	1,081,492
Hospira, Inc., 6.05%, 2017	1,927,000	1,719,826

		$4,350,379

Medical Equipment - 0.1%
Pfizer, Inc., 6.2%, 2019	$1,966,000	$2,095,202
Pfizer, Inc., 7.2%, 2039	1,240,000	1,329,793

		$3,424,995

4

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018	$3,666,000	$2,652,171

Mortgage Backed - 16.5%
Fannie Mae, 6.253%, 2011	$346,804	$367,622
Fannie Mae, 6.33%, 2011	321,898	340,002
Fannie Mae, 4.79%, 2012	1,621,455	1,690,212
Fannie Mae, 4.01%, 2013	239,820	244,505
Fannie Mae, 4.02%, 2013	1,084,826	1,108,049
Fannie Mae, 4.751%, 2013	155,871	162,513
Fannie Mae, 4.845%, 2013	425,000	445,387
Fannie Mae, 5.37%, 2013 - 2018	2,540,889	2,665,907
Fannie Mae, 4.589%, 2014	1,319,673	1,369,870
Fannie Mae, 4.84%, 2014	1,811,844	1,901,144
Fannie Mae, 4.872%, 2014	957,680	1,001,653
Fannie Mae, 4.94%, 2015	379,000	392,295
Fannie Mae, 5.19%, 2015	431,175	460,501
Fannie Mae, 5.27%, 2016	1,125,000	1,205,947
Fannie Mae, 5.45%, 2017	813,512	880,004
Fannie Mae, 5.5%, 2017 - 2038	102,589,647	106,900,293
Fannie Mae, 6%, 2017 - 2037	51,902,913	54,432,428
Fannie Mae, 4.5%, 2018 - 2035	15,230,073	15,689,194
Fannie Mae, 5%, 2018 - 2036	39,633,645	41,098,136
Fannie Mae, 4.88%, 2020	1,160,409	1,217,936
Fannie Mae, 7.5%, 2030 - 2032	370,822	401,334
Fannie Mae, 6.5%, 2031 - 2037	16,624,582	17,583,528
Freddie Mac, 6%, 2016 - 2037	31,856,900	33,406,776
Freddie Mac, 5%, 2017 - 2035	31,540,542	32,700,215
Freddie Mac, 4.5%, 2018 - 2035	9,985,235	10,316,058
Freddie Mac, 5.5%, 2019 - 2037	18,941,615	19,729,707
Freddie Mac, 6.5%, 2034 - 2038	10,460,095	11,062,819
Ginnie Mae, 6%, 2032 - 2038	10,614,719	11,121,931
Ginnie Mae, 4.5%, 2033 - 2034	2,210,670	2,267,588
Ginnie Mae, 5.5%, 2033 - 2035	12,241,487	12,789,847
Ginnie Mae, 5%, 2034	2,739,996	2,851,879

		$387,805,280

Municipals - 0.2%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$1,425,000	$1,442,727
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2033	2,660,000	2,745,014
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	1,595,000	1,709,138

		$5,896,879

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$2,119,000	$2,169,498
Enterprise Products Operating LLC, 6.5%, 2019	1,953,000	1,794,502
Kinder Morgan Energy Partners LP, 6.75%, 2011	3,906,000	3,983,136
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	195,401
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	936,175
Spectra Energy Capital LLC, 8%, 2019	1,694,000	1,703,490

		$10,782,202

Network & Telecom - 0.6%
AT&T, Inc., 6.55%, 2039	$2,940,000	$2,666,527
BellSouth Corp., 6.55%, 2034	2,642,000	2,451,887
Telecom Italia Capital, 5.25%, 2013	2,176,000	1,954,126
Telefonica Europe B.V., 7.75%, 2010	882,000	921,039
Verizon New York, Inc., 6.875%, 2012	5,030,000	5,152,018

		$13,145,597

Oils - 0.2%
Valero Energy Corp., 6.875%, 2012	$4,222,000	$4,261,062

Other Banks & Diversified Financials - 0.7%
American Express Co., 5.5%, 2016	$4,690,000	$3,848,333
Capital One Financial Corp., 6.15%, 2016	2,872,000	1,817,985
Citigroup, Inc., 5%, 2014	2,679,000	1,775,912
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	862,000	349,110
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,738,000	1,294,085
UFJ Finance Aruba AEC, 6.75%, 2013	2,807,000	2,888,035
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	4,966,000	3,508,876

		$15,482,336

Pharmaceuticals - 0.4%
Allergan, Inc., 5.75%, 2016	$4,097,000	$4,004,662
GlaxoSmithKline Capital, Inc., 4.85%, 2013	1,198,000	1,246,398
Roche Holdings, Inc., 6%, 2019 (n)	2,000,000	2,058,522
Roche Holdings, Inc., 7%, 2039 (n)	2,080,000	2,176,552

		$9,486,134

Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$1,697,000	$1,736,162

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$262,000	$263,674
CSX Corp., 7.9%, 2017	1,754,000	1,714,112

		$1,977,786

Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$1,343,255
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	2,187,578
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	962,674

5

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Real Estate - continued
Kimco Realty Corp., REIT, 6%, 2012	$936,000	$713,095
ProLogis, REIT, 5.75%, 2016	3,311,000	1,819,590
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	1,450,155
Vornado Realty Trust, REIT, 4.75%, 2010	1,708,000	1,589,911

		$10,066,258

Retailers - 0.5%
Home Depot, Inc., 5.875%, 2036	$8,000,000	$5,665,448
Limited Brands, Inc., 5.25%, 2014	2,165,000	1,519,096
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	4,588,966

		$11,773,510

Supermarkets - 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,048,763

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$1,498,000	$1,578,778
Rogers Communications, Inc., 6.8%, 2018	3,340,000	3,338,257

		$4,917,035

Tobacco - 0.1%
Altria Group, Inc., 9.7%, 2018	$1,667,000	$1,814,530
Philip Morris International, Inc., 4.875%, 2013	1,823,000	1,842,891

		$3,657,421

U.S. Government Agencies and Equivalents - 1.0%
Freddie Mac, 4.625%, 2012	$13,500,000	$14,648,904
Small Business Administration, 4.77%, 2024	806,923	852,191
Small Business Administration, 5.18%, 2024	1,342,043	1,412,208
Small Business Administration, 4.99%, 2024	1,250,198	1,321,019
Small Business Administration, 5.11%, 2025	5,279,272	5,573,264

		$23,807,586

U.S. Treasury Obligations - 9.1%
U.S. Treasury Bonds, 2.375%, 2010	$23,626,000	$24,204,648
U.S. Treasury Bonds, 2%, 2013	4,762,000	4,860,216
U.S. Treasury Bonds, 8.5%, 2020	4,816,000	7,190,890
U.S. Treasury Bonds, 8%, 2021	2,560,000	3,788,001
U.S. Treasury Bonds, 6%, 2026	2,840,000	3,741,700
U.S. Treasury Bonds, 6.75%, 2026	8,541,000	12,149,573
U.S. Treasury Bonds, 5.375%, 2031	6,033,000	7,606,292
U.S. Treasury Bonds, 4.5%, 2036	3,417,000	3,937,026
U.S. Treasury Bonds, 5%, 2037	3,760,000	4,677,673
U.S. Treasury Notes, 4.875%, 2009	684,000	695,676
U.S. Treasury Notes, 6.5%, 2010	9,219,000	9,691,474
U.S. Treasury Notes, 1.5%, 2010	1,514,000	1,532,038
U.S. Treasury Notes, 0.875%, 2011	25,197,000	25,245,126
U.S. Treasury Notes, 5.125%, 2011	23,128,000	25,357,678
U.S. Treasury Notes, 4.125%, 2012	14,484,000	15,862,240
U.S. Treasury Notes, 3.5%, 2013	8,400,000	9,109,405
U.S. Treasury Notes, 3.125%, 2013	25,602,000	27,418,155
U.S. Treasury Notes, 1.5%, 2013	6,564,000	6,547,590
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,804,520
U.S. Treasury Notes, 9.875%, 2015	2,793,000	4,090,217
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,781,375
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,412,838

		$214,704,351

Utilities - Electric Power - 1.6%
Bruce Mansfield Unit, 6.85%, 2034	$4,989,000	$3,881,533
EDP Finance B.V., 6%, 2018 (n)	2,259,000	2,156,647
Enel Finance International S.A., 6.25%, 2017 (n)	3,126,000	2,832,556
Exelon Generation Co. LLC, 6.95%, 2011	6,028,000	6,155,088
Exelon Generation Co. LLC, 6.2%, 2017	10,390,000	9,290,551
FirstEnergy Corp., 6.45%, 2011	4,413,000	4,416,984
MidAmerican Energy Holdings Co., 5.875%, 2012	477,000	495,209
MidAmerican Funding LLC, 6.927%, 2029	387,000	371,473
Oncor Electric Delivery Co., 7%, 2022	3,162,000	2,948,644
PSEG Power LLC, 6.95%, 2012	3,745,000	3,831,832
PSEG Power LLC, 5.5%, 2015	1,583,000	1,455,280
System Energy Resources, Inc., 5.129%, 2014 (z)	828,508	764,862
Waterford 3 Funding Corp., 8.09%, 2017	193,156	190,314

		$38,790,973

Total Bonds		$934,275,598

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	12,764,779	$12,764,779

Total Investments		$2,326,456,090

OTHER ASSETS, LESS LIABILITIES - 1.1%		25,523,805

NET ASSETS - 100.0%		$2,351,979,895

6

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Series

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,556,517 representing 1.6% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American International Group, Inc., 8.25%, 2018	8/13/08	$1,570,000	$671,797
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040	3/01/06	3,009,000	1,323,960
ING Bank N.V., 3.9%, 2014	3/12/09	2,894,403	2,919,488
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,245,956	1,861,187
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 11/22/04	830,201	764,862

Total Restricted Securities			$7,541,294
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Total Return Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,392,180,492	$934,275,598	$—	$2,326,456,090
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,823,396,957

Gross unrealized appreciation	$45,052,209
Gross unrealized depreciation	(541,993,076)

Net unrealized appreciation (depreciation)	$(496,940,867)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	266,427,807	(253,663,028)	12,764,779

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,194	$12,764,779

8

MFS INVESTMENT MANAGEMENT

MFS® Utilities Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Utilities Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 93.0%
Cable TV - 3.4%
Comcast Corp., “Special A”	2,136,400	$27,495,468
Time Warner Cable, Inc.	663,150	16,446,120

		$43,941,588

Energy - Independent - 0.7%
XTO Energy, Inc.	295,390	$9,044,842

Natural Gas - Distribution - 13.2%
EQT Corp.	1,812,280	$56,778,732
Gaz de France	343,900	11,811,008
NiSource, Inc.	1,127,100	11,045,580
ONEOK, Inc.	29,400	665,322
Questar Corp.	1,148,220	33,792,115
Sempra Energy	892,240	41,257,178
Spectra Energy Corp.	1,184,370	16,746,992

		$172,096,927

Natural Gas - Pipeline - 4.0%
El Paso Corp.	3,835,590	$23,972,438
Enagas S.A.	798,570	11,320,657
Williams Cos., Inc.	1,485,305	16,902,771

		$52,195,866

Oil Services - 0.7%
Transocean, Inc. (a)	155,300	$9,137,852

Telecommunications - Wireless - 15.2%
America Movil S.A.B. de C.V., “L”, ADR	908,740	$24,608,679
Cellcom Israel Ltd.	1,724,310	36,727,803
MetroPCS Communications, Inc. (a)	737,600	12,598,208
Mobile TeleSystems OJSC, ADR	441,800	13,218,656
MTN Group Ltd.	873,540	9,682,945
NII Holdings, Inc. (a)	813,040	12,195,600
Partner Communication Co. Ltd., ADR	126,700	1,915,704
Philippine Long Distance Telephone Co.	62,600	2,803,734
Philippine Long Distance Telephone Co., ADR	93,600	4,130,568
Rogers Communications, Inc., “B”	1,733,060	39,931,308
Vivo Participacoes S.A., ADR	761,025	9,931,376
Vodafone Group PLC	16,797,370	29,584,843

		$197,329,424

Telephone Services - 12.0%
AT&T, Inc.	1,368,770	$34,493,004
BCE, Inc.	407,300	8,114,987
Deutsche Telekom AG	748,900	9,303,143
Royal KPN N.V.	1,704,950	22,787,877
Telefonica S.A.	1,929,220	38,498,688
Verizon Communications, Inc.	294,700	8,899,940
Virgin Media, Inc.	2,924,360	14,036,928
Windstream Corp.	2,487,248	20,047,219

		$156,181,786

Utilities - Electric Power - 43.8%
AES Corp. (a)	5,334,190	$30,991,644
AES Tiete S.A., IPS	2,065,359	15,669,929
Allegheny Energy, Inc.	1,411,400	32,702,138
American Electric Power Co., Inc.	1,212,170	30,619,414
CenterPoint Energy, Inc.	263,900	2,752,477
CEZ AS	787,960	28,118,884
CMS Energy Corp.	4,113,230	48,700,643
Constellation Energy Group, Inc.	375,050	7,748,533
DPL, Inc.	1,097,260	24,732,240
DTE Energy Co.	41,800	1,157,860
Dynegy, Inc., “A” (a)	3,918,842	5,525,567
E.ON AG	1,547,644	42,995,137
Edison International	669,770	19,296,074
Eletropaulo Metropolitana S.A., IPS	2,407,900	33,890,693
Entergy Corp.	30,300	2,063,127
Northeast Utilities	1,050,333	22,676,689
NRG Energy, Inc. (a)	3,147,624	55,398,182
PPL Corp.	1,556,000	44,672,760
Progress Energy, Inc.	471,150	17,083,899
Public Service Enterprise Group, Inc.	1,342,160	39,553,455
Red Electrica de Espana	692,157	27,036,233
RWE AG	156,100	10,952,501
Westar Energy, Inc.	445,600	7,811,368
Wisconsin Energy Corp.	268,900	11,070,613
Xcel Energy, Inc.	322,190	6,002,400

		$569,222,460

Total Common Stocks		$1,209,150,745

BONDS - 2.6%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 2.943%, 2023 (i)(z)	$432,105	$23,118

Cable TV - 0.2%
CSC Holdings, Inc., 8.625%, 2019 (z)	$3,000,000	$2,887,500

Energy - Independent - 0.6%
Chesapeake Energy Corp., 9.5%, 2015	$8,201,000	$7,975,473

Natural Gas - Pipeline - 0.2%
El Paso Corp., 8.25%, 2016	$645,000	$603,075
Williams Cos., Inc., 8.75%, 2032	1,670,000	1,515,525

		$2,118,600

Telecommunications - Wireless - 0.8%
MetroPCS Wireless, Inc., 9.25%, 2014	$5,990,000	$5,810,300
Sprint Capital Corp., 7.625%, 2011	4,900,000	4,532,500

		$10,342,800

Utilities - Electric Power - 0.8%
AES Corp., 9.75%, 2016 (z)	$8,350,000	$7,849,000
CenterPoint Energy, Inc., 7%, 2014	2,330,000	2,429,887
TXU Eastern Funding Co., 6.75%, 2009 (d)	16,000	560

		$10,279,447

Total Bonds		$33,626,938

CONVERTIBLE PREFERRED STOCKS - 0.7%
Natural Gas - Pipeline - 0.7%
El Paso Corp., 4.99%	15,520	$9,001,600

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Utilities Series

Issuer	Shares/Par	Value ($)
CONVERTIBLE BONDS - 1.3%
Energy - Independent - 0.4%
Chesapeake Energy Corp., 2.5%, 2037	$7,309,000	$4,805,668

Telecommunications - Wireless - 0.1%
NII Holdings, Inc., 3.125%, 2012	$2,827,000	$1,964,765

Telephone Services - 0.8%
Virgin Media, Inc., 6.5%, 2016 (z)	$18,379,000	$9,878,713

Total Convertible Bonds		$16,649,146

MONEY MARKET FUNDS (v) - 1.7%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	22,245,219	$22,245,219

Total Investments		$1,290,673,648

OTHER ASSETS, LESS LIABILITIES - 0.7%		8,490,291

NET ASSETS - 100.0%		$1,299,163,939

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AES Corp., 9.75%, 2016	3/30/09	$7,847,080	$7,849,000
CSC Holdings, Inc., 8.625%, 2019	2/09/09	2,857,073	2,887,500
Falcon Franchise Loan LLC, FRN, 2.943%, 2023	1/18/02	29,714	23,118
Virgin Media, Inc., 6.5%, 2016	2/09/09	9,767,181	9,878,713

Total Restricted Securities			$20,638,331
% of Net Assets			1.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,228,592,232	$62,081,416	$—	$1,290,673,648
Other Financial Instruments	$—	$(4,216,417)	$—	$(4,216,417)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,795,678,289

Gross unrealized appreciation	$19,454,662
Gross unrealized depreciation	(524,459,303)

Net unrealized appreciation (depreciation)	$(505,004,641)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/09

Forward Foreign Currency Exchange Contracts at 3/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	EUR	9,311,761	5/18/09 - 5/20/09	$11,892,445	$12,371,491	$479,046
SELL	EUR	4,265,672	5/18/09 - 5/20/09	5,815,724	5,667,309	148,415
BUY	GBP	4,013,725	5/15/09 - 5/18/09	5,731,836	5,759,833	27,997

						$655,458

Depreciation
SELL	EUR	108,937,228	5/18/09 - 5/20/09	$140,129,203	$144,732,716	$(4,603,513)
BUY	GBP	2,206,837	5/18/09 - 5/19/09	3,205,759	3,166,895	(38,864)
SELL	GBP	23,607,795	5/18/09	33,648,495	33,877,993	(229,498)

						$(4,871,875)

3

MFS Utilities Series

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,226,494	131,941,836	(153,923,111)	22,245,219

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,343	$22,245,219

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

United States	64.3%
Spain	5.9%
Germany	4.9%
Brazil	4.6%
Canada	3.7%
Israel	3.0%
United Kingdom	2.3%
Czech Republic	2.2%
Mexico	1.9%
Other Countries	7.2%

4

MFS
INVESTMENT MANAGEMENT

MFS® Value Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.8%
Aerospace - 8.5%
Lockheed Martin Corp.	400,440	$27,642,368
Northrop Grumman Corp.	354,220	15,458,161
United Technologies Corp.	243,910	10,483,252

		$53,583,781

Alcoholic Beverages - 1.6%
Diageo PLC	666,388	$7,520,252
Molson Coors Brewing Co.	74,990	2,570,657

		$10,090,909

Apparel Manufacturers - 1.4%
NIKE, Inc., “B”	184,950	$8,672,306

Automotive - 0.4%
Johnson Controls, Inc.	197,450	$2,369,400

Broadcasting - 3.0%
Omnicom Group, Inc.	326,250	$7,634,250
Walt Disney Co.	441,120	8,010,739
WPP Group PLC	618,876	3,487,597

		$19,132,586

Brokerage & Asset Managers - 0.6%
Franklin Resources, Inc.	47,230	$2,544,280
Invesco Ltd.	107,370	1,488,148

		$4,032,428

Business Services - 3.2%
Accenture Ltd., “A”	471,950	$12,973,906
Automatic Data Processing, Inc.	63,960	2,248,834
Dun & Bradstreet Corp.	27,740	2,135,980
Western Union Co.	218,570	2,747,425

		$20,106,145

Chemicals - 2.7%
3M Co.	131,430	$6,534,700
PPG Industries, Inc.	285,226	10,524,839

		$17,059,539

Computer Software - 2.3%
Oracle Corp. (a)	788,620	$14,250,363

Computer Software - Systems - 2.6%
Hewlett-Packard Co.	128,580	$4,122,275
International Business Machines Corp.	127,590	12,362,195

		$16,484,470

Construction - 0.9%
Sherwin-Williams Co.	114,180	$5,933,935

Consumer Goods & Services - 1.1%
Procter & Gamble Co.	153,034	$7,206,371

Electrical Equipment - 1.7%
Danaher Corp.	108,120	$5,862,266
W.W. Grainger, Inc.	67,920	4,766,626

		$10,628,892

Electronics - 2.4%
Agilent Technologies, Inc. (a)	110,570	$1,699,461
Intel Corp.	880,230	13,247,462

		$14,946,923

Energy - Independent - 3.9%
Apache Corp.	132,230	$8,474,621
Devon Energy Corp.	148,460	6,634,677
EOG Resources, Inc.	92,950	5,089,942
Occidental Petroleum Corp.	83,870	4,667,366

		$24,866,606

Energy - Integrated - 10.0%
Chevron Corp.	222,700	$14,974,348
ConocoPhillips	95,910	3,755,836
Exxon Mobil Corp.	231,098	15,737,774
Hess Corp.	131,830	7,145,186
Marathon Oil Corp.	55,790	1,466,719
TOTAL S.A., ADR	405,102	19,874,304

		$62,954,167

Food & Beverages - 3.7%
J.M. Smucker Co.	70,236	$2,617,696
Kellogg Co.	81,330	2,979,118
Nestle S.A.	298,271	10,082,990
PepsiCo, Inc.	154,448	7,950,983

		$23,630,787

Food & Drug Stores - 1.8%
CVS Caremark Corp.	262,001	$7,202,407
Kroger Co.	185,780	3,942,252

		$11,144,659

Gaming & Lodging - 0.4%
Royal Caribbean Cruises Ltd.	321,210	$2,572,892

General Merchandise - 0.4%
Macy’s, Inc.	315,620	$2,809,018

Health Maintenance Organizations - 0.2%
WellPoint, Inc. (a)	36,780	$1,396,537

Insurance - 6.4%
Allstate Corp.	538,615	$10,314,477
Aon Corp.	96,920	3,956,274
Chubb Corp.	112,660	4,767,771
MetLife, Inc.	638,013	14,527,556
Prudential Financial, Inc.	141,610	2,693,422
Travelers Cos., Inc.	95,490	3,880,714

		$40,140,214

Leisure & Toys - 0.3%
Hasbro, Inc.	81,490	$2,042,954

Machinery & Tools - 0.7%
Eaton Corp.	118,730	$4,376,388

Major Banks - 10.0%
Bank of America Corp.	491,940	$3,355,031
Bank of New York Mellon Corp.	604,410	17,074,583
Goldman Sachs Group, Inc.	142,522	15,110,182
JPMorgan Chase & Co.	447,500	11,894,550

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
PNC Financial Services Group, Inc.	112,800	$3,303,912
State Street Corp.	270,360	8,321,681
Wells Fargo & Co.	294,040	4,187,130

		$63,247,069

Medical Equipment - 0.9%
Medtronic, Inc.	83,810	$2,469,881
Waters Corp. (a)	80,430	2,971,889

		$5,441,770

Oil Services - 0.6%
National Oilwell Varco, Inc. (a)	133,390	$3,829,627

Pharmaceuticals - 8.8%
Abbott Laboratories	98,500	$4,698,450
GlaxoSmithKline PLC	199,320	3,110,188
Johnson & Johnson	210,410	11,067,566
Merck & Co., Inc.	480,640	12,857,120
Pfizer, Inc.	456,490	6,217,394
Roche Holding AG	19,180	2,631,921
Wyeth	355,160	15,286,086

		$55,868,725

Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp.	23,480	$1,412,322

Specialty Chemicals - 0.9%
Air Products & Chemicals, Inc.	105,076	$5,910,525

Specialty Stores - 0.7%
Home Depot, Inc.	55,660	$1,311,350
Staples, Inc.	163,850	2,967,324

		$4,278,674

Telecommunications - Wireless - 1.7%
Rogers Communications, Inc., “B”	121,750	$2,805,233
Vodafone Group PLC	4,583,103	8,072,120

		$10,877,353

Telephone Services - 3.9%
AT&T, Inc.	949,610	$23,930,172
Verizon Communications, Inc.	20,040	605,208

		$24,535,380

Tobacco - 4.9%
Altria Group, Inc.	162,891	$2,609,514
Lorillard, Inc.	65,080	4,018,039
Philip Morris International, Inc.	689,001	24,514,656

		$31,142,209

Utilities - Electric Power - 6.0%
Dominion Resources, Inc.	293,692	$9,101,515
Entergy Corp.	66,290	4,513,686
FPL Group, Inc.	131,380	6,664,907
PG&E Corp.	135,410	5,175,370
PPL Corp.	234,280	6,726,179
Public Service Enterprise Group, Inc.	186,640	5,500,281

		$37,681,938

Total Common Stocks		$624,657,862

MONEY MARKET FUNDS (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	8,387,068	$8,387,068

Total Investments		$633,044,930

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(340,551)

NET ASSETS - 100.0%		$632,704,379

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Series

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$633,044,930	$—	$—	$633,044,930
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$810,454,755

Gross unrealized appreciation	$2,522,939
Gross unrealized depreciation	(179,932,764)

Net unrealized appreciation (depreciation)	$(177,409,825)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	195,107,118	(186,720,050)	8,387,068

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,554	$8,387,068

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.